Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (98.3%)
Communications (11.7%)
	Alphabet Inc.	1.900%	8/15/40	5,665	3,690
	Alphabet Inc.	2.050%	8/15/50	13,620	7,748
	Alphabet Inc.	2.250%	8/15/60	4,720	2,621
	America Movil SAB de CV	6.375%	3/1/35	4,313	4,608
	America Movil SAB de CV	6.125%	11/15/37	1,669	1,765
	America Movil SAB de CV	6.125%	3/30/40	8,493	8,803
	America Movil SAB de CV	4.375%	7/16/42	5,899	5,026
	America Movil SAB de CV	4.375%	4/22/49	5,395	4,540
	AT&T Inc.	4.500%	5/15/35	11,160	10,206
	AT&T Inc.	5.250%	3/1/37	4,873	4,714
	AT&T Inc.	4.900%	8/15/37	3,847	3,562
	AT&T Inc.	4.850%	3/1/39	9,756	8,898
	AT&T Inc.	5.350%	9/1/40	3,346	3,196
	AT&T Inc.	3.500%	6/1/41	14,436	11,020
	AT&T Inc.	5.550%	8/15/41	995	972
	AT&T Inc.	4.300%	12/15/42	12,311	10,267
	AT&T Inc.	3.100%	2/1/43	2,665	1,956
	AT&T Inc.	4.650%	6/1/44	4,738	4,037
	AT&T Inc.	4.350%	6/15/45	5,277	4,388
	AT&T Inc.	4.750%	5/15/46	8,968	7,813
[1]	AT&T Inc.	5.150%	11/15/46	2,995	2,758
	AT&T Inc.	5.450%	3/1/47	2,286	2,199
	AT&T Inc.	4.500%	3/9/48	13,172	10,872
	AT&T Inc.	4.550%	3/9/49	5,306	4,390
	AT&T Inc.	5.150%	2/15/50	3,724	3,325
	AT&T Inc.	3.650%	6/1/51	16,314	11,493
	AT&T Inc.	3.500%	9/15/53	36,432	24,626
	AT&T Inc.	3.550%	9/15/55	34,827	23,396
	AT&T Inc.	3.800%	12/1/57	24,782	17,244
	AT&T Inc.	3.650%	9/15/59	27,516	18,340
	AT&T Inc.	3.850%	6/1/60	5,186	3,615
	AT&T Inc.	3.500%	2/1/61	866	570
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	4,970	4,139
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	1,595	1,294
[1]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	1,918	1,379
[1]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	2,710	1,777
	Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/52	3,507	2,519
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	4,457	4,296
	Charter Communications Operating LLC	6.384%	10/23/35	8,385	8,180
	Charter Communications Operating LLC	5.375%	4/1/38	5,151	4,447
	Charter Communications Operating LLC	3.500%	6/1/41	9,510	6,378
	Charter Communications Operating LLC	3.500%	3/1/42	7,204	4,788
	Charter Communications Operating LLC	6.484%	10/23/45	17,000	15,670
	Charter Communications Operating LLC	5.375%	5/1/47	14,540	11,664
	Charter Communications Operating LLC	5.750%	4/1/48	10,745	9,025
	Charter Communications Operating LLC	5.125%	7/1/49	6,266	4,810
	Charter Communications Operating LLC	4.800%	3/1/50	11,917	8,778
	Charter Communications Operating LLC	3.700%	4/1/51	9,768	5,977
	Charter Communications Operating LLC	3.900%	6/1/52	10,746	6,749
	Charter Communications Operating LLC	5.250%	4/1/53	6,582	5,180
	Charter Communications Operating LLC	3.850%	4/1/61	8,251	4,855
	Charter Communications Operating LLC	4.400%	12/1/61	5,376	3,496
	Charter Communications Operating LLC	3.950%	6/30/62	6,169	3,667
	Charter Communications Operating LLC	5.500%	4/1/63	3,338	2,610
	Comcast Corp.	7.050%	3/15/33	26	30
	Comcast Corp.	4.200%	8/15/34	4,053	3,694
	Comcast Corp.	5.650%	6/15/35	3,374	3,438
	Comcast Corp.	4.400%	8/15/35	3,662	3,365
	Comcast Corp.	6.500%	11/15/35	2,708	2,938
	Comcast Corp.	3.200%	7/15/36	3,224	2,587
	Comcast Corp.	6.450%	3/15/37	2,522	2,718
	Comcast Corp.	6.950%	8/15/37	1,638	1,834

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Comcast Corp.	3.900%	3/1/38	6,552	5,535
Comcast Corp.	4.600%	10/15/38	5,966	5,420
Comcast Corp.	6.550%	7/1/39	1,680	1,830
Comcast Corp.	3.250%	11/1/39	6,149	4,692
Comcast Corp.	3.750%	4/1/40	11,110	9,017
Comcast Corp.	4.650%	7/15/42	3,240	2,890
Comcast Corp.	4.600%	8/15/45	5,538	4,797
Comcast Corp.	3.400%	7/15/46	5,755	4,147
Comcast Corp.	4.000%	8/15/47	3,654	2,862
Comcast Corp.	3.969%	11/1/47	11,163	8,690
Comcast Corp.	4.000%	3/1/48	4,169	3,272
Comcast Corp.	4.700%	10/15/48	10,099	8,923
Comcast Corp.	3.999%	11/1/49	8,174	6,331
Comcast Corp.	3.450%	2/1/50	9,042	6,370
Comcast Corp.	2.800%	1/15/51	7,476	4,572
Comcast Corp.	2.887%	11/1/51	21,235	13,205
Comcast Corp.	2.450%	8/15/52	7,208	4,030
Comcast Corp.	4.049%	11/1/52	1,781	1,380
Comcast Corp.	5.350%	5/15/53	9,323	8,884
Comcast Corp.	5.650%	6/1/54	7,500	7,435
Comcast Corp.	2.937%	11/1/56	21,051	12,648
Comcast Corp.	4.950%	10/15/58	4,338	3,856
Comcast Corp.	2.650%	8/15/62	7,380	3,999
Comcast Corp.	2.987%	11/1/63	15,198	8,870
Comcast Corp.	5.500%	5/15/64	8,535	8,158
Discovery Communications LLC	5.000%	9/20/37	1,478	1,281
Discovery Communications LLC	6.350%	6/1/40	1,710	1,656
Discovery Communications LLC	4.875%	4/1/43	1,050	841
Discovery Communications LLC	5.200%	9/20/47	4,602	3,724
Discovery Communications LLC	5.300%	5/15/49	4,665	3,784
Discovery Communications LLC	4.650%	5/15/50	4,307	3,181
Discovery Communications LLC	4.000%	9/15/55	8,843	5,617
Electronic Arts Inc.	2.950%	2/15/51	3,403	2,181
Fox Corp.	5.476%	1/25/39	5,133	4,848
Fox Corp.	5.576%	1/25/49	6,719	6,133
Grupo Televisa SAB	6.625%	1/15/40	3,786	3,766
Grupo Televisa SAB	5.000%	5/13/45	3,366	2,784
Grupo Televisa SAB	6.125%	1/31/46	3,825	3,691
Grupo Televisa SAB	5.250%	5/24/49	1,918	1,639
Interpublic Group of Cos. Inc.	3.375%	3/1/41	2,231	1,625
Interpublic Group of Cos. Inc.	5.400%	10/1/48	2,097	1,942
Meta Platforms Inc.	4.450%	8/15/52	11,718	10,003
Meta Platforms Inc.	5.600%	5/15/53	14,865	15,064
Meta Platforms Inc.	4.650%	8/15/62	5,994	5,125
Meta Platforms Inc.	5.750%	5/15/63	8,285	8,464
NBCUniversal Media LLC	4.450%	1/15/43	5,537	4,767
Orange SA	5.375%	1/13/42	4,859	4,681
Orange SA	5.500%	2/6/44	3,413	3,335
Paramount Global	6.875%	4/30/36	4,436	4,237
Paramount Global	5.900%	10/15/40	1,860	1,535
Paramount Global	4.850%	7/1/42	2,084	1,548
Paramount Global	4.375%	3/15/43	7,275	4,980
Paramount Global	5.850%	9/1/43	6,084	4,944
Paramount Global	5.250%	4/1/44	1,461	1,094
Paramount Global	4.900%	8/15/44	2,339	1,678
Paramount Global	4.600%	1/15/45	2,139	1,484
Paramount Global	4.950%	5/19/50	4,362	3,139
Rogers Communications Inc.	7.500%	8/15/38	968	1,111
Rogers Communications Inc.	4.500%	3/15/42	3,560	3,004
Rogers Communications Inc.	4.500%	3/15/43	2,074	1,740
Rogers Communications Inc.	5.450%	10/1/43	2,954	2,786
Rogers Communications Inc.	5.000%	3/15/44	4,659	4,169
Rogers Communications Inc.	4.300%	2/15/48	3,130	2,467
Rogers Communications Inc.	4.350%	5/1/49	5,313	4,210
Rogers Communications Inc.	3.700%	11/15/49	5,036	3,558
Rogers Communications Inc.	4.550%	3/15/52	8,543	6,954
Telefonica Emisiones SA	7.045%	6/20/36	9,096	9,877
Telefonica Emisiones SA	4.665%	3/6/38	1,010	889
Telefonica Emisiones SA	5.213%	3/8/47	12,585	11,213
Telefonica Emisiones SA	4.895%	3/6/48	5,915	5,019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Telefonica Emisiones SA	5.520%	3/1/49	5,400	5,006
	TELUS Corp.	4.600%	11/16/48	4,376	3,652
	TELUS Corp.	4.300%	6/15/49	2,067	1,629
	Thomson Reuters Corp.	5.500%	8/15/35	1,855	1,853
	Thomson Reuters Corp.	5.850%	4/15/40	1,794	1,851
	Thomson Reuters Corp.	5.650%	11/23/43	1,668	1,637
	Time Warner Cable LLC	6.550%	5/1/37	7,350	6,959
	Time Warner Cable LLC	7.300%	7/1/38	5,699	5,755
	Time Warner Cable LLC	6.750%	6/15/39	4,825	4,658
	Time Warner Cable LLC	5.875%	11/15/40	5,836	5,039
	Time Warner Cable LLC	5.500%	9/1/41	4,855	4,050
	Time Warner Cable LLC	4.500%	9/15/42	8,143	5,964
	T-Mobile USA Inc.	4.375%	4/15/40	8,305	7,224
	T-Mobile USA Inc.	3.000%	2/15/41	11,165	8,005
	T-Mobile USA Inc.	4.500%	4/15/50	13,575	11,303
	T-Mobile USA Inc.	3.300%	2/15/51	9,725	6,545
	T-Mobile USA Inc.	3.400%	10/15/52	8,942	6,082
	T-Mobile USA Inc.	5.650%	1/15/53	9,940	9,784
	T-Mobile USA Inc.	5.750%	1/15/54	9,711	9,653
	T-Mobile USA Inc.	6.000%	6/15/54	6,932	7,151
	T-Mobile USA Inc.	5.500%	1/15/55	3,415	3,277
	T-Mobile USA Inc.	3.600%	11/15/60	6,913	4,642
	T-Mobile USA Inc.	5.800%	9/15/62	1,921	1,913
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	2,333	2,032
[1]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	3,341	2,829
[1]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	1,402	1,115
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	6,147	5,127
[1]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	3,325	2,252
	Verizon Communications Inc.	4.400%	11/1/34	4,718	4,350
	Verizon Communications Inc.	5.850%	9/15/35	940	972
	Verizon Communications Inc.	4.272%	1/15/36	5,100	4,596
	Verizon Communications Inc.	5.250%	3/16/37	10,166	9,985
	Verizon Communications Inc.	4.812%	3/15/39	6,693	6,183
	Verizon Communications Inc.	2.650%	11/20/40	10,887	7,508
	Verizon Communications Inc.	3.400%	3/22/41	13,436	10,269
	Verizon Communications Inc.	2.850%	9/3/41	6,962	4,878
	Verizon Communications Inc.	4.750%	11/1/41	3,401	3,117
	Verizon Communications Inc.	3.850%	11/1/42	5,069	4,046
	Verizon Communications Inc.	6.550%	9/15/43	3,608	3,982
	Verizon Communications Inc.	4.125%	8/15/46	5,639	4,570
	Verizon Communications Inc.	4.862%	8/21/46	11,282	10,285
	Verizon Communications Inc.	5.500%	3/16/47	1,592	1,596
	Verizon Communications Inc.	4.522%	9/15/48	5,760	4,924
	Verizon Communications Inc.	4.000%	3/22/50	5,046	3,935
	Verizon Communications Inc.	2.875%	11/20/50	15,727	9,898
	Verizon Communications Inc.	3.550%	3/22/51	19,340	13,835
	Verizon Communications Inc.	3.875%	3/1/52	7,680	5,809
	Verizon Communications Inc.	5.500%	2/23/54	3,131	3,047
	Verizon Communications Inc.	5.012%	8/21/54	3,180	2,887
	Verizon Communications Inc.	4.672%	3/15/55	4,834	4,169
	Verizon Communications Inc.	2.987%	10/30/56	12,525	7,630
	Verizon Communications Inc.	3.000%	11/20/60	10,186	6,089
	Verizon Communications Inc.	3.700%	3/22/61	14,481	10,183
	Vodafone Group plc	6.150%	2/27/37	9,961	10,396
	Vodafone Group plc	5.000%	5/30/38	2,885	2,761
	Vodafone Group plc	4.375%	2/19/43	5,613	4,752
	Vodafone Group plc	5.250%	5/30/48	4,346	4,031
	Vodafone Group plc	4.875%	6/19/49	7,062	6,142
	Vodafone Group plc	4.250%	9/17/50	6,914	5,414
	Vodafone Group plc	5.625%	2/10/53	3,017	2,910
	Vodafone Group plc	5.125%	6/19/59	1,626	1,429
	Vodafone Group plc	5.750%	2/10/63	3,888	3,783
	Walt Disney Co.	6.200%	12/15/34	3,899	4,221
	Walt Disney Co.	6.400%	12/15/35	4,798	5,217
	Walt Disney Co.	6.150%	3/1/37	1,412	1,517
	Walt Disney Co.	6.650%	11/15/37	6,177	6,905
	Walt Disney Co.	4.625%	3/23/40	2,569	2,368
	Walt Disney Co.	3.500%	5/13/40	9,625	7,642
	Walt Disney Co.	6.150%	2/15/41	2,520	2,675
	Walt Disney Co.	5.400%	10/1/43	5,304	5,238

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walt Disney Co.	4.750%	9/15/44	2,518	2,284
	Walt Disney Co.	4.950%	10/15/45	2,085	1,930
	Walt Disney Co.	7.750%	12/1/45	1,082	1,389
	Walt Disney Co.	4.750%	11/15/46	1,956	1,750
	Walt Disney Co.	2.750%	9/1/49	8,872	5,609
	Walt Disney Co.	4.700%	3/23/50	6,250	5,634
	Walt Disney Co.	3.600%	1/13/51	10,130	7,526
	Walt Disney Co.	3.800%	5/13/60	5,099	3,774
	Warnermedia Holdings Inc.	5.050%	3/15/42	23,788	19,661
	Warnermedia Holdings Inc.	5.141%	3/15/52	32,970	26,017
	Warnermedia Holdings Inc.	5.391%	3/15/62	16,272	12,802
					1,160,028
Consumer Discretionary (5.7%)
	Alibaba Group Holding Ltd.	4.500%	11/28/34	3,320	3,085
	Alibaba Group Holding Ltd.	4.000%	12/6/37	5,824	4,980
	Alibaba Group Holding Ltd.	2.700%	2/9/41	4,702	3,206
	Alibaba Group Holding Ltd.	4.200%	12/6/47	9,004	7,203
	Alibaba Group Holding Ltd.	3.150%	2/9/51	6,270	4,048
	Alibaba Group Holding Ltd.	4.400%	12/6/57	4,168	3,325
	Alibaba Group Holding Ltd.	3.250%	2/9/61	3,998	2,469
	Amazon.com Inc.	4.800%	12/5/34	2,255	2,228
	Amazon.com Inc.	3.875%	8/22/37	14,737	12,930
	Amazon.com Inc.	2.875%	5/12/41	11,622	8,580
	Amazon.com Inc.	4.950%	12/5/44	3,482	3,376
	Amazon.com Inc.	4.050%	8/22/47	15,525	12,963
	Amazon.com Inc.	2.500%	6/3/50	12,105	7,347
	Amazon.com Inc.	3.100%	5/12/51	14,766	10,104
	Amazon.com Inc.	3.950%	4/13/52	11,210	8,987
	Amazon.com Inc.	4.250%	8/22/57	9,530	7,926
	Amazon.com Inc.	2.700%	6/3/60	9,751	5,710
	Amazon.com Inc.	3.250%	5/12/61	7,336	4,865
	Amazon.com Inc.	4.100%	4/13/62	5,486	4,390
[1]	American University	3.672%	4/1/49	2,157	1,661
	Aptiv plc	4.400%	10/1/46	1,120	876
	Aptiv plc	5.400%	3/15/49	804	715
	Aptiv plc	3.100%	12/1/51	6,813	4,191
	Aptiv plc	4.150%	5/1/52	4,355	3,266
	BorgWarner Inc.	4.375%	3/15/45	2,338	1,883
[1]	Brown University	2.924%	9/1/50	2,312	1,577
	Brunswick Corp.	5.100%	4/1/52	1,420	1,101
[1]	California Endowment	2.498%	4/1/51	1,348	819
	California Institute of Technology	4.321%	8/1/45	1,820	1,619
	California Institute of Technology	4.700%	11/1/11	1,240	1,046
	California Institute of Technology	3.650%	9/1/19	2,223	1,458
[1]	Case Western Reserve University	5.405%	6/1/22	1,305	1,234
	Claremont Mckenna College	3.775%	1/1/22	993	655
	Cleveland Clinic Foundation	4.858%	1/1/14	2,080	1,813
	Darden Restaurants Inc.	4.550%	2/15/48	1,619	1,297
	Dick's Sporting Goods Inc.	4.100%	1/15/52	3,365	2,385
[1]	Duke University	2.682%	10/1/44	2,224	1,591
[1]	Duke University	2.757%	10/1/50	1,740	1,142
[1]	Duke University	2.832%	10/1/55	2,757	1,757
	eBay Inc.	4.000%	7/15/42	3,402	2,729
	eBay Inc.	3.650%	5/10/51	4,875	3,474
[1]	Emory University	2.969%	9/1/50	1,983	1,323
[1]	Ford Foundation	2.415%	6/1/50	1,462	880
[1]	Ford Foundation	2.815%	6/1/70	3,055	1,765
	Ford Motor Co.	4.750%	1/15/43	9,457	7,644
	Ford Motor Co.	7.400%	11/1/46	2,535	2,764
	Ford Motor Co.	5.291%	12/8/46	4,909	4,266
	Fortune Brands Innovations Inc.	4.500%	3/25/52	1,830	1,446
	General Motors Co.	5.000%	4/1/35	3,661	3,409
	General Motors Co.	6.600%	4/1/36	5,564	5,826
	General Motors Co.	5.150%	4/1/38	5,683	5,210
	General Motors Co.	6.250%	10/2/43	7,779	7,747
	General Motors Co.	5.200%	4/1/45	4,641	4,084
	General Motors Co.	6.750%	4/1/46	3,213	3,372
	General Motors Co.	5.400%	4/1/48	4,053	3,608
	General Motors Co.	5.950%	4/1/49	2,096	2,020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	George Washington University	4.300%	9/15/44	1,297	1,127
	George Washington University	4.868%	9/15/45	1,566	1,464
[1]	George Washington University	4.126%	9/15/48	4,001	3,352
[1]	Georgetown University	4.315%	4/1/49	3,437	2,944
[1]	Georgetown University	2.943%	4/1/50	1,438	954
	Georgetown University	5.115%	4/1/53	1,400	1,366
[1]	Georgetown University	5.215%	10/1/18	1,117	1,008
	Harley-Davidson Inc.	4.625%	7/28/45	1,667	1,361
	Hasbro Inc.	6.350%	3/15/40	2,343	2,392
	Hasbro Inc.	5.100%	5/15/44	1,339	1,153
	Home Depot Inc.	5.875%	12/16/36	12,411	13,063
	Home Depot Inc.	3.300%	4/15/40	6,570	5,098
	Home Depot Inc.	5.400%	9/15/40	1,827	1,825
	Home Depot Inc.	5.950%	4/1/41	4,147	4,375
	Home Depot Inc.	4.200%	4/1/43	5,760	4,871
	Home Depot Inc.	4.875%	2/15/44	5,352	4,926
	Home Depot Inc.	4.400%	3/15/45	4,871	4,187
	Home Depot Inc.	4.250%	4/1/46	7,883	6,603
	Home Depot Inc.	3.900%	6/15/47	6,469	5,082
	Home Depot Inc.	4.500%	12/6/48	6,425	5,517
	Home Depot Inc.	3.125%	12/15/49	5,304	3,582
	Home Depot Inc.	3.350%	4/15/50	9,644	6,785
	Home Depot Inc.	2.375%	3/15/51	3,410	1,940
	Home Depot Inc.	2.750%	9/15/51	2,631	1,622
	Home Depot Inc.	3.625%	4/15/52	7,339	5,383
	Home Depot Inc.	4.950%	9/15/52	6,229	5,714
	Home Depot Inc.	3.500%	9/15/56	1,056	742
[1]	Howard University	5.209%	10/1/52	1,521	1,387
	JD.com Inc.	4.125%	1/14/50	1,522	1,177
[1]	Johns Hopkins University	4.083%	7/1/53	1,681	1,410
[1]	Johns Hopkins University	2.813%	1/1/60	1,345	844
	Las Vegas Sands Corp.	6.200%	8/15/34	500	504
	Lear Corp.	5.250%	5/15/49	2,777	2,488
	Lear Corp.	3.550%	1/15/52	1,500	1,028
	Leggett & Platt Inc.	3.500%	11/15/51	2,084	1,340
	Leland Stanford Junior University	3.647%	5/1/48	3,315	2,652
	Leland Stanford Junior University	2.413%	6/1/50	2,260	1,389
	Lowe's Cos. Inc.	5.500%	10/15/35	2,567	2,609
	Lowe's Cos. Inc.	5.000%	4/15/40	1,307	1,212
	Lowe's Cos. Inc.	2.800%	9/15/41	4,252	2,927
	Lowe's Cos. Inc.	4.650%	4/15/42	2,017	1,768
	Lowe's Cos. Inc.	4.250%	9/15/44	347	275
	Lowe's Cos. Inc.	4.375%	9/15/45	1,434	1,180
	Lowe's Cos. Inc.	3.700%	4/15/46	5,435	4,009
	Lowe's Cos. Inc.	4.050%	5/3/47	5,210	4,032
	Lowe's Cos. Inc.	4.550%	4/5/49	1,596	1,322
	Lowe's Cos. Inc.	5.125%	4/15/50	1,465	1,319
	Lowe's Cos. Inc.	3.000%	10/15/50	7,137	4,453
	Lowe's Cos. Inc.	3.500%	4/1/51	1,804	1,236
	Lowe's Cos. Inc.	4.250%	4/1/52	6,218	4,881
	Lowe's Cos. Inc.	5.625%	4/15/53	6,618	6,400
	Lowe's Cos. Inc.	5.750%	7/1/53	2,284	2,251
	Lowe's Cos. Inc.	4.450%	4/1/62	3,754	2,908
	Lowe's Cos. Inc.	5.800%	9/15/62	9,291	9,018
	Lowe's Cos. Inc.	5.850%	4/1/63	3,799	3,715
	Masco Corp.	4.500%	5/15/47	2,029	1,674
	Masco Corp.	3.125%	2/15/51	1,431	924
[1]	Massachusetts Institute of Technology	3.959%	7/1/38	1,404	1,262
[1]	Massachusetts Institute of Technology	2.989%	7/1/50	2,701	1,871
[1]	Massachusetts Institute of Technology	2.294%	7/1/51	1,566	924
	Massachusetts Institute of Technology	3.067%	4/1/52	2,141	1,500
	Massachusetts Institute of Technology	5.600%	7/1/11	3,520	3,640
	Massachusetts Institute of Technology	4.678%	7/1/14	2,468	2,144
	Massachusetts Institute of Technology	3.885%	7/1/16	1,598	1,163
	Mattel Inc.	5.450%	11/1/41	1,380	1,241
[1]	McDonald's Corp.	4.700%	12/9/35	1,655	1,560
[1]	McDonald's Corp.	6.300%	10/15/37	3,968	4,237
[1]	McDonald's Corp.	6.300%	3/1/38	2,976	3,183
[1]	McDonald's Corp.	5.700%	2/1/39	1,121	1,142
[1]	McDonald's Corp.	4.875%	7/15/40	3,118	2,888

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	McDonald's Corp.	3.700%	2/15/42	2,072	1,627
[1]	McDonald's Corp.	3.625%	5/1/43	1,501	1,152
[1]	McDonald's Corp.	4.600%	5/26/45	2,322	2,017
[1]	McDonald's Corp.	4.875%	12/9/45	7,862	7,083
[1]	McDonald's Corp.	4.450%	3/1/47	4,638	3,900
[1]	McDonald's Corp.	4.450%	9/1/48	3,590	3,021
[1]	McDonald's Corp.	3.625%	9/1/49	10,641	7,737
[1]	McDonald's Corp.	4.200%	4/1/50	4,259	3,409
[1]	McDonald's Corp.	5.150%	9/9/52	3,117	2,888
	McDonald's Corp.	5.450%	8/14/53	2,685	2,601
	MDC Holdings Inc.	6.000%	1/15/43	2,653	2,661
	MDC Holdings Inc.	3.966%	8/6/61	1,580	1,340
	NIKE Inc.	3.250%	3/27/40	5,353	4,186
	NIKE Inc.	3.625%	5/1/43	1,839	1,460
	NIKE Inc.	3.875%	11/1/45	4,264	3,429
	NIKE Inc.	3.375%	11/1/46	1,145	840
	NIKE Inc.	3.375%	3/27/50	6,605	4,771
[1]	Northeastern University	2.894%	10/1/50	1,530	1,030
[1]	Northwestern University	4.643%	12/1/44	2,513	2,347
[1]	Northwestern University	2.640%	12/1/50	1,290	839
[1]	Northwestern University	3.662%	12/1/57	1,419	1,073
	Owens Corning	5.700%	6/15/34	3,475	3,498
	Owens Corning	7.000%	12/1/36	1,855	2,055
	Owens Corning	4.300%	7/15/47	3,684	2,998
	Owens Corning	4.400%	1/30/48	2,032	1,649
	Owens Corning	5.950%	6/15/54	3,050	3,076
[1]	President & Fellows of Harvard College	4.609%	2/15/35	3,475	3,389
	President & Fellows of Harvard College	4.875%	10/15/40	1,226	1,186
	President & Fellows of Harvard College	3.150%	7/15/46	2,104	1,543
	President & Fellows of Harvard College	2.517%	10/15/50	2,305	1,440
	President & Fellows of Harvard College	3.745%	11/15/52	2,138	1,699
	President & Fellows of Harvard College	3.300%	7/15/56	2,218	1,578
	PulteGroup Inc.	6.000%	2/15/35	1,895	1,943
[1]	Rockefeller Foundation	2.492%	10/1/50	3,890	2,384
	Snap-on Inc.	4.100%	3/1/48	1,873	1,530
	Snap-on Inc.	3.100%	5/1/50	2,437	1,667
	Stanley Black & Decker Inc.	5.200%	9/1/40	759	712
	Stanley Black & Decker Inc.	4.850%	11/15/48	2,086	1,777
	Stanley Black & Decker Inc.	2.750%	11/15/50	4,234	2,414
	Starbucks Corp.	4.300%	6/15/45	1,477	1,221
	Starbucks Corp.	3.750%	12/1/47	1,388	1,034
	Starbucks Corp.	4.500%	11/15/48	4,679	3,895
	Starbucks Corp.	4.450%	8/15/49	4,591	3,783
	Starbucks Corp.	3.350%	3/12/50	2,311	1,571
	Starbucks Corp.	3.500%	11/15/50	5,259	3,697
	Thomas Jefferson University	3.847%	11/1/57	2,244	1,616
	TJX Cos. Inc.	4.500%	4/15/50	1,887	1,659
[1]	Trustees of Boston College	3.129%	7/1/52	1,422	991
[1]	Trustees of Boston University	4.061%	10/1/48	1,613	1,335
	Trustees of Princeton University	5.700%	3/1/39	2,104	2,240
[1]	Trustees of Princeton University	2.516%	7/1/50	2,638	1,695
	Trustees of Princeton University	4.201%	3/1/52	1,359	1,173
[1]	Trustees of the University of Pennsylvania	2.396%	10/1/50	2,263	1,344
	Trustees of the University of Pennsylvania	4.674%	9/1/12	1,309	1,131
	Trustees of the University of Pennsylvania	3.610%	2/15/19	1,023	681
[1]	University of Chicago	2.761%	4/1/45	1,665	1,247
[1]	University of Chicago	2.547%	4/1/50	3,183	2,077
	University of Chicago	3.000%	10/1/52	125	87
[1]	University of Chicago	4.003%	10/1/53	1,998	1,626
[1]	University of Miami	4.063%	4/1/52	2,980	2,417
[1]	University of Notre Dame du Lac	3.438%	2/15/45	1,613	1,279
[1]	University of Notre Dame du Lac	3.394%	2/15/48	2,113	1,621
[1]	University of Southern California	3.028%	10/1/39	964	760
[1]	University of Southern California	3.841%	10/1/47	1,760	1,434
	University of Southern California	2.805%	10/1/50	1,721	1,121
[1]	University of Southern California	2.945%	10/1/51	3,483	2,348
	University of Southern California	4.976%	10/1/53	2,490	2,416
	University of Southern California	5.250%	10/1/11	1,169	1,122
[1]	University of Southern California	3.226%	10/1/20	1,467	877
[1]	Washington University	3.524%	4/15/54	2,274	1,714

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington University	4.349%	4/15/22	2,296	1,805
	Whirlpool Corp.	4.500%	6/1/46	2,389	1,880
	Whirlpool Corp.	4.600%	5/15/50	2,185	1,711
[1]	William Marsh Rice University	3.574%	5/15/45	2,395	1,921
[1]	William Marsh Rice University	3.774%	5/15/55	1,148	913
[1]	Yale University	2.402%	4/15/50	2,585	1,590
					565,879
Consumer Staples (7.3%)
	Altria Group Inc.	5.800%	2/14/39	9,511	9,448
	Altria Group Inc.	3.400%	2/4/41	5,752	4,114
	Altria Group Inc.	4.250%	8/9/42	4,074	3,244
	Altria Group Inc.	4.500%	5/2/43	4,359	3,565
	Altria Group Inc.	5.375%	1/31/44	9,696	9,203
	Altria Group Inc.	3.875%	9/16/46	6,428	4,656
	Altria Group Inc.	5.950%	2/14/49	10,486	10,242
	Altria Group Inc.	4.450%	5/6/50	2,001	1,532
	Altria Group Inc.	3.700%	2/4/51	3,961	2,666
	Altria Group Inc.	6.200%	2/14/59	205	203
	Altria Group Inc.	4.000%	2/4/61	4,319	2,996
[1]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	25,934	24,497
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	41,092	37,774
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	4,936	4,640
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	4,185	3,710
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	6,170	5,602
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	1,250	1,228
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	1,314	1,371
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	9,956	8,987
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	5,535	7,006
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	9,287	9,310
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	921	1,151
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	7,473	6,562
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	9,735	9,112
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	6,615	5,816
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	11,136	9,482
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	18,316	18,334
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	4,492	3,947
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	10,174	10,545
	Archer-Daniels-Midland Co.	5.375%	9/15/35	993	1,002
	Archer-Daniels-Midland Co.	3.750%	9/15/47	2,687	2,017
	Archer-Daniels-Midland Co.	4.500%	3/15/49	2,603	2,190
	Archer-Daniels-Midland Co.	2.700%	9/15/51	2,867	1,747
	BAT Capital Corp.	4.390%	8/15/37	9,843	8,304
	BAT Capital Corp.	7.079%	8/2/43	4,846	5,172
	BAT Capital Corp.	4.540%	8/15/47	6,984	5,419
	BAT Capital Corp.	4.758%	9/6/49	5,060	4,000
	BAT Capital Corp.	5.282%	4/2/50	2,631	2,237
	BAT Capital Corp.	5.650%	3/16/52	3,931	3,530
	BAT Capital Corp.	7.081%	8/2/53	6,501	6,988
	Brown-Forman Corp.	4.000%	4/15/38	1,048	914
	Brown-Forman Corp.	4.500%	7/15/45	2,091	1,839
	Campbell Soup Co.	4.800%	3/15/48	2,404	2,092
	Campbell Soup Co.	3.125%	4/24/50	3,776	2,435
	Church & Dwight Co. Inc.	3.950%	8/1/47	1,855	1,457
	Church & Dwight Co. Inc.	5.000%	6/15/52	2,136	1,973
	Coca-Cola Co.	2.500%	6/1/40	4,531	3,181
	Coca-Cola Co.	2.875%	5/5/41	3,436	2,527
	Coca-Cola Co.	4.200%	3/25/50	1,901	1,618
	Coca-Cola Co.	2.600%	6/1/50	6,969	4,317
	Coca-Cola Co.	3.000%	3/5/51	7,012	4,720
	Coca-Cola Co.	2.500%	3/15/51	6,717	4,051
	Coca-Cola Co.	5.300%	5/13/54	3,500	3,454
	Coca-Cola Co.	2.750%	6/1/60	3,720	2,234
	Coca-Cola Co.	5.400%	5/13/64	3,000	2,955
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	2,169	2,113
[1]	Colgate-Palmolive Co.	4.000%	8/15/45	2,563	2,148
[1]	Colgate-Palmolive Co.	3.700%	8/1/47	2,311	1,830
	Conagra Brands Inc.	5.300%	11/1/38	6,077	5,675
	Conagra Brands Inc.	5.400%	11/1/48	6,350	5,820
	Constellation Brands Inc.	4.500%	5/9/47	1,788	1,489

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Constellation Brands Inc.	4.100%	2/15/48	2,692	2,112
	Constellation Brands Inc.	5.250%	11/15/48	2,009	1,867
	Constellation Brands Inc.	3.750%	5/1/50	2,656	1,952
	Delhaize America LLC	9.000%	4/15/31	110	129
	Diageo Capital plc	5.875%	9/30/36	2,742	2,885
	Diageo Capital plc	3.875%	4/29/43	2,542	2,087
	Diageo Investment Corp.	7.450%	4/15/35	2,090	2,429
	Diageo Investment Corp.	4.250%	5/11/42	767	668
	Dollar General Corp.	4.125%	4/3/50	2,072	1,570
	Dollar Tree Inc.	3.375%	12/1/51	1,970	1,277
	Estee Lauder Cos. Inc.	6.000%	5/15/37	1,222	1,285
	Estee Lauder Cos. Inc.	4.375%	6/15/45	1,452	1,234
	Estee Lauder Cos. Inc.	4.150%	3/15/47	2,247	1,824
	Estee Lauder Cos. Inc.	3.125%	12/1/49	2,847	1,896
	Estee Lauder Cos. Inc.	5.150%	5/15/53	2,331	2,197
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	7,184	5,061
	General Mills Inc.	5.400%	6/15/40	1,682	1,640
	General Mills Inc.	4.700%	4/17/48	490	430
	General Mills Inc.	3.000%	2/1/51	2,471	1,565
	Haleon US Capital LLC	4.000%	3/24/52	4,342	3,439
	Hershey Co.	3.375%	8/15/46	1,406	1,034
	Hershey Co.	3.125%	11/15/49	7,698	5,302
	Hormel Foods Corp.	3.050%	6/3/51	2,617	1,707
	Ingredion Inc.	3.900%	6/1/50	1,096	802
	J M Smucker Co.	4.250%	3/15/35	5,660	5,033
	J M Smucker Co.	2.750%	9/15/41	794	524
	J M Smucker Co.	6.500%	11/15/43	5,485	5,794
	J M Smucker Co.	3.550%	3/15/50	1,240	848
	J M Smucker Co.	6.500%	11/15/53	6,503	6,964
	JBS USA Holding Lux Sarl	4.375%	2/2/52	3,300	2,449
	JBS USA Holding Lux Sarl	6.500%	12/1/52	6,905	6,921
[2]	JBS USA Holding Lux Sarl	7.250%	11/15/53	3,821	4,174
	Kellanova	4.500%	4/1/46	3,066	2,583
	Kellanova	5.750%	5/16/54	1,275	1,267
	Kenvue Inc.	5.100%	3/22/43	2,729	2,634
	Kenvue Inc.	5.050%	3/22/53	6,615	6,210
	Kenvue Inc.	5.200%	3/22/63	4,129	3,880
	Keurig Dr Pepper Inc.	4.500%	11/15/45	2,768	2,353
	Keurig Dr Pepper Inc.	4.420%	12/15/46	1,177	986
	Keurig Dr Pepper Inc.	3.800%	5/1/50	3,019	2,253
	Keurig Dr Pepper Inc.	3.350%	3/15/51	2,068	1,405
	Keurig Dr Pepper Inc.	4.500%	4/15/52	6,414	5,347
	Kimberly-Clark Corp.	6.625%	8/1/37	3,459	3,917
	Kimberly-Clark Corp.	5.300%	3/1/41	2,042	2,009
	Kimberly-Clark Corp.	3.200%	7/30/46	1,860	1,325
	Kimberly-Clark Corp.	3.900%	5/4/47	1,453	1,151
	Kimberly-Clark Corp.	2.875%	2/7/50	1,169	780
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,186	2,165
	Kraft Heinz Foods Co.	5.000%	7/15/35	2,509	2,435
	Kraft Heinz Foods Co.	6.875%	1/26/39	4,519	5,007
	Kraft Heinz Foods Co.	6.500%	2/9/40	2,108	2,257
	Kraft Heinz Foods Co.	5.000%	6/4/42	7,989	7,256
	Kraft Heinz Foods Co.	5.200%	7/15/45	6,844	6,315
	Kraft Heinz Foods Co.	4.375%	6/1/46	12,201	10,010
	Kraft Heinz Foods Co.	4.875%	10/1/49	9,598	8,387
	Kraft Heinz Foods Co.	5.500%	6/1/50	2,667	2,556
	Kroger Co.	6.900%	4/15/38	1,638	1,817
	Kroger Co.	5.400%	7/15/40	1,044	1,014
	Kroger Co.	5.000%	4/15/42	1,125	1,039
	Kroger Co.	5.150%	8/1/43	1,656	1,520
	Kroger Co.	3.875%	10/15/46	1,007	754
	Kroger Co.	4.450%	2/1/47	7,005	5,806
	Kroger Co.	4.650%	1/15/48	2,092	1,775
	Kroger Co.	5.400%	1/15/49	165	156
	Kroger Co.	3.950%	1/15/50	4,743	3,646
	McCormick & Co. Inc.	4.200%	8/15/47	790	646
	Mead Johnson Nutrition Co.	5.900%	11/1/39	1,605	1,622
	Mead Johnson Nutrition Co.	4.600%	6/1/44	2,112	1,834
	Molson Coors Beverage Co.	5.000%	5/1/42	5,426	4,956
	Molson Coors Beverage Co.	4.200%	7/15/46	7,130	5,715

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mondelez International Inc.	2.625%	9/4/50	5,832	3,514
	PepsiCo Inc.	3.500%	3/19/40	1,458	1,176
	PepsiCo Inc.	4.875%	11/1/40	2,000	1,925
	PepsiCo Inc.	2.625%	10/21/41	3,630	2,539
	PepsiCo Inc.	4.000%	3/5/42	1,304	1,113
	PepsiCo Inc.	3.600%	8/13/42	1,541	1,220
	PepsiCo Inc.	4.250%	10/22/44	988	846
	PepsiCo Inc.	4.450%	4/14/46	4,344	3,834
	PepsiCo Inc.	3.450%	10/6/46	4,180	3,141
	PepsiCo Inc.	4.000%	5/2/47	3,370	2,740
	PepsiCo Inc.	3.375%	7/29/49	2,340	1,695
	PepsiCo Inc.	2.875%	10/15/49	7,234	4,792
	PepsiCo Inc.	3.625%	3/19/50	3,596	2,729
	PepsiCo Inc.	2.750%	10/21/51	4,053	2,564
	PepsiCo Inc.	4.200%	7/18/52	2,753	2,292
	PepsiCo Inc.	4.650%	2/15/53	1,590	1,431
	PepsiCo Inc.	3.875%	3/19/60	911	708
	Philip Morris International Inc.	6.375%	5/16/38	7,444	7,983
	Philip Morris International Inc.	4.375%	11/15/41	3,603	3,031
	Philip Morris International Inc.	4.500%	3/20/42	3,211	2,747
	Philip Morris International Inc.	3.875%	8/21/42	3,514	2,748
	Philip Morris International Inc.	4.125%	3/4/43	3,622	2,917
	Philip Morris International Inc.	4.875%	11/15/43	3,140	2,793
	Philip Morris International Inc.	4.250%	11/10/44	4,680	3,799
	Procter & Gamble Co.	5.800%	8/15/34	4,561	4,929
	Procter & Gamble Co.	5.550%	3/5/37	1,505	1,576
	Procter & Gamble Co.	3.550%	3/25/40	2,738	2,269
	Procter & Gamble Co.	3.500%	10/25/47	993	773
	Procter & Gamble Co.	3.600%	3/25/50	2,376	1,864
	Reynolds American Inc.	7.250%	6/15/37	3,028	3,266
	Reynolds American Inc.	6.150%	9/15/43	3,518	3,447
	Reynolds American Inc.	5.850%	8/15/45	9,993	9,306
	Sysco Corp.	5.375%	9/21/35	3,139	3,130
	Sysco Corp.	6.600%	4/1/40	1,287	1,398
	Sysco Corp.	4.850%	10/1/45	3,573	3,150
	Sysco Corp.	4.500%	4/1/46	2,679	2,251
	Sysco Corp.	4.450%	3/15/48	2,050	1,695
	Sysco Corp.	3.300%	2/15/50	1,936	1,322
	Sysco Corp.	6.600%	4/1/50	6,043	6,734
	Sysco Corp.	3.150%	12/14/51	4,078	2,671
	Target Corp.	6.500%	10/15/37	934	1,034
	Target Corp.	7.000%	1/15/38	1,942	2,262
	Target Corp.	4.000%	7/1/42	4,712	3,979
	Target Corp.	3.625%	4/15/46	1,837	1,403
	Target Corp.	3.900%	11/15/47	2,182	1,728
	Target Corp.	2.950%	1/15/52	6,130	3,953
	Target Corp.	4.800%	1/15/53	4,379	3,980
	Tyson Foods Inc.	4.875%	8/15/34	2,178	2,049
	Tyson Foods Inc.	5.150%	8/15/44	1,876	1,657
	Tyson Foods Inc.	4.550%	6/2/47	2,212	1,783
	Tyson Foods Inc.	5.100%	9/28/48	7,415	6,467
[1]	Unilever Capital Corp.	2.625%	8/12/51	2,852	1,800
	Walmart Inc.	5.250%	9/1/35	6,269	6,435
	Walmart Inc.	6.500%	8/15/37	4,245	4,812
	Walmart Inc.	6.200%	4/15/38	3,431	3,799
	Walmart Inc.	3.950%	6/28/38	2,613	2,333
	Walmart Inc.	5.625%	4/1/40	2,728	2,857
	Walmart Inc.	5.000%	10/25/40	1,143	1,128
	Walmart Inc.	5.625%	4/15/41	2,084	2,189
	Walmart Inc.	2.500%	9/22/41	8,084	5,591
	Walmart Inc.	4.000%	4/11/43	1,719	1,457
	Walmart Inc.	3.625%	12/15/47	1,687	1,328
	Walmart Inc.	4.050%	6/29/48	10,063	8,350
	Walmart Inc.	2.950%	9/24/49	2,064	1,402
	Walmart Inc.	2.650%	9/22/51	6,130	3,836
	Walmart Inc.	4.500%	9/9/52	3,469	3,065
	Walmart Inc.	4.500%	4/15/53	7,505	6,619
					719,632

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Energy (9.1%)
	Apache Corp.	6.000%	1/15/37	2,105	2,078
	Apache Corp.	5.100%	9/1/40	6,014	5,173
	Apache Corp.	5.250%	2/1/42	1,416	1,214
	Apache Corp.	4.750%	4/15/43	1,858	1,488
	Apache Corp.	5.350%	7/1/49	1,782	1,513
	Baker Hughes Holdings LLC	5.125%	9/15/40	4,875	4,636
	Baker Hughes Holdings LLC	4.080%	12/15/47	5,867	4,683
	Boardwalk Pipelines LP	5.625%	8/1/34	2,550	2,496
	BP Capital Markets America Inc.	5.227%	11/17/34	4,325	4,281
	BP Capital Markets America Inc.	3.060%	6/17/41	6,457	4,698
	BP Capital Markets America Inc.	3.000%	2/24/50	8,490	5,531
	BP Capital Markets America Inc.	2.772%	11/10/50	6,458	3,987
	BP Capital Markets America Inc.	2.939%	6/4/51	10,048	6,400
	BP Capital Markets America Inc.	3.001%	3/17/52	5,619	3,627
	BP Capital Markets America Inc.	3.379%	2/8/61	9,228	6,081
	Canadian Natural Resources Ltd.	5.850%	2/1/35	1,331	1,323
	Canadian Natural Resources Ltd.	6.500%	2/15/37	2,674	2,781
	Canadian Natural Resources Ltd.	6.250%	3/15/38	5,319	5,466
	Canadian Natural Resources Ltd.	6.750%	2/1/39	1,718	1,826
[1]	Canadian Natural Resources Ltd.	4.950%	6/1/47	3,130	2,743
	Cenovus Energy Inc.	5.250%	6/15/37	857	808
	Cenovus Energy Inc.	6.750%	11/15/39	2,739	2,932
	Cenovus Energy Inc.	5.400%	6/15/47	2,366	2,182
	Cenovus Energy Inc.	3.750%	2/15/52	3,374	2,400
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	931	744
[2]	Cheniere Energy Partners LP	5.750%	8/15/34	5,150	5,123
	Chevron Corp.	3.078%	5/11/50	6,520	4,433
	Chevron USA Inc.	5.250%	11/15/43	1,423	1,423
	Chevron USA Inc.	2.343%	8/12/50	4,709	2,733
	Columbia Pipeline Group Inc.	5.800%	6/1/45	2,127	2,085
	ConocoPhillips	5.900%	5/15/38	1,329	1,375
	ConocoPhillips	6.500%	2/1/39	7,242	7,983
	ConocoPhillips	4.875%	10/1/47	976	894
	ConocoPhillips Co.	3.758%	3/15/42	4,688	3,734
	ConocoPhillips Co.	4.300%	11/15/44	2,204	1,871
	ConocoPhillips Co.	3.800%	3/15/52	4,531	3,386
	ConocoPhillips Co.	5.300%	5/15/53	6,637	6,297
	ConocoPhillips Co.	5.550%	3/15/54	4,300	4,236
	ConocoPhillips Co.	4.025%	3/15/62	7,734	5,795
	ConocoPhillips Co.	5.700%	9/15/63	2,935	2,922
	Continental Resources Inc.	4.900%	6/1/44	2,837	2,341
	DCP Midstream Operating LP	5.600%	4/1/44	1,710	1,642
	Devon Energy Corp.	5.600%	7/15/41	5,852	5,502
	Devon Energy Corp.	4.750%	5/15/42	3,881	3,288
	Devon Energy Corp.	5.000%	6/15/45	2,750	2,374
	Diamondback Energy Inc.	4.400%	3/24/51	2,306	1,846
	Diamondback Energy Inc.	4.250%	3/15/52	3,525	2,746
	Diamondback Energy Inc.	6.250%	3/15/53	2,762	2,851
	Diamondback Energy Inc.	5.750%	4/18/54	6,663	6,427
	Diamondback Energy Inc.	5.900%	4/18/64	4,660	4,483
[1]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	1,253	1,095
[1]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	1,215	1,029
[1]	Enbridge Energy Partners LP	7.500%	4/15/38	1,477	1,687
	Enbridge Energy Partners LP	5.500%	9/15/40	2,442	2,324
	Enbridge Energy Partners LP	7.375%	10/15/45	2,402	2,754
	Enbridge Inc.	4.500%	6/10/44	1,920	1,593
	Enbridge Inc.	5.500%	12/1/46	3,214	3,081
	Enbridge Inc.	4.000%	11/15/49	1,924	1,451
	Enbridge Inc.	3.400%	8/1/51	8,584	5,801
	Enbridge Inc.	6.700%	11/15/53	5,390	5,903
	Enbridge Inc.	5.950%	4/5/54	3,486	3,468
	Energy Transfer LP	4.900%	3/15/35	1,316	1,227
	Energy Transfer LP	6.625%	10/15/36	2,386	2,505
[1]	Energy Transfer LP	5.800%	6/15/38	2,795	2,717
	Energy Transfer LP	7.500%	7/1/38	1,796	2,035
	Energy Transfer LP	6.050%	6/1/41	2,811	2,764
	Energy Transfer LP	6.500%	2/1/42	4,786	4,968
	Energy Transfer LP	6.100%	2/15/42	846	832
	Energy Transfer LP	4.950%	1/15/43	1,138	974

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	5.150%	2/1/43	2,516	2,200
	Energy Transfer LP	5.950%	10/1/43	1,214	1,173
	Energy Transfer LP	5.300%	4/1/44	3,520	3,153
	Energy Transfer LP	5.000%	5/15/44	1,239	1,069
	Energy Transfer LP	5.150%	3/15/45	6,700	5,899
	Energy Transfer LP	5.350%	5/15/45	4,856	4,350
	Energy Transfer LP	6.125%	12/15/45	5,027	4,954
	Energy Transfer LP	5.300%	4/15/47	4,235	3,737
	Energy Transfer LP	5.400%	10/1/47	7,179	6,447
	Energy Transfer LP	6.000%	6/15/48	5,389	5,203
	Energy Transfer LP	6.250%	4/15/49	7,410	7,384
	Energy Transfer LP	5.000%	5/15/50	9,074	7,702
	Energy Transfer LP	5.950%	5/15/54	8,001	7,716
	EnLink Midstream Partners LP	5.600%	4/1/44	1,700	1,495
	EnLink Midstream Partners LP	5.050%	4/1/45	1,820	1,488
	EnLink Midstream Partners LP	5.450%	6/1/47	2,055	1,779
[1]	Enterprise Products Operating LLC	6.650%	10/15/34	1,067	1,169
	Enterprise Products Operating LLC	7.550%	4/15/38	1,193	1,405
	Enterprise Products Operating LLC	6.125%	10/15/39	2,711	2,834
	Enterprise Products Operating LLC	6.450%	9/1/40	2,717	2,929
	Enterprise Products Operating LLC	5.950%	2/1/41	3,044	3,132
	Enterprise Products Operating LLC	5.700%	2/15/42	2,434	2,444
	Enterprise Products Operating LLC	4.850%	8/15/42	3,397	3,091
	Enterprise Products Operating LLC	4.450%	2/15/43	7,777	6,696
	Enterprise Products Operating LLC	4.850%	3/15/44	8,228	7,439
	Enterprise Products Operating LLC	5.100%	2/15/45	5,498	5,130
	Enterprise Products Operating LLC	4.250%	2/15/48	6,335	5,191
	Enterprise Products Operating LLC	4.800%	2/1/49	5,361	4,746
	Enterprise Products Operating LLC	4.200%	1/31/50	6,029	4,867
	Enterprise Products Operating LLC	3.700%	1/31/51	4,900	3,608
	Enterprise Products Operating LLC	3.200%	2/15/52	4,720	3,134
	Enterprise Products Operating LLC	3.300%	2/15/53	4,989	3,368
	Enterprise Products Operating LLC	4.950%	10/15/54	1,870	1,668
	Enterprise Products Operating LLC	3.950%	1/31/60	4,367	3,204
	EOG Resources Inc.	3.900%	4/1/35	1,708	1,524
	EOG Resources Inc.	4.950%	4/15/50	3,647	3,366
	Exxon Mobil Corp.	2.995%	8/16/39	3,404	2,581
	Exxon Mobil Corp.	4.227%	3/19/40	9,702	8,561
	Exxon Mobil Corp.	3.567%	3/6/45	4,748	3,632
	Exxon Mobil Corp.	4.114%	3/1/46	8,761	7,301
	Exxon Mobil Corp.	3.095%	8/16/49	6,377	4,347
	Exxon Mobil Corp.	4.327%	3/19/50	13,378	11,340
	Exxon Mobil Corp.	3.452%	4/15/51	13,367	9,639
	Halliburton Co.	4.850%	11/15/35	4,729	4,516
	Halliburton Co.	6.700%	9/15/38	5,150	5,666
	Halliburton Co.	7.450%	9/15/39	3,800	4,493
	Halliburton Co.	4.750%	8/1/43	6,091	5,389
	Halliburton Co.	5.000%	11/15/45	9,509	8,705
	Hess Corp.	6.000%	1/15/40	3,079	3,168
	Hess Corp.	5.600%	2/15/41	6,707	6,675
	Hess Corp.	5.800%	4/1/47	2,254	2,254
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	2,815	2,815
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	843	873
[1]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	4,678	5,069
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	2,006	2,063
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	2,025	2,086
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,556	1,739
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,985	1,864
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	2,667	2,335
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	2,672	2,250
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	3,923	3,434
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	8,197	7,571
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	834	765
	Kinder Morgan Inc.	5.300%	12/1/34	5,519	5,342
	Kinder Morgan Inc.	5.550%	6/1/45	6,988	6,552
	Kinder Morgan Inc.	5.050%	2/15/46	3,588	3,132
	Kinder Morgan Inc.	5.200%	3/1/48	3,053	2,701
	Kinder Morgan Inc.	3.250%	8/1/50	1,665	1,064
	Kinder Morgan Inc.	3.600%	2/15/51	4,925	3,371
	Kinder Morgan Inc.	5.450%	8/1/52	4,384	4,021

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Marathon Oil Corp.	6.600%	10/1/37	2,355	2,546
Marathon Oil Corp.	5.200%	6/1/45	3,696	3,412
Marathon Petroleum Corp.	6.500%	3/1/41	5,040	5,315
Marathon Petroleum Corp.	4.750%	9/15/44	5,070	4,352
Marathon Petroleum Corp.	4.500%	4/1/48	2,142	1,724
Marathon Petroleum Corp.	5.000%	9/15/54	1,658	1,400
MPLX LP	5.500%	6/1/34	7,455	7,293
MPLX LP	4.500%	4/15/38	6,166	5,362
MPLX LP	5.200%	3/1/47	3,586	3,220
MPLX LP	5.200%	12/1/47	2,063	1,839
MPLX LP	4.700%	4/15/48	7,466	6,187
MPLX LP	5.500%	2/15/49	8,649	8,002
MPLX LP	4.950%	3/14/52	6,520	5,551
MPLX LP	5.650%	3/1/53	2,164	2,044
MPLX LP	4.900%	4/15/58	2,259	1,857
NOV Inc.	3.950%	12/1/42	5,045	3,798
Occidental Petroleum Corp.	6.450%	9/15/36	7,066	7,358
Occidental Petroleum Corp.	7.950%	6/15/39	1,146	1,316
Occidental Petroleum Corp.	6.200%	3/15/40	2,352	2,367
Occidental Petroleum Corp.	6.600%	3/15/46	5,040	5,281
Occidental Petroleum Corp.	4.400%	4/15/46	1,572	1,244
Occidental Petroleum Corp.	4.200%	3/15/48	4,655	3,515
ONEOK Inc.	6.000%	6/15/35	881	888
ONEOK Inc.	5.150%	10/15/43	1,550	1,392
ONEOK Inc.	4.250%	9/15/46	2,257	1,757
ONEOK Inc.	4.950%	7/13/47	3,089	2,640
ONEOK Inc.	4.200%	10/3/47	2,127	1,637
ONEOK Inc.	5.200%	7/15/48	6,444	5,706
ONEOK Inc.	4.850%	2/1/49	1,655	1,402
ONEOK Inc.	4.450%	9/1/49	2,667	2,104
ONEOK Inc.	3.950%	3/1/50	3,315	2,409
ONEOK Inc.	4.500%	3/15/50	1,262	1,003
ONEOK Inc.	7.150%	1/15/51	1,317	1,451
ONEOK Inc.	6.625%	9/1/53	7,208	7,708
ONEOK Partners LP	6.650%	10/1/36	2,672	2,806
ONEOK Partners LP	6.850%	10/15/37	1,895	2,030
ONEOK Partners LP	6.125%	2/1/41	3,446	3,457
ONEOK Partners LP	6.200%	9/15/43	1,819	1,839
Ovintiv Inc.	6.500%	8/15/34	2,702	2,816
Ovintiv Inc.	6.625%	8/15/37	1,901	1,965
Ovintiv Inc.	6.500%	2/1/38	1,657	1,704
Ovintiv Inc.	7.100%	7/15/53	2,110	2,341
Phillips 66	4.650%	11/15/34	9,583	8,886
Phillips 66	5.875%	5/1/42	5,980	6,059
Phillips 66	4.875%	11/15/44	8,917	8,015
Phillips 66	3.300%	3/15/52	4,805	3,167
Phillips 66 Co.	4.680%	2/15/45	1,058	905
Phillips 66 Co.	4.900%	10/1/46	970	854
Phillips 66 Co.	5.650%	6/15/54	2,310	2,228
Plains All American Pipeline LP	6.650%	1/15/37	2,340	2,461
Plains All American Pipeline LP	5.150%	6/1/42	2,134	1,885
Plains All American Pipeline LP	4.300%	1/31/43	1,336	1,061
Plains All American Pipeline LP	4.700%	6/15/44	3,856	3,196
Plains All American Pipeline LP	4.900%	2/15/45	2,560	2,177
Sabine Pass Liquefaction LLC	5.900%	9/15/37	1,835	1,875
Shell International Finance BV	4.125%	5/11/35	7,255	6,635
Shell International Finance BV	6.375%	12/15/38	9,973	10,948
Shell International Finance BV	5.500%	3/25/40	5,771	5,837
Shell International Finance BV	2.875%	11/26/41	2,642	1,894
Shell International Finance BV	3.625%	8/21/42	5,212	4,139
Shell International Finance BV	4.550%	8/12/43	5,340	4,771
Shell International Finance BV	4.375%	5/11/45	13,178	11,333
Shell International Finance BV	4.000%	5/10/46	11,496	9,259
Shell International Finance BV	3.750%	9/12/46	6,972	5,414
Shell International Finance BV	3.125%	11/7/49	4,603	3,121
Shell International Finance BV	3.250%	4/6/50	7,671	5,327
Shell International Finance BV	3.000%	11/26/51	4,088	2,662
Spectra Energy Partners LP	5.950%	9/25/43	1,125	1,113
Spectra Energy Partners LP	4.500%	3/15/45	3,068	2,515
Suncor Energy Inc.	5.950%	12/1/34	3,686	3,782

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Suncor Energy Inc.	6.800%	5/15/38	3,177	3,394
	Suncor Energy Inc.	6.500%	6/15/38	4,228	4,425
	Suncor Energy Inc.	6.850%	6/1/39	3,929	4,217
	Suncor Energy Inc.	4.000%	11/15/47	3,568	2,682
	Suncor Energy Inc.	3.750%	3/4/51	1,612	1,157
	Targa Resources Corp.	4.950%	4/15/52	3,369	2,868
	Targa Resources Corp.	6.250%	7/1/52	2,070	2,085
	Targa Resources Corp.	6.500%	2/15/53	3,937	4,126
	TotalEnergies Capital International SA	2.986%	6/29/41	4,500	3,274
	TotalEnergies Capital International SA	3.461%	7/12/49	3,926	2,846
	TotalEnergies Capital International SA	3.127%	5/29/50	12,078	8,200
	TotalEnergies Capital International SA	3.386%	6/29/60	2,904	1,949
	TotalEnergies Capital SA	5.488%	4/5/54	9,910	9,794
	TotalEnergies Capital SA	5.638%	4/5/64	6,121	6,087
	TransCanada PipeLines Ltd.	5.850%	3/15/36	2,256	2,267
	TransCanada PipeLines Ltd.	6.200%	10/15/37	7,532	7,727
	TransCanada PipeLines Ltd.	4.750%	5/15/38	1,328	1,204
	TransCanada PipeLines Ltd.	7.250%	8/15/38	2,461	2,768
	TransCanada PipeLines Ltd.	7.625%	1/15/39	5,899	6,831
	TransCanada PipeLines Ltd.	6.100%	6/1/40	3,267	3,312
	TransCanada PipeLines Ltd.	5.000%	10/16/43	1,802	1,607
	TransCanada PipeLines Ltd.	4.875%	5/15/48	3,769	3,287
	TransCanada PipeLines Ltd.	5.100%	3/15/49	4,393	3,971
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	2,658	2,574
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,367	1,185
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	2,594	2,212
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	2,226	1,682
	Valero Energy Corp.	6.625%	6/15/37	6,567	7,009
	Valero Energy Corp.	3.650%	12/1/51	3,366	2,340
	Valero Energy Corp.	4.000%	6/1/52	2,505	1,843
	Western Midstream Operating LP	5.450%	4/1/44	1,757	1,578
	Western Midstream Operating LP	5.300%	3/1/48	3,084	2,654
	Western Midstream Operating LP	5.500%	8/15/48	1,546	1,340
	Western Midstream Operating LP	5.250%	2/1/50	5,283	4,600
	Williams Cos. Inc.	6.300%	4/15/40	5,370	5,560
	Williams Cos. Inc.	5.400%	3/4/44	1,719	1,618
	Williams Cos. Inc.	5.750%	6/24/44	2,457	2,402
	Williams Cos. Inc.	4.900%	1/15/45	2,755	2,410
	Williams Cos. Inc.	5.100%	9/15/45	7,644	6,929
	Williams Cos. Inc.	4.850%	3/1/48	4,439	3,836
	Williams Cos. Inc.	3.500%	10/15/51	2,269	1,571
	Williams Cos. Inc.	5.300%	8/15/52	3,022	2,790
					902,865
Financials (13.6%)
	AerCap Ireland Capital DAC	3.850%	10/29/41	7,238	5,641
	Aflac Inc.	4.000%	10/15/46	978	769
	Aflac Inc.	4.750%	1/15/49	3,452	3,045
	Alleghany Corp.	4.900%	9/15/44	1,284	1,189
	Alleghany Corp.	3.250%	8/15/51	2,352	1,578
	Allstate Corp.	5.550%	5/9/35	3,389	3,422
	Allstate Corp.	5.950%	4/1/36	2,135	2,226
	Allstate Corp.	4.500%	6/15/43	2,397	2,054
	Allstate Corp.	4.200%	12/15/46	3,585	2,880
	Allstate Corp.	3.850%	8/10/49	1,638	1,235
[1]	Allstate Corp.	6.500%	5/15/57	1,764	1,770
	American Express Co.	4.050%	12/3/42	4,735	3,979
	American Financial Group Inc.	4.500%	6/15/47	1,438	1,172
	American International Group Inc.	3.875%	1/15/35	1,896	1,678
	American International Group Inc.	4.700%	7/10/35	846	766
	American International Group Inc.	6.250%	5/1/36	862	906
	American International Group Inc.	4.500%	7/16/44	3,478	3,044
	American International Group Inc.	4.800%	7/10/45	3,526	3,194
	American International Group Inc.	4.750%	4/1/48	3,966	3,545
	American International Group Inc.	4.375%	6/30/50	4,703	3,916
	Aon Corp.	6.250%	9/30/40	782	825
	Aon Corp.	2.900%	8/23/51	3,489	2,134
	Aon Corp.	3.900%	2/28/52	5,494	4,048
	Aon Global Ltd.	4.600%	6/14/44	1,947	1,659
	Aon Global Ltd.	4.750%	5/15/45	1,340	1,163

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aon North America Inc.	5.750%	3/1/54	9,405	9,241
	Apollo Global Management Inc.	5.800%	5/21/54	3,300	3,263
	Arch Capital Finance LLC	5.031%	12/15/46	2,064	1,862
	Arch Capital Group Ltd.	3.635%	6/30/50	4,200	3,043
	Arch Capital Group US Inc.	5.144%	11/1/43	2,404	2,211
	Arthur J Gallagher & Co.	5.450%	7/15/34	2,100	2,077
	Arthur J Gallagher & Co.	3.500%	5/20/51	4,244	2,892
	Arthur J Gallagher & Co.	3.050%	3/9/52	1,554	955
	Arthur J Gallagher & Co.	5.750%	3/2/53	2,245	2,171
	Arthur J Gallagher & Co.	6.750%	2/15/54	2,605	2,869
	Arthur J Gallagher & Co.	5.750%	7/15/54	2,110	2,047
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	1,824	1,257
	Athene Holding Ltd.	3.950%	5/25/51	2,927	2,091
	Athene Holding Ltd.	3.450%	5/15/52	2,535	1,624
	Athene Holding Ltd.	6.250%	4/1/54	4,710	4,724
	Bank of America Corp.	6.110%	1/29/37	11,621	12,099
[1]	Bank of America Corp.	4.244%	4/24/38	7,651	6,741
	Bank of America Corp.	7.750%	5/14/38	6,253	7,454
[1]	Bank of America Corp.	4.078%	4/23/40	10,072	8,527
[1]	Bank of America Corp.	2.676%	6/19/41	19,957	13,912
[1]	Bank of America Corp.	5.875%	2/7/42	11,343	11,901
	Bank of America Corp.	3.311%	4/22/42	13,654	10,334
[1]	Bank of America Corp.	5.000%	1/21/44	10,237	9,714
[1]	Bank of America Corp.	4.875%	4/1/44	4,046	3,756
[1]	Bank of America Corp.	4.750%	4/21/45	2,426	2,192
[1]	Bank of America Corp.	4.443%	1/20/48	11,908	10,204
[1]	Bank of America Corp.	3.946%	1/23/49	2,277	1,807
[1]	Bank of America Corp.	4.330%	3/15/50	13,774	11,520
[1]	Bank of America Corp.	4.083%	3/20/51	18,486	14,751
[1]	Bank of America Corp.	2.831%	10/24/51	4,049	2,548
[1]	Bank of America Corp.	3.483%	3/13/52	3,188	2,291
	Bank of America Corp.	2.972%	7/21/52	10,238	6,680
[1]	Bank of America NA	6.000%	10/15/36	3,972	4,134
	Barclays plc	3.811%	3/10/42	3,289	2,527
	Barclays plc	3.330%	11/24/42	4,951	3,578
	Barclays plc	5.250%	8/17/45	6,730	6,431
	Barclays plc	4.950%	1/10/47	6,435	5,810
	Barclays plc	6.036%	3/12/55	5,965	6,117
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	3,161	3,385
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	3,100	2,842
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	2,024	1,792
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	11,311	9,537
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	8,647	7,382
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	10,241	6,584
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	3,068	1,852
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	11,938	9,184
	Berkshire Hathaway Inc.	4.500%	2/11/43	4,140	3,867
	BlackRock Funding Inc.	5.250%	3/14/54	6,769	6,529
	Brighthouse Financial Inc.	4.700%	6/22/47	4,541	3,525
	Brighthouse Financial Inc.	3.850%	12/22/51	1,845	1,156
	Brookfield Finance Inc.	4.700%	9/20/47	4,030	3,432
	Brookfield Finance Inc.	3.500%	3/30/51	2,965	2,062
	Brookfield Finance Inc.	3.625%	2/15/52	2,551	1,777
	Brookfield Finance Inc.	5.968%	3/4/54	4,635	4,633
	Brookfield Finance LLC	3.450%	4/15/50	904	618
	Brown & Brown Inc.	4.950%	3/17/52	2,491	2,104
	Chubb Corp.	6.000%	5/11/37	4,352	4,599
[1]	Chubb Corp.	6.500%	5/15/38	2,518	2,792
	Chubb INA Holdings LLC	6.700%	5/15/36	1,180	1,321
	Chubb INA Holdings LLC	4.150%	3/13/43	2,638	2,239
	Chubb INA Holdings LLC	4.350%	11/3/45	7,726	6,658
	Chubb INA Holdings LLC	2.850%	12/15/51	1,996	1,297
	Chubb INA Holdings LLC	3.050%	12/15/61	3,629	2,303
	Cincinnati Financial Corp.	6.125%	11/1/34	1,704	1,769
	Citigroup Inc.	6.125%	8/25/36	2,279	2,341
[1]	Citigroup Inc.	3.878%	1/24/39	4,162	3,482
	Citigroup Inc.	8.125%	7/15/39	7,655	9,577
[1]	Citigroup Inc.	5.316%	3/26/41	7,351	7,111
	Citigroup Inc.	5.875%	1/30/42	6,223	6,453
	Citigroup Inc.	2.904%	11/3/42	5,613	3,938

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	6.675%	9/13/43	4,198	4,593
	Citigroup Inc.	5.300%	5/6/44	3,518	3,335
	Citigroup Inc.	4.650%	7/30/45	3,177	2,809
	Citigroup Inc.	4.750%	5/18/46	11,493	10,064
[1]	Citigroup Inc.	4.281%	4/24/48	4,675	3,901
	Citigroup Inc.	4.650%	7/23/48	9,313	8,192
	CME Group Inc.	5.300%	9/15/43	3,383	3,388
	CME Group Inc.	4.150%	6/15/48	3,024	2,543
	CNO Financial Group Inc.	6.450%	6/15/34	700	702
[1]	Cooperatieve Rabobank UA	5.250%	5/24/41	6,289	6,271
	Cooperatieve Rabobank UA	5.750%	12/1/43	6,824	6,804
	Cooperatieve Rabobank UA	5.250%	8/4/45	3,450	3,298
	Corebridge Financial Inc.	4.350%	4/5/42	2,099	1,734
	Corebridge Financial Inc.	4.400%	4/5/52	5,896	4,669
	Equitable Holdings Inc.	5.000%	4/20/48	6,480	5,773
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,859	1,624
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	4,705	3,146
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	4,142	2,570
[2]	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	4,370	4,394
	Fidelity National Financial Inc.	3.200%	9/17/51	2,503	1,549
	Fifth Third Bancorp	8.250%	3/1/38	4,510	5,286
	Franklin Resources Inc.	2.950%	8/12/51	1,997	1,246
	GATX Corp.	5.200%	3/15/44	793	725
	GATX Corp.	3.100%	6/1/51	2,994	1,872
	Global Payments Inc.	4.150%	8/15/49	2,528	1,903
	Global Payments Inc.	5.950%	8/15/52	4,366	4,222
	Goldman Sachs Group Inc.	6.450%	5/1/36	3,937	4,187
	Goldman Sachs Group Inc.	6.750%	10/1/37	23,336	25,265
[1]	Goldman Sachs Group Inc.	4.017%	10/31/38	9,531	8,088
[1]	Goldman Sachs Group Inc.	4.411%	4/23/39	5,390	4,773
	Goldman Sachs Group Inc.	6.250%	2/1/41	14,442	15,472
	Goldman Sachs Group Inc.	3.210%	4/22/42	8,969	6,635
	Goldman Sachs Group Inc.	2.908%	7/21/42	7,133	5,040
	Goldman Sachs Group Inc.	3.436%	2/24/43	8,232	6,229
[1]	Goldman Sachs Group Inc.	4.800%	7/8/44	8,777	7,984
	Goldman Sachs Group Inc.	5.150%	5/22/45	7,030	6,649
	Goldman Sachs Group Inc.	4.750%	10/21/45	9,258	8,370
	Hartford Financial Services Group Inc.	5.950%	10/15/36	1,231	1,276
	Hartford Financial Services Group Inc.	6.100%	10/1/41	1,953	2,017
	Hartford Financial Services Group Inc.	4.300%	4/15/43	852	716
	Hartford Financial Services Group Inc.	4.400%	3/15/48	2,402	2,001
	Hartford Financial Services Group Inc.	3.600%	8/19/49	3,300	2,392
	Hartford Financial Services Group Inc.	2.900%	9/15/51	2,395	1,504
[1]	HSBC Bank USA NA	5.875%	11/1/34	581	602
[1]	HSBC Bank USA NA	5.625%	8/15/35	1,425	1,399
[1]	HSBC Bank USA NA	7.000%	1/15/39	3,891	4,392
	HSBC Holdings plc	6.500%	5/2/36	4,839	5,093
[1]	HSBC Holdings plc	6.500%	5/2/36	3,154	3,265
	HSBC Holdings plc	6.500%	9/15/37	9,692	10,142
[1]	HSBC Holdings plc	6.500%	9/15/37	4,660	4,825
	HSBC Holdings plc	6.800%	6/1/38	3,180	3,454
[1]	HSBC Holdings plc	6.800%	6/1/38	942	1,006
	HSBC Holdings plc	6.100%	1/14/42	7,006	7,486
	HSBC Holdings plc	6.332%	3/9/44	11,271	11,906
	HSBC Holdings plc	5.250%	3/14/44	5,176	4,841
	Intercontinental Exchange Inc.	2.650%	9/15/40	7,988	5,575
	Intercontinental Exchange Inc.	4.250%	9/21/48	6,110	5,040
	Intercontinental Exchange Inc.	3.000%	6/15/50	5,527	3,603
	Intercontinental Exchange Inc.	4.950%	6/15/52	5,482	5,021
	Intercontinental Exchange Inc.	3.000%	9/15/60	6,783	4,087
	Intercontinental Exchange Inc.	5.200%	6/15/62	5,108	4,786
	Invesco Finance plc	5.375%	11/30/43	1,978	1,869
	Jackson Financial Inc.	4.000%	11/23/51	2,175	1,475
	Jefferies Financial Group Inc.	6.250%	1/15/36	2,825	2,864
	Jefferies Financial Group Inc.	6.500%	1/20/43	1,520	1,579
	JPMorgan Chase & Co.	6.400%	5/15/38	11,701	12,958
[1]	JPMorgan Chase & Co.	3.882%	7/24/38	6,557	5,608
	JPMorgan Chase & Co.	5.500%	10/15/40	7,091	7,161
[1]	JPMorgan Chase & Co.	3.109%	4/22/41	9,020	6,770
	JPMorgan Chase & Co.	5.600%	7/15/41	8,397	8,589

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	2.525%	11/19/41	6,268	4,287
	JPMorgan Chase & Co.	5.400%	1/6/42	12,632	12,633
	JPMorgan Chase & Co.	3.157%	4/22/42	7,537	5,613
	JPMorgan Chase & Co.	5.625%	8/16/43	5,795	5,918
	JPMorgan Chase & Co.	4.850%	2/1/44	6,943	6,490
	JPMorgan Chase & Co.	4.950%	6/1/45	7,859	7,342
[1]	JPMorgan Chase & Co.	4.260%	2/22/48	8,948	7,543
[1]	JPMorgan Chase & Co.	4.032%	7/24/48	4,848	3,932
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	11,671	9,325
[1]	JPMorgan Chase & Co.	3.897%	1/23/49	7,976	6,322
[1]	JPMorgan Chase & Co.	3.109%	4/22/51	8,819	5,991
	JPMorgan Chase & Co.	3.328%	4/22/52	12,834	9,041
	Legg Mason Inc.	5.625%	1/15/44	2,533	2,466
	Lincoln National Corp.	6.300%	10/9/37	1,349	1,379
	Lincoln National Corp.	7.000%	6/15/40	1,801	1,971
	Lincoln National Corp.	4.350%	3/1/48	1,137	864
	Lincoln National Corp.	4.375%	6/15/50	380	286
	Lloyds Banking Group plc	5.300%	12/1/45	4,846	4,449
	Lloyds Banking Group plc	3.369%	12/14/46	1,637	1,137
	Lloyds Banking Group plc	4.344%	1/9/48	8,767	6,870
	Loews Corp.	4.125%	5/15/43	2,196	1,828
	Manulife Financial Corp.	5.375%	3/4/46	3,245	3,119
	Markel Group Inc.	5.000%	4/5/46	1,141	1,004
	Markel Group Inc.	4.300%	11/1/47	963	767
	Markel Group Inc.	5.000%	5/20/49	2,533	2,239
	Markel Group Inc.	4.150%	9/17/50	2,264	1,729
	Markel Group Inc.	3.450%	5/7/52	2,069	1,383
	Markel Group Inc.	6.000%	5/16/54	2,650	2,638
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	3,315	3,074
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	2,070	1,738
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	3,454	2,812
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	8,225	7,389
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	1,305	817
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	826	890
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	2,786	2,698
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	5,485	5,515
	Marsh & McLennan Cos. Inc.	5.450%	3/15/54	1,941	1,885
	Mastercard Inc.	3.800%	11/21/46	1,509	1,201
	Mastercard Inc.	3.950%	2/26/48	1,924	1,565
	Mastercard Inc.	3.650%	6/1/49	6,888	5,266
	Mastercard Inc.	3.850%	3/26/50	7,997	6,315
	Mastercard Inc.	2.950%	3/15/51	3,431	2,281
	MetLife Inc.	6.375%	6/15/34	2,720	2,916
	MetLife Inc.	5.700%	6/15/35	4,036	4,124
[1]	MetLife Inc.	6.400%	12/15/36	3,416	3,444
[1]	MetLife Inc.	10.750%	8/1/39	1,571	2,083
	MetLife Inc.	5.875%	2/6/41	3,142	3,213
	MetLife Inc.	4.125%	8/13/42	3,879	3,214
	MetLife Inc.	4.875%	11/13/43	4,378	3,985
	MetLife Inc.	4.721%	12/15/44	1,642	1,461
	MetLife Inc.	4.050%	3/1/45	4,619	3,727
	MetLife Inc.	4.600%	5/13/46	3,561	3,114
	MetLife Inc.	5.000%	7/15/52	5,141	4,705
	MetLife Inc.	5.250%	1/15/54	4,868	4,646
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	2,630	2,364
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	1,578	1,392
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	6,734	5,623
[1]	Morgan Stanley	3.971%	7/22/38	8,804	7,429
[1]	Morgan Stanley	4.457%	4/22/39	2,354	2,107
	Morgan Stanley	3.217%	4/22/42	10,039	7,485
	Morgan Stanley	6.375%	7/24/42	10,857	12,045
	Morgan Stanley	4.300%	1/27/45	14,273	12,240
[1]	Morgan Stanley	4.375%	1/22/47	8,249	7,093
[1]	Morgan Stanley	5.597%	3/24/51	8,268	8,362
[1]	Morgan Stanley	2.802%	1/25/52	7,392	4,645
	Nasdaq Inc.	2.500%	12/21/40	2,771	1,815
	Nasdaq Inc.	3.250%	4/28/50	1,925	1,285
	Nasdaq Inc.	3.950%	3/7/52	3,055	2,278
	Nasdaq Inc.	5.950%	8/15/53	3,045	3,089
	Nasdaq Inc.	6.100%	6/28/63	3,599	3,692

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Nationwide Financial Services Inc.	6.750%	5/15/37	2,905	2,893
	Old Republic International Corp.	3.850%	6/11/51	2,978	2,091
	PayPal Holdings Inc.	3.250%	6/1/50	4,187	2,846
	PayPal Holdings Inc.	5.050%	6/1/52	5,277	4,843
	PayPal Holdings Inc.	5.500%	6/1/54	1,725	1,672
	PayPal Holdings Inc.	5.250%	6/1/62	3,301	3,019
	Principal Financial Group Inc.	6.050%	10/15/36	1,229	1,279
	Principal Financial Group Inc.	4.625%	9/15/42	1,347	1,195
	Principal Financial Group Inc.	4.350%	5/15/43	3,013	2,571
	Principal Financial Group Inc.	4.300%	11/15/46	1,658	1,368
	Principal Financial Group Inc.	5.500%	3/15/53	1,330	1,271
	Progressive Corp.	6.625%	3/1/29	1	1
	Progressive Corp.	4.350%	4/25/44	1,438	1,240
	Progressive Corp.	3.700%	1/26/45	1,670	1,313
	Progressive Corp.	4.125%	4/15/47	4,518	3,722
	Progressive Corp.	4.200%	3/15/48	3,098	2,577
	Progressive Corp.	3.950%	3/26/50	1,667	1,316
	Progressive Corp.	3.700%	3/15/52	1,260	944
[1]	Prudential Financial Inc.	5.700%	12/14/36	4,378	4,485
[1]	Prudential Financial Inc.	6.625%	12/1/37	579	645
[1]	Prudential Financial Inc.	3.000%	3/10/40	2,790	2,060
[1]	Prudential Financial Inc.	6.625%	6/21/40	996	1,099
[1]	Prudential Financial Inc.	5.100%	8/15/43	516	463
[1]	Prudential Financial Inc.	4.600%	5/15/44	4,181	3,643
	Prudential Financial Inc.	3.905%	12/7/47	4,772	3,674
[1]	Prudential Financial Inc.	4.418%	3/27/48	1,311	1,089
	Prudential Financial Inc.	3.935%	12/7/49	6,295	4,790
[1]	Prudential Financial Inc.	4.350%	2/25/50	2,343	1,916
[1]	Prudential Financial Inc.	3.700%	3/13/51	6,610	4,819
	Raymond James Financial Inc.	4.950%	7/15/46	4,162	3,748
	Raymond James Financial Inc.	3.750%	4/1/51	3,217	2,368
[1]	Regions Bank	6.450%	6/26/37	2,250	2,299
	Regions Financial Corp.	7.375%	12/10/37	1,387	1,524
	Reinsurance Group of America Inc.	5.750%	9/15/34	2,750	2,737
	Selective Insurance Group Inc.	5.375%	3/1/49	1,368	1,257
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	914	611
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	1,903	1,389
	Sumitomo Mitsui Financial Group Inc.	3.050%	1/14/42	2,009	1,494
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	6,044	6,593
	Transatlantic Holdings Inc.	8.000%	11/30/39	1,647	2,062
	Travelers Cos. Inc.	6.750%	6/20/36	1,706	1,913
[1]	Travelers Cos. Inc.	6.250%	6/15/37	4,057	4,355
	Travelers Cos. Inc.	5.350%	11/1/40	3,995	3,944
	Travelers Cos. Inc.	4.600%	8/1/43	513	459
	Travelers Cos. Inc.	4.300%	8/25/45	1,330	1,131
	Travelers Cos. Inc.	3.750%	5/15/46	3,342	2,594
	Travelers Cos. Inc.	4.000%	5/30/47	4,281	3,452
	Travelers Cos. Inc.	4.050%	3/7/48	5,084	4,135
	Travelers Cos. Inc.	4.100%	3/4/49	1,599	1,309
	Travelers Cos. Inc.	2.550%	4/27/50	2,333	1,415
	Travelers Cos. Inc.	3.050%	6/8/51	5,730	3,826
	Travelers Cos. Inc.	5.450%	5/25/53	2,465	2,470
	UBS AG	4.500%	6/26/48	4,260	3,741
	UBS Group AG	4.875%	5/15/45	9,998	9,109
	Unum Group	5.750%	8/15/42	1,315	1,268
	Unum Group	4.500%	12/15/49	2,018	1,576
	Unum Group	4.125%	6/15/51	2,169	1,589
	Visa Inc.	4.150%	12/14/35	7,737	7,194
	Visa Inc.	2.700%	4/15/40	4,387	3,181
	Visa Inc.	4.300%	12/14/45	17,052	14,806
	Visa Inc.	3.650%	9/15/47	3,146	2,440
	Visa Inc.	2.000%	8/15/50	7,478	4,155
	Voya Financial Inc.	5.700%	7/15/43	1,929	1,861
	Voya Financial Inc.	4.800%	6/15/46	865	733
	W R Berkley Corp.	4.750%	8/1/44	1,240	1,093
	W R Berkley Corp.	4.000%	5/12/50	1,755	1,322
	W R Berkley Corp.	3.150%	9/30/61	1,424	837
	Wachovia Corp.	5.500%	8/1/35	3,515	3,459
	Wells Fargo & Co.	5.375%	2/7/35	920	918
[1]	Wells Fargo & Co.	5.950%	12/15/36	1,604	1,611

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Wells Fargo & Co.	3.068%	4/30/41	16,239	11,923
	Wells Fargo & Co.	5.375%	11/2/43	10,771	10,205
	Wells Fargo & Co.	5.606%	1/15/44	13,014	12,636
[1]	Wells Fargo & Co.	4.650%	11/4/44	8,974	7,701
	Wells Fargo & Co.	3.900%	5/1/45	9,312	7,455
[1]	Wells Fargo & Co.	4.900%	11/17/45	12,876	11,352
[1]	Wells Fargo & Co.	4.400%	6/14/46	7,154	5,833
[1]	Wells Fargo & Co.	4.750%	12/7/46	5,085	4,377
[1]	Wells Fargo & Co.	5.013%	4/4/51	24,313	22,161
[1]	Wells Fargo & Co.	4.611%	4/25/53	16,453	14,040
	Wells Fargo Bank NA	5.950%	8/26/36	1,211	1,243
[1]	Wells Fargo Bank NA	5.850%	2/1/37	5,205	5,298
[1]	Wells Fargo Bank NA	6.600%	1/15/38	4,046	4,413
	Western Union Co.	6.200%	11/17/36	2,252	2,282
	Westpac Banking Corp.	4.421%	7/24/39	3,451	3,027
	Westpac Banking Corp.	2.963%	11/16/40	3,513	2,446
	Westpac Banking Corp.	3.133%	11/18/41	5,657	3,972
	Willis North America Inc.	5.050%	9/15/48	1,305	1,148
	Willis North America Inc.	3.875%	9/15/49	4,179	3,017
	Willis North America Inc.	5.900%	3/5/54	3,339	3,258
	XL Group Ltd.	5.250%	12/15/43	1,462	1,357
					1,341,495
Health Care (16.1%)
[3]	Abbott Laboratories	4.750%	11/30/36	6,296	6,071
	Abbott Laboratories	6.150%	11/30/37	1,895	2,055
	Abbott Laboratories	6.000%	4/1/39	1,705	1,843
	Abbott Laboratories	5.300%	5/27/40	2,392	2,417
	Abbott Laboratories	4.750%	4/15/43	3,014	2,821
	Abbott Laboratories	4.900%	11/30/46	15,036	14,130
	AbbVie Inc.	4.550%	3/15/35	9,576	9,017
	AbbVie Inc.	4.500%	5/14/35	14,736	13,814
	AbbVie Inc.	4.300%	5/14/36	7,693	7,043
	AbbVie Inc.	4.050%	11/21/39	17,150	14,779
	AbbVie Inc.	4.625%	10/1/42	1,332	1,198
	AbbVie Inc.	4.400%	11/6/42	11,488	10,070
	AbbVie Inc.	4.850%	6/15/44	5,573	5,142
	AbbVie Inc.	4.750%	3/15/45	3,632	3,303
	AbbVie Inc.	4.700%	5/14/45	11,846	10,684
	AbbVie Inc.	4.450%	5/14/46	8,919	7,729
	AbbVie Inc.	4.875%	11/14/48	7,263	6,659
	AbbVie Inc.	4.250%	11/21/49	27,595	22,916
	AbbVie Inc.	5.400%	3/15/54	11,415	11,253
	AbbVie Inc.	5.500%	3/15/64	8,025	7,885
[1]	AdventHealth Obligated Group	2.795%	11/15/51	1,682	1,076
	Adventist Health System	5.757%	12/1/34	1,250	1,244
	Adventist Health System	3.630%	3/1/49	1,043	746
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	2,444	2,088
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	1,979	1,435
[1]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	1,553	1,038
	Aetna Inc.	6.625%	6/15/36	5,587	5,955
	Aetna Inc.	6.750%	12/15/37	2,144	2,315
	Aetna Inc.	4.500%	5/15/42	2,396	2,008
	Aetna Inc.	4.125%	11/15/42	3,158	2,501
	Aetna Inc.	4.750%	3/15/44	1,627	1,382
	Aetna Inc.	3.875%	8/15/47	4,601	3,361
	AHS Hospital Corp.	5.024%	7/1/45	1,447	1,376
[1]	AHS Hospital Corp.	2.780%	7/1/51	1,915	1,200
[1]	Allina Health System	3.887%	4/15/49	3,257	2,529
[1]	Allina Health System	2.902%	11/15/51	5,432	3,492
	Amgen Inc.	6.375%	6/1/37	1,300	1,384
	Amgen Inc.	6.400%	2/1/39	2,611	2,794
	Amgen Inc.	3.150%	2/21/40	8,094	6,046
	Amgen Inc.	5.750%	3/15/40	923	934
	Amgen Inc.	2.800%	8/15/41	6,390	4,496
	Amgen Inc.	4.950%	10/1/41	1,622	1,499
	Amgen Inc.	5.150%	11/15/41	7,535	7,074
	Amgen Inc.	5.650%	6/15/42	2,319	2,302
	Amgen Inc.	5.600%	3/2/43	16,278	16,118
	Amgen Inc.	4.400%	5/1/45	11,755	9,907

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	4.563%	6/15/48	6,928	5,859
	Amgen Inc.	3.375%	2/21/50	7,498	5,269
	Amgen Inc.	4.663%	6/15/51	14,024	11,993
	Amgen Inc.	3.000%	1/15/52	4,066	2,645
	Amgen Inc.	4.200%	2/22/52	3,795	3,008
	Amgen Inc.	4.875%	3/1/53	5,159	4,541
	Amgen Inc.	5.650%	3/2/53	16,947	16,716
	Amgen Inc.	2.770%	9/1/53	4,272	2,548
	Amgen Inc.	4.400%	2/22/62	3,553	2,815
	Amgen Inc.	5.750%	3/2/63	13,069	12,849
[1]	Ascension Health	3.106%	11/15/39	1,898	1,456
	Ascension Health	3.945%	11/15/46	8,112	6,683
[1]	Ascension Health	4.847%	11/15/53	2,040	1,894
	AstraZeneca plc	6.450%	9/15/37	12,239	13,550
	AstraZeneca plc	4.000%	9/18/42	5,143	4,310
	AstraZeneca plc	4.375%	11/16/45	5,282	4,572
	AstraZeneca plc	4.375%	8/17/48	3,795	3,267
	AstraZeneca plc	2.125%	8/6/50	2,355	1,318
	AstraZeneca plc	3.000%	5/28/51	5,193	3,490
	Banner Health	2.907%	1/1/42	981	704
[1]	Banner Health	3.181%	1/1/50	1,450	1,003
	Banner Health	2.913%	1/1/51	1,012	662
[1]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	1,390	805
[1]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	2,379	1,705
	Baxalta Inc.	5.250%	6/23/45	1,528	1,444
	Baxter International Inc.	3.500%	8/15/46	2,018	1,410
	Baxter International Inc.	3.132%	12/1/51	4,667	2,918
[1]	BayCare Health System Inc.	3.831%	11/15/50	2,212	1,736
	Baylor Scott & White Holdings	4.185%	11/15/45	2,056	1,757
	Baylor Scott & White Holdings	3.967%	11/15/46	1,261	1,028
[1]	Baylor Scott & White Holdings	2.839%	11/15/50	4,507	2,921
	Becton Dickinson & Co.	4.685%	12/15/44	3,042	2,678
	Becton Dickinson & Co.	4.669%	6/6/47	8,281	7,215
	Becton Dickinson & Co.	3.794%	5/20/50	929	699
[1]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	1,565	986
	Biogen Inc.	5.200%	9/15/45	4,953	4,528
	Biogen Inc.	3.150%	5/1/50	8,799	5,690
	Biogen Inc.	3.250%	2/15/51	2,352	1,560
[1]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	1,494	1,016
	Boston Scientific Corp.	6.500%	11/15/35	999	1,098
	Boston Scientific Corp.	4.550%	3/1/39	1,959	1,806
	Boston Scientific Corp.	7.375%	1/15/40	981	1,148
	Boston Scientific Corp.	4.700%	3/1/49	3,788	3,359
	Bristol-Myers Squibb Co.	4.125%	6/15/39	8,741	7,546
	Bristol-Myers Squibb Co.	2.350%	11/13/40	3,236	2,136
	Bristol-Myers Squibb Co.	3.550%	3/15/42	5,156	4,006
	Bristol-Myers Squibb Co.	3.250%	8/1/42	2,431	1,796
	Bristol-Myers Squibb Co.	4.500%	3/1/44	343	299
	Bristol-Myers Squibb Co.	4.625%	5/15/44	6,291	5,576
	Bristol-Myers Squibb Co.	5.000%	8/15/45	508	471
	Bristol-Myers Squibb Co.	4.350%	11/15/47	5,438	4,526
	Bristol-Myers Squibb Co.	4.550%	2/20/48	6,798	5,828
	Bristol-Myers Squibb Co.	4.250%	10/26/49	13,645	11,139
	Bristol-Myers Squibb Co.	2.550%	11/13/50	6,336	3,707
	Bristol-Myers Squibb Co.	3.700%	3/15/52	11,371	8,303
	Bristol-Myers Squibb Co.	6.250%	11/15/53	7,660	8,251
	Bristol-Myers Squibb Co.	5.550%	2/22/54	13,236	13,042
	Bristol-Myers Squibb Co.	3.900%	3/15/62	4,171	3,005
	Bristol-Myers Squibb Co.	6.400%	11/15/63	5,662	6,166
	Bristol-Myers Squibb Co.	5.650%	2/22/64	7,200	7,033
	Cardinal Health Inc.	4.600%	3/15/43	1,109	948
	Cardinal Health Inc.	4.500%	11/15/44	1,306	1,090
	Cardinal Health Inc.	4.900%	9/15/45	2,224	1,950
	Cardinal Health Inc.	4.368%	6/15/47	4,591	3,705
[1]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	1,250	841
	Cencora Inc.	4.250%	3/1/45	3,101	2,616
	Cencora Inc.	4.300%	12/15/47	2,304	1,898
	Children's Health System of Texas	2.511%	8/15/50	2,078	1,250
[1]	Children's Hospital	2.928%	7/15/50	1,285	817
[1]	Children's Hospital Corp.	4.115%	1/1/47	1,524	1,277

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Children's Hospital Corp.	2.585%	2/1/50	1,132	701
	Children's Hospital Medical Center	4.268%	5/15/44	985	849
[1]	Children's Hospital of Philadelphia	2.704%	7/1/50	1,387	869
	Cigna Group	4.800%	8/15/38	10,796	9,862
	Cigna Group	3.200%	3/15/40	2,545	1,880
[1]	Cigna Group	6.125%	11/15/41	2,196	2,291
[1]	Cigna Group	4.800%	7/15/46	4,683	4,127
[1]	Cigna Group	3.875%	10/15/47	4,275	3,234
	Cigna Group	4.900%	12/15/48	13,242	11,634
	Cigna Group	3.400%	3/15/50	6,269	4,265
	Cigna Group	3.400%	3/15/51	6,228	4,223
	Cigna Group	5.600%	2/15/54	7,665	7,374
[1]	City of Hope	5.623%	11/15/43	1,641	1,607
[1]	City of Hope	4.378%	8/15/48	1,111	899
	CommonSpirit Health	5.318%	12/1/34	3,370	3,299
[1]	CommonSpirit Health	4.350%	11/1/42	2,183	1,849
	CommonSpirit Health	3.817%	10/1/49	1,769	1,335
	CommonSpirit Health	4.187%	10/1/49	4,094	3,249
	CommonSpirit Health	3.910%	10/1/50	1,508	1,137
	CommonSpirit Health	6.461%	11/1/52	1,110	1,217
	CommonSpirit Health	5.548%	12/1/54	3,440	3,348
[1]	Community Health Network Inc.	3.099%	5/1/50	1,270	829
[1]	Corewell Health Obligated Group	3.487%	7/15/49	1,560	1,143
[1]	Cottage Health Obligated Group	3.304%	11/1/49	3,105	2,219
	CVS Health Corp.	4.875%	7/20/35	4,356	4,043
	CVS Health Corp.	4.780%	3/25/38	26,983	24,000
	CVS Health Corp.	6.125%	9/15/39	1,951	1,950
	CVS Health Corp.	4.125%	4/1/40	4,308	3,470
	CVS Health Corp.	2.700%	8/21/40	8,231	5,454
	CVS Health Corp.	5.300%	12/5/43	2,457	2,237
	CVS Health Corp.	5.125%	7/20/45	15,435	13,620
	CVS Health Corp.	5.050%	3/25/48	35,775	30,831
	CVS Health Corp.	4.250%	4/1/50	4,266	3,236
	CVS Health Corp.	5.625%	2/21/53	5,155	4,777
	CVS Health Corp.	5.875%	6/1/53	7,829	7,505
	CVS Health Corp.	6.050%	6/1/54	3,000	2,941
	CVS Health Corp.	6.000%	6/1/63	4,467	4,288
	Danaher Corp.	4.375%	9/15/45	3,135	2,734
	Danaher Corp.	2.600%	10/1/50	4,823	2,919
	Danaher Corp.	2.800%	12/10/51	4,918	3,081
[1]	Dartmouth-Hitchcock Health	4.178%	8/1/48	1,238	961
	DH Europe Finance II Sarl	3.250%	11/15/39	3,648	2,869
	DH Europe Finance II Sarl	3.400%	11/15/49	3,251	2,341
	Dignity Health	4.500%	11/1/42	2,162	1,878
	Dignity Health	5.267%	11/1/64	1,198	1,092
[1]	Duke University Health System Inc.	3.920%	6/1/47	2,802	2,258
	Elevance Health Inc.	5.375%	6/15/34	4,530	4,515
	Elevance Health Inc.	5.950%	12/15/34	972	1,009
	Elevance Health Inc.	5.850%	1/15/36	1,238	1,265
	Elevance Health Inc.	4.625%	5/15/42	4,714	4,164
	Elevance Health Inc.	4.650%	1/15/43	5,460	4,827
	Elevance Health Inc.	5.100%	1/15/44	2,278	2,114
	Elevance Health Inc.	4.650%	8/15/44	3,901	3,405
	Elevance Health Inc.	4.375%	12/1/47	5,433	4,524
	Elevance Health Inc.	4.550%	3/1/48	4,337	3,663
	Elevance Health Inc.	3.700%	9/15/49	1,883	1,387
	Elevance Health Inc.	3.125%	5/15/50	3,490	2,330
	Elevance Health Inc.	3.600%	3/15/51	7,086	5,081
	Elevance Health Inc.	4.550%	5/15/52	2,423	2,027
	Elevance Health Inc.	6.100%	10/15/52	4,162	4,349
	Elevance Health Inc.	5.125%	2/15/53	6,489	5,959
	Elevance Health Inc.	5.650%	6/15/54	4,530	4,470
	Eli Lilly & Co.	5.550%	3/15/37	1,252	1,312
	Eli Lilly & Co.	3.700%	3/1/45	1,930	1,540
	Eli Lilly & Co.	3.950%	5/15/47	1,074	890
	Eli Lilly & Co.	3.950%	3/15/49	4,146	3,347
	Eli Lilly & Co.	2.250%	5/15/50	5,700	3,284
	Eli Lilly & Co.	4.875%	2/27/53	5,707	5,297
	Eli Lilly & Co.	5.000%	2/9/54	6,700	6,354
	Eli Lilly & Co.	4.150%	3/15/59	1,784	1,447

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eli Lilly & Co.	2.500%	9/15/60	3,741	2,083
	Eli Lilly & Co.	4.950%	2/27/63	4,845	4,468
	Eli Lilly & Co.	5.100%	2/9/64	8,435	7,982
[1]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	988	749
[1]	Fred Hutchinson Cancer Center	4.966%	1/1/52	1,010	948
	GE HealthCare Technologies Inc.	6.377%	11/22/52	4,699	5,099
	Gilead Sciences Inc.	4.600%	9/1/35	4,326	4,061
	Gilead Sciences Inc.	4.000%	9/1/36	3,985	3,484
	Gilead Sciences Inc.	2.600%	10/1/40	6,188	4,239
	Gilead Sciences Inc.	5.650%	12/1/41	4,422	4,442
	Gilead Sciences Inc.	4.800%	4/1/44	7,658	6,885
	Gilead Sciences Inc.	4.500%	2/1/45	5,712	4,910
	Gilead Sciences Inc.	4.750%	3/1/46	10,190	9,039
	Gilead Sciences Inc.	4.150%	3/1/47	7,653	6,187
	Gilead Sciences Inc.	2.800%	10/1/50	8,497	5,297
	Gilead Sciences Inc.	5.550%	10/15/53	5,510	5,466
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	13,355	14,734
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	2,030	1,747
[1]	Hackensack Meridian Health Inc.	2.675%	9/1/41	968	670
	Hackensack Meridian Health Inc.	4.211%	7/1/48	1,225	1,026
[1]	Hackensack Meridian Health Inc.	2.875%	9/1/50	2,345	1,519
	Hackensack Meridian Health Inc.	4.500%	7/1/57	1,607	1,372
[1]	Hartford HealthCare Corp.	3.447%	7/1/54	1,368	974
	HCA Inc.	5.125%	6/15/39	3,870	3,588
	HCA Inc.	4.375%	3/15/42	1,939	1,590
	HCA Inc.	5.500%	6/15/47	6,032	5,588
	HCA Inc.	5.250%	6/15/49	8,704	7,731
	HCA Inc.	3.500%	7/15/51	6,271	4,186
	HCA Inc.	4.625%	3/15/52	9,638	7,774
	HCA Inc.	5.900%	6/1/53	4,505	4,367
	HCA Inc.	6.000%	4/1/54	6,320	6,201
	HCA Inc.	6.100%	4/1/64	5,243	5,121
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/52	2,359	1,835
	Humana Inc.	4.625%	12/1/42	3,479	2,938
	Humana Inc.	4.950%	10/1/44	6,662	5,824
	Humana Inc.	4.800%	3/15/47	1,731	1,467
	Humana Inc.	3.950%	8/15/49	2,023	1,514
	Humana Inc.	5.500%	3/15/53	4,371	4,064
	Humana Inc.	5.750%	4/15/54	3,315	3,191
	IHC Health Services Inc.	4.131%	5/15/48	1,831	1,526
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	1,857	1,497
[1]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	1,135	737
	Inova Health System Foundation	4.068%	5/15/52	1,509	1,237
[1]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	1,438	1,057
[1]	Iowa Health System	3.665%	2/15/50	1,078	806
	Johns Hopkins Health System Corp.	3.837%	5/15/46	2,060	1,665
	Johnson & Johnson	3.550%	3/1/36	5,442	4,713
	Johnson & Johnson	3.625%	3/3/37	7,358	6,357
	Johnson & Johnson	5.950%	8/15/37	1,203	1,304
	Johnson & Johnson	3.400%	1/15/38	4,083	3,403
	Johnson & Johnson	5.850%	7/15/38	2,022	2,176
	Johnson & Johnson	2.100%	9/1/40	5,718	3,791
	Johnson & Johnson	4.500%	9/1/40	3,606	3,373
	Johnson & Johnson	4.850%	5/15/41	2,227	2,165
	Johnson & Johnson	4.500%	12/5/43	3,826	3,545
	Johnson & Johnson	3.700%	3/1/46	9,532	7,599
	Johnson & Johnson	3.750%	3/3/47	4,491	3,593
	Johnson & Johnson	3.500%	1/15/48	2,916	2,219
	Johnson & Johnson	2.250%	9/1/50	2,392	1,402
	Johnson & Johnson	5.250%	6/1/54	2,000	1,990
	Johnson & Johnson	2.450%	9/1/60	4,943	2,752
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	6,820	4,906
	Kaiser Foundation Hospitals	4.875%	4/1/42	1,425	1,328
	Kaiser Foundation Hospitals	4.150%	5/1/47	6,773	5,636
[1]	Kaiser Foundation Hospitals	3.266%	11/1/49	5,050	3,579
[1]	Kaiser Foundation Hospitals	3.002%	6/1/51	5,992	3,973
	Koninklijke Philips NV	6.875%	3/11/38	2,575	2,827
	Koninklijke Philips NV	5.000%	3/15/42	1,471	1,339
	Laboratory Corp. of America Holdings	4.700%	2/1/45	7,819	6,859
[1]	Mass General Brigham Inc.	3.765%	7/1/48	1,158	901

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Mass General Brigham Inc.	3.192%	7/1/49	2,224	1,540
[1]	Mass General Brigham Inc.	4.117%	7/1/55	1,068	852
[1]	Mass General Brigham Inc.	3.342%	7/1/60	2,149	1,419
[1]	Mayo Clinic	4.000%	11/15/47	948	778
[1]	Mayo Clinic	4.128%	11/15/52	1,528	1,266
[1]	Mayo Clinic	3.196%	11/15/61	1,925	1,269
[1]	McLaren Health Care Corp.	4.386%	5/15/48	1,382	1,176
[1]	MedStar Health Inc.	3.626%	8/15/49	1,490	1,108
	Medtronic Inc.	4.375%	3/15/35	8,874	8,289
	Medtronic Inc.	4.625%	3/15/45	10,527	9,497
	Memorial Health Services	3.447%	11/1/49	1,383	1,006
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	1,667	1,598
[1]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	1,408	939
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,840	1,508
[1]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,450	1,193
	Merck & Co. Inc.	3.900%	3/7/39	4,589	3,931
	Merck & Co. Inc.	2.350%	6/24/40	5,074	3,440
	Merck & Co. Inc.	3.600%	9/15/42	3,283	2,588
	Merck & Co. Inc.	4.150%	5/18/43	4,545	3,858
	Merck & Co. Inc.	4.900%	5/17/44	4,385	4,091
	Merck & Co. Inc.	3.700%	2/10/45	7,696	6,014
	Merck & Co. Inc.	4.000%	3/7/49	7,995	6,411
	Merck & Co. Inc.	2.450%	6/24/50	6,017	3,548
	Merck & Co. Inc.	2.750%	12/10/51	7,470	4,641
	Merck & Co. Inc.	5.000%	5/17/53	7,504	7,016
	Merck & Co. Inc.	2.900%	12/10/61	7,535	4,484
	Merck & Co. Inc.	5.150%	5/17/63	4,698	4,437
	Merck Sharp & Dohme Corp.	5.750%	11/15/36	1,310	1,389
[1]	Methodist Hospital	2.705%	12/1/50	2,380	1,486
[1]	Montefiore Obligated Group	5.246%	11/1/48	1,981	1,460
	Montefiore Obligated Group	4.287%	9/1/50	1,001	628
[1]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	1,355	1,031
[1]	Mount Sinai Hospital	3.981%	7/1/48	1,301	1,024
[1]	Mount Sinai Hospital	3.737%	7/1/49	2,128	1,525
[1]	Mount Sinai Hospital	3.391%	7/1/50	1,765	1,169
	MultiCare Health System	2.803%	8/15/50	1,420	841
	Mylan Inc.	5.400%	11/29/43	1,192	1,030
	Mylan Inc.	5.200%	4/15/48	2,326	1,874
[1]	MyMichigan Health	3.409%	6/1/50	1,584	1,117
	Nationwide Children's Hospital Inc.	4.556%	11/1/52	413	367
	New York & Presbyterian Hospital	2.256%	8/1/40	966	643
	New York & Presbyterian Hospital	4.024%	8/1/45	3,649	3,048
	New York & Presbyterian Hospital	4.063%	8/1/56	1,320	1,048
	New York & Presbyterian Hospital	2.606%	8/1/60	893	497
[1]	New York & Presbyterian Hospital	3.954%	8/1/19	1,695	1,196
	Northwell Healthcare Inc.	3.979%	11/1/46	1,797	1,402
	Northwell Healthcare Inc.	4.260%	11/1/47	3,810	3,057
	Northwell Healthcare Inc.	3.809%	11/1/49	3,474	2,559
[1]	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	2,114	1,336
	Novant Health Inc.	2.637%	11/1/36	1,359	1,019
	Novant Health Inc.	3.168%	11/1/51	2,883	1,921
	Novant Health Inc.	3.318%	11/1/61	1,369	877
	Novartis Capital Corp.	3.700%	9/21/42	2,340	1,914
	Novartis Capital Corp.	4.400%	5/6/44	8,525	7,577
	Novartis Capital Corp.	4.000%	11/20/45	4,200	3,505
	Novartis Capital Corp.	2.750%	8/14/50	9,779	6,291
[1]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	1,080	669
[1]	NYU Langone Hospitals	5.750%	7/1/43	1,175	1,218
	NYU Langone Hospitals	4.784%	7/1/44	1,230	1,125
[1]	NYU Langone Hospitals	4.368%	7/1/47	2,740	2,398
[1]	NYU Langone Hospitals	3.380%	7/1/55	2,952	2,018
	OhioHealth Corp.	2.834%	11/15/41	1,191	856
[1]	OhioHealth Corp.	3.042%	11/15/50	2,455	1,701
	Orlando Health Obligated Group	4.089%	10/1/48	1,014	823
	Orlando Health Obligated Group	3.327%	10/1/50	1,394	995
[1]	PeaceHealth Obligated Group	4.787%	11/15/48	1,533	1,331
[1]	PeaceHealth Obligated Group	3.218%	11/15/50	1,550	1,007
	Pfizer Inc.	4.000%	12/15/36	8,857	7,861
	Pfizer Inc.	4.100%	9/15/38	2,682	2,356
	Pfizer Inc.	3.900%	3/15/39	4,251	3,602

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	7.200%	3/15/39	11,666	13,726
	Pfizer Inc.	2.550%	5/28/40	4,137	2,869
	Pfizer Inc.	4.300%	6/15/43	5,686	4,886
	Pfizer Inc.	4.400%	5/15/44	3,813	3,385
	Pfizer Inc.	4.125%	12/15/46	4,368	3,611
	Pfizer Inc.	4.200%	9/15/48	8,627	7,139
	Pfizer Inc.	4.000%	3/15/49	8,941	7,169
	Pfizer Inc.	2.700%	5/28/50	4,039	2,578
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	13,835	13,137
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	26,571	25,424
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	15,558	14,614
[1]	Piedmont Healthcare Inc.	2.719%	1/1/42	1,270	880
	Piedmont Healthcare Inc.	2.864%	1/1/52	2,010	1,259
	Presbyterian Healthcare Services	4.875%	8/1/52	1,525	1,422
[1]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,533	1,162
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	1,563	1,195
[1]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	3,347	1,958
	Queen's Health Systems	4.810%	7/1/52	1,265	1,171
	Quest Diagnostics Inc.	4.700%	3/30/45	1,808	1,600
[1]	Rady Children's Hospital-San Diego	3.154%	8/15/51	1,080	742
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	3,538	2,160
	Revvity Inc.	3.625%	3/15/51	1,485	1,021
	Royalty Pharma plc	3.300%	9/2/40	5,200	3,765
	Royalty Pharma plc	3.550%	9/2/50	4,166	2,790
	Royalty Pharma plc	3.350%	9/2/51	2,739	1,745
[1]	Seattle Children's Hospital	2.719%	10/1/50	1,474	927
[1]	Sentara Healthcare	2.927%	11/1/51	1,012	664
[1]	Sharp HealthCare	2.680%	8/1/50	1,108	691
[2]	Solventum Corp.	5.900%	4/30/54	3,830	3,674
[2]	Solventum Corp.	6.000%	5/15/64	960	916
[1]	Stanford Health Care	3.795%	11/15/48	2,117	1,674
	Stanford Health Care	3.027%	8/15/51	1,586	1,064
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	3,128	2,266
	Stryker Corp.	4.100%	4/1/43	2,109	1,742
	Stryker Corp.	4.375%	5/15/44	1,098	945
	Stryker Corp.	4.625%	3/15/46	8,963	7,886
	Stryker Corp.	2.900%	6/15/50	2,937	1,911
	Summa Health	3.511%	11/15/51	1,040	737
[1]	Sutter Health	3.161%	8/15/40	1,928	1,465
[1]	Sutter Health	4.091%	8/15/48	1,195	979
[1]	Sutter Health	3.361%	8/15/50	2,669	1,897
	Sutter Health	5.547%	8/15/53	1,580	1,607
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	6,425	4,696
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	8,088	5,437
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	4,465	2,873
	Texas Health Resources	2.328%	11/15/50	1,355	784
[1]	Texas Health Resources	4.330%	11/15/55	1,306	1,104
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	10,206	7,258
	Thermo Fisher Scientific Inc.	5.404%	8/10/43	1,309	1,308
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,888	1,847
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	4,730	3,884
	Toledo Hospital	5.750%	11/15/38	1,460	1,444
[1]	Trinity Health Corp.	2.632%	12/1/40	1,249	873
	Trinity Health Corp.	4.125%	12/1/45	975	822
[1]	Trinity Health Corp.	3.434%	12/1/48	1,109	841
	UMass Memorial Health Care Obligated Group	5.363%	7/1/52	1,091	1,028
	UnitedHealth Group Inc.	4.625%	7/15/35	3,024	2,877
	UnitedHealth Group Inc.	5.800%	3/15/36	4,119	4,290
	UnitedHealth Group Inc.	6.500%	6/15/37	4,027	4,428
	UnitedHealth Group Inc.	6.625%	11/15/37	6,716	7,437
	UnitedHealth Group Inc.	6.875%	2/15/38	6,363	7,260
	UnitedHealth Group Inc.	3.500%	8/15/39	5,470	4,404
	UnitedHealth Group Inc.	2.750%	5/15/40	2,060	1,478
	UnitedHealth Group Inc.	5.700%	10/15/40	1,283	1,314
	UnitedHealth Group Inc.	5.950%	2/15/41	587	615
	UnitedHealth Group Inc.	3.050%	5/15/41	4,454	3,290
	UnitedHealth Group Inc.	4.625%	11/15/41	2,056	1,862
	UnitedHealth Group Inc.	4.375%	3/15/42	5,124	4,489
	UnitedHealth Group Inc.	3.950%	10/15/42	2,485	2,057
	UnitedHealth Group Inc.	4.250%	3/15/43	2,842	2,456

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	4.750%	7/15/45	8,079	7,354
	UnitedHealth Group Inc.	4.200%	1/15/47	4,765	3,938
	UnitedHealth Group Inc.	4.250%	4/15/47	1,847	1,545
	UnitedHealth Group Inc.	3.750%	10/15/47	4,248	3,247
	UnitedHealth Group Inc.	4.250%	6/15/48	6,235	5,150
	UnitedHealth Group Inc.	4.450%	12/15/48	5,270	4,484
	UnitedHealth Group Inc.	3.700%	8/15/49	5,310	3,990
	UnitedHealth Group Inc.	2.900%	5/15/50	4,841	3,125
	UnitedHealth Group Inc.	3.250%	5/15/51	7,832	5,359
	UnitedHealth Group Inc.	4.750%	5/15/52	6,946	6,147
	UnitedHealth Group Inc.	5.875%	2/15/53	9,150	9,493
	UnitedHealth Group Inc.	5.050%	4/15/53	9,344	8,630
	UnitedHealth Group Inc.	5.375%	4/15/54	8,720	8,454
	UnitedHealth Group Inc.	3.875%	8/15/59	5,807	4,300
	UnitedHealth Group Inc.	3.125%	5/15/60	4,314	2,717
	UnitedHealth Group Inc.	4.950%	5/15/62	5,818	5,173
	UnitedHealth Group Inc.	6.050%	2/15/63	7,174	7,542
	UnitedHealth Group Inc.	5.200%	4/15/63	7,048	6,532
	UnitedHealth Group Inc.	5.500%	4/15/64	3,125	3,028
	UPMC	5.377%	5/15/43	1,308	1,297
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,853	2,338
	Viatris Inc.	3.850%	6/22/40	6,390	4,660
	Viatris Inc.	4.000%	6/22/50	11,700	7,900
[1]	WakeMed	3.286%	10/1/52	907	626
[1]	West Virginia United Health System Obligated Group	3.129%	6/1/50	1,242	805
[1]	Willis-Knighton Medical Center	4.813%	9/1/48	1,445	1,262
[1]	Willis-Knighton Medical Center	3.065%	3/1/51	1,268	815
	Wyeth LLC	5.950%	4/1/37	7,728	8,108
[1]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,721	1,020
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	1,354	1,347
	Zoetis Inc.	4.700%	2/1/43	10,124	9,035
	Zoetis Inc.	3.950%	9/12/47	1,439	1,130
	Zoetis Inc.	4.450%	8/20/48	881	749
	Zoetis Inc.	3.000%	5/15/50	2,608	1,705
					1,596,712
Industrials (8.5%)
[1]	3M Co.	5.700%	3/15/37	1,876	1,937
[1]	3M Co.	3.875%	6/15/44	1,580	1,223
[1]	3M Co.	3.125%	9/19/46	3,099	2,086
[1]	3M Co.	3.625%	10/15/47	779	565
[1]	3M Co.	4.000%	9/14/48	4,643	3,690
	3M Co.	3.250%	8/26/49	2,573	1,754
	3M Co.	3.700%	4/15/50	2,409	1,754
	ABB Finance USA Inc.	4.375%	5/8/42	3,477	3,092
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	2,910	2,459
	Boeing Co.	3.250%	2/1/35	6,550	4,951
	Boeing Co.	6.625%	2/15/38	820	840
	Boeing Co.	3.550%	3/1/38	3,742	2,700
	Boeing Co.	3.500%	3/1/39	2,070	1,462
	Boeing Co.	6.875%	3/15/39	963	989
	Boeing Co.	5.875%	2/15/40	892	830
	Boeing Co.	5.705%	5/1/40	12,196	11,214
	Boeing Co.	3.650%	3/1/47	1,213	795
	Boeing Co.	3.625%	3/1/48	2,158	1,392
	Boeing Co.	3.850%	11/1/48	1,298	868
	Boeing Co.	3.900%	5/1/49	3,460	2,314
	Boeing Co.	3.750%	2/1/50	5,981	3,883
	Boeing Co.	5.805%	5/1/50	23,458	21,000
[2]	Boeing Co.	6.858%	5/1/54	11,300	11,459
	Boeing Co.	3.825%	3/1/59	975	624
	Boeing Co.	3.950%	8/1/59	6,407	4,035
	Boeing Co.	5.930%	5/1/60	15,940	14,072
[2]	Boeing Co.	7.008%	5/1/64	6,915	6,975
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,286	1,390
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	2,821	3,031
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	6,690	6,860
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	4,886	4,635
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	3,118	3,088
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	905	851

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Burlington Northern Santa Fe LLC	4.400%	3/15/42	2,579	2,258
Burlington Northern Santa Fe LLC	4.450%	3/15/43	3,615	3,155
Burlington Northern Santa Fe LLC	5.150%	9/1/43	4,222	4,034
Burlington Northern Santa Fe LLC	4.900%	4/1/44	5,370	4,951
Burlington Northern Santa Fe LLC	4.550%	9/1/44	3,263	2,867
Burlington Northern Santa Fe LLC	4.150%	4/1/45	3,906	3,235
Burlington Northern Santa Fe LLC	4.700%	9/1/45	1,404	1,252
Burlington Northern Santa Fe LLC	3.900%	8/1/46	2,402	1,900
Burlington Northern Santa Fe LLC	4.125%	6/15/47	3,291	2,685
Burlington Northern Santa Fe LLC	4.050%	6/15/48	2,715	2,181
Burlington Northern Santa Fe LLC	4.150%	12/15/48	2,877	2,339
Burlington Northern Santa Fe LLC	3.550%	2/15/50	4,092	2,981
Burlington Northern Santa Fe LLC	3.050%	2/15/51	3,341	2,199
Burlington Northern Santa Fe LLC	3.300%	9/15/51	3,994	2,760
Burlington Northern Santa Fe LLC	2.875%	6/15/52	2,650	1,664
Burlington Northern Santa Fe LLC	4.450%	1/15/53	5,597	4,744
Burlington Northern Santa Fe LLC	5.200%	4/15/54	6,556	6,229
Canadian National Railway Co.	6.250%	8/1/34	643	697
Canadian National Railway Co.	6.200%	6/1/36	2,055	2,214
Canadian National Railway Co.	6.375%	11/15/37	1,215	1,324
Canadian National Railway Co.	3.200%	8/2/46	3,307	2,373
Canadian National Railway Co.	3.650%	2/3/48	2,583	1,994
Canadian National Railway Co.	4.450%	1/20/49	2,145	1,868
Canadian National Railway Co.	2.450%	5/1/50	2,570	1,532
Canadian National Railway Co.	4.400%	8/5/52	3,008	2,574
Canadian Pacific Railway Co.	4.800%	9/15/35	3,325	3,156
Canadian Pacific Railway Co.	5.950%	5/15/37	3,139	3,225
Canadian Pacific Railway Co.	3.000%	12/2/41	3,362	2,911
Canadian Pacific Railway Co.	4.300%	5/15/43	1,816	1,533
Canadian Pacific Railway Co.	4.800%	8/1/45	2,045	1,831
Canadian Pacific Railway Co.	4.950%	8/15/45	1,388	1,259
Canadian Pacific Railway Co.	4.700%	5/1/48	2,071	1,782
Canadian Pacific Railway Co.	3.500%	5/1/50	2,975	2,141
Canadian Pacific Railway Co.	3.100%	12/2/51	9,424	6,238
Canadian Pacific Railway Co.	4.200%	11/15/69	1,087	825
Canadian Pacific Railway Co.	6.125%	9/15/15	3,192	3,232
Carrier Global Corp.	3.377%	4/5/40	5,755	4,447
Carrier Global Corp.	3.577%	4/5/50	8,293	6,035
Carrier Global Corp.	6.200%	3/15/54	4,750	5,093
Caterpillar Inc.	6.050%	8/15/36	635	691
Caterpillar Inc.	5.200%	5/27/41	3,761	3,674
Caterpillar Inc.	3.803%	8/15/42	7,032	5,727
Caterpillar Inc.	4.300%	5/15/44	2,520	2,213
Caterpillar Inc.	3.250%	9/19/49	4,942	3,505
Caterpillar Inc.	3.250%	4/9/50	4,810	3,438
Caterpillar Inc.	4.750%	5/15/64	3,659	3,274
CSX Corp.	6.000%	10/1/36	1,694	1,784
CSX Corp.	6.150%	5/1/37	4,016	4,298
CSX Corp.	6.220%	4/30/40	2,232	2,388
CSX Corp.	5.500%	4/15/41	3,296	3,268
CSX Corp.	4.750%	5/30/42	2,711	2,459
CSX Corp.	4.400%	3/1/43	1,498	1,305
CSX Corp.	4.100%	3/15/44	6,619	5,463
CSX Corp.	3.800%	11/1/46	3,367	2,613
CSX Corp.	4.300%	3/1/48	3,669	3,064
CSX Corp.	4.750%	11/15/48	2,092	1,865
CSX Corp.	4.500%	3/15/49	1,346	1,153
CSX Corp.	3.350%	9/15/49	2,481	1,738
CSX Corp.	3.800%	4/15/50	2,140	1,626
CSX Corp.	3.950%	5/1/50	894	699
CSX Corp.	2.500%	5/15/51	4,463	2,623
CSX Corp.	4.500%	11/15/52	4,142	3,534
CSX Corp.	4.500%	8/1/54	874	739
CSX Corp.	4.250%	11/1/66	3,684	2,855
CSX Corp.	4.650%	3/1/68	2,547	2,131
Cummins Inc.	4.875%	10/1/43	2,200	2,034
Cummins Inc.	2.600%	9/1/50	3,118	1,878
Cummins Inc.	5.450%	2/20/54	5,325	5,215
Deere & Co.	3.900%	6/9/42	5,827	4,875
Deere & Co.	2.875%	9/7/49	2,952	1,980

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Deere & Co.	3.750%	4/15/50	4,703	3,726
	Dover Corp.	5.375%	10/15/35	1,380	1,384
	Dover Corp.	5.375%	3/1/41	1,380	1,346
	Eaton Corp.	4.150%	11/2/42	7,261	6,199
	Eaton Corp.	4.700%	8/23/52	866	782
	Emerson Electric Co.	5.250%	11/15/39	975	963
	Emerson Electric Co.	2.750%	10/15/50	1,462	922
	Emerson Electric Co.	2.800%	12/21/51	6,490	4,063
	FedEx Corp.	3.900%	2/1/35	1,798	1,582
	FedEx Corp.	3.250%	5/15/41	3,183	2,321
	FedEx Corp.	3.875%	8/1/42	2,040	1,585
	FedEx Corp.	4.100%	4/15/43	1,442	1,151
	FedEx Corp.	5.100%	1/15/44	3,282	2,978
	FedEx Corp.	4.100%	2/1/45	2,895	2,264
	FedEx Corp.	4.750%	11/15/45	4,471	3,833
	FedEx Corp.	4.550%	4/1/46	5,593	4,635
	FedEx Corp.	4.400%	1/15/47	3,050	2,460
	FedEx Corp.	4.050%	2/15/48	4,595	3,515
	FedEx Corp.	4.950%	10/17/48	4,959	4,341
	FedEx Corp.	5.250%	5/15/50	9,256	8,503
	Fortive Corp.	4.300%	6/15/46	2,623	2,170
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	5,510	5,059
	General Dynamics Corp.	4.250%	4/1/40	3,290	2,896
	General Dynamics Corp.	2.850%	6/1/41	2,010	1,442
	General Dynamics Corp.	3.600%	11/15/42	2,122	1,673
	General Dynamics Corp.	4.250%	4/1/50	2,769	2,323
[1]	General Electric Co.	5.875%	1/14/38	3,720	3,842
[1]	General Electric Co.	6.875%	1/10/39	2,626	2,994
	General Electric Co.	4.500%	3/11/44	2,196	1,928
	General Electric Co.	4.350%	5/1/50	2,613	2,195
	Honeywell International Inc.	5.000%	3/1/35	6,670	6,576
	Honeywell International Inc.	5.700%	3/15/36	1,552	1,625
	Honeywell International Inc.	5.700%	3/15/37	2,338	2,417
	Honeywell International Inc.	5.375%	3/1/41	1,881	1,889
	Honeywell International Inc.	3.812%	11/21/47	1,491	1,166
	Honeywell International Inc.	2.800%	6/1/50	3,291	2,185
	Honeywell International Inc.	5.250%	3/1/54	7,435	7,205
	Honeywell International Inc.	5.350%	3/1/64	3,125	3,033
	Howmet Aerospace Inc.	5.950%	2/1/37	2,995	3,069
	Illinois Tool Works Inc.	4.875%	9/15/41	3,043	2,876
	Illinois Tool Works Inc.	3.900%	9/1/42	5,639	4,684
	Ingersoll Rand Inc.	5.450%	6/15/34	3,200	3,207
	Ingersoll Rand Inc.	5.700%	6/15/54	2,575	2,604
[1]	Johnson Controls International plc	6.000%	1/15/36	970	1,011
[1]	Johnson Controls International plc	4.625%	7/2/44	1,959	1,691
[1]	Johnson Controls International plc	5.125%	9/14/45	1,375	1,254
	Johnson Controls International plc	4.500%	2/15/47	1,632	1,367
[1]	Johnson Controls International plc	4.950%	7/2/64	1,654	1,427
	L3Harris Technologies Inc.	5.350%	6/1/34	2,880	2,843
	L3Harris Technologies Inc.	4.854%	4/27/35	1,573	1,482
	L3Harris Technologies Inc.	6.150%	12/15/40	930	972
	L3Harris Technologies Inc.	5.600%	7/31/53	1,915	1,898
	Lockheed Martin Corp.	4.800%	8/15/34	1,545	1,502
	Lockheed Martin Corp.	3.600%	3/1/35	1,908	1,664
	Lockheed Martin Corp.	4.500%	5/15/36	3,824	3,560
[1]	Lockheed Martin Corp.	6.150%	9/1/36	2,182	2,348
	Lockheed Martin Corp.	5.720%	6/1/40	1,452	1,493
	Lockheed Martin Corp.	4.070%	12/15/42	5,640	4,745
	Lockheed Martin Corp.	3.800%	3/1/45	7,660	6,077
	Lockheed Martin Corp.	4.700%	5/15/46	1,659	1,498
	Lockheed Martin Corp.	2.800%	6/15/50	6,062	3,859
	Lockheed Martin Corp.	4.090%	9/15/52	6,590	5,282
	Lockheed Martin Corp.	4.150%	6/15/53	4,068	3,282
	Lockheed Martin Corp.	5.700%	11/15/54	4,442	4,557
	Lockheed Martin Corp.	5.200%	2/15/55	2,289	2,191
	Lockheed Martin Corp.	4.300%	6/15/62	2,870	2,316
	Lockheed Martin Corp.	5.900%	11/15/63	4,367	4,599
	Lockheed Martin Corp.	5.200%	2/15/64	3,513	3,310
[1]	Nature Conservancy	3.957%	3/1/52	1,535	1,240
	Norfolk Southern Corp.	4.837%	10/1/41	3,074	2,808

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norfolk Southern Corp.	3.950%	10/1/42	3,351	2,697
	Norfolk Southern Corp.	4.650%	1/15/46	1,535	1,337
	Norfolk Southern Corp.	3.942%	11/1/47	2,891	2,237
	Norfolk Southern Corp.	4.150%	2/28/48	2,901	2,315
	Norfolk Southern Corp.	4.100%	5/15/49	1,782	1,400
	Norfolk Southern Corp.	3.400%	11/1/49	1,966	1,374
	Norfolk Southern Corp.	3.050%	5/15/50	9,133	5,935
	Norfolk Southern Corp.	4.050%	8/15/52	3,655	2,809
	Norfolk Southern Corp.	3.700%	3/15/53	1,604	1,156
	Norfolk Southern Corp.	4.550%	6/1/53	3,971	3,329
	Norfolk Southern Corp.	5.350%	8/1/54	4,578	4,354
	Norfolk Southern Corp.	3.155%	5/15/55	4,556	2,876
	Norfolk Southern Corp.	5.950%	3/15/64	4,834	4,936
	Norfolk Southern Corp.	4.100%	5/15/21	2,109	1,487
	Northrop Grumman Corp.	4.900%	6/1/34	3,230	3,117
	Northrop Grumman Corp.	5.150%	5/1/40	2,672	2,554
	Northrop Grumman Corp.	5.050%	11/15/40	1,047	986
	Northrop Grumman Corp.	4.750%	6/1/43	4,628	4,139
	Northrop Grumman Corp.	3.850%	4/15/45	2,994	2,345
	Northrop Grumman Corp.	4.030%	10/15/47	13,499	10,708
	Northrop Grumman Corp.	5.250%	5/1/50	2,217	2,106
	Northrop Grumman Corp.	4.950%	3/15/53	6,808	6,147
	Northrop Grumman Corp.	5.200%	6/1/54	5,045	4,725
	Otis Worldwide Corp.	3.112%	2/15/40	3,767	2,802
	Otis Worldwide Corp.	3.362%	2/15/50	3,503	2,455
[1]	Parker-Hannifin Corp.	4.200%	11/21/34	2,731	2,500
[1]	Parker-Hannifin Corp.	6.250%	5/15/38	947	1,006
[1]	Parker-Hannifin Corp.	4.450%	11/21/44	2,252	1,926
	Parker-Hannifin Corp.	4.100%	3/1/47	3,563	2,842
	Parker-Hannifin Corp.	4.000%	6/14/49	4,583	3,593
	Precision Castparts Corp.	3.900%	1/15/43	2,384	1,972
	Precision Castparts Corp.	4.375%	6/15/45	1,359	1,190
	Republic Services Inc.	6.200%	3/1/40	1,717	1,831
	Republic Services Inc.	5.700%	5/15/41	1,808	1,819
	Republic Services Inc.	3.050%	3/1/50	988	659
	Rockwell Automation Inc.	4.200%	3/1/49	3,826	3,175
	Rockwell Automation Inc.	2.800%	8/15/61	2,123	1,208
	RTX Corp.	5.400%	5/1/35	1,914	1,901
	RTX Corp.	6.050%	6/1/36	1,497	1,551
	RTX Corp.	6.125%	7/15/38	2,547	2,658
	RTX Corp.	4.450%	11/16/38	7,760	6,836
	RTX Corp.	5.700%	4/15/40	120	120
	RTX Corp.	4.875%	10/15/40	2,714	2,479
	RTX Corp.	4.700%	12/15/41	1,482	1,316
	RTX Corp.	4.500%	6/1/42	18,079	15,698
	RTX Corp.	4.800%	12/15/43	1,645	1,464
	RTX Corp.	4.150%	5/15/45	4,536	3,660
	RTX Corp.	3.750%	11/1/46	7,023	5,271
	RTX Corp.	4.350%	4/15/47	5,458	4,498
	RTX Corp.	4.050%	5/4/47	2,760	2,169
	RTX Corp.	4.625%	11/16/48	4,050	3,478
	RTX Corp.	3.125%	7/1/50	4,456	2,925
	RTX Corp.	2.820%	9/1/51	4,793	2,917
	RTX Corp.	3.030%	3/15/52	4,971	3,164
	RTX Corp.	5.375%	2/27/53	5,813	5,517
	RTX Corp.	6.400%	3/15/54	6,320	6,893
	Trane Technologies Financing Ltd.	4.650%	11/1/44	1,186	1,050
	Trane Technologies Financing Ltd.	4.500%	3/21/49	1,767	1,498
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	2,263	2,293
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	1,464	1,207
	Tyco Electronics Group SA	7.125%	10/1/37	1,563	1,781
	Union Pacific Corp.	3.375%	2/1/35	1,161	990
	Union Pacific Corp.	2.891%	4/6/36	3,961	3,168
	Union Pacific Corp.	3.600%	9/15/37	4,915	4,118
[1]	Union Pacific Corp.	3.550%	8/15/39	1,666	1,351
	Union Pacific Corp.	3.200%	5/20/41	3,686	2,800
	Union Pacific Corp.	3.375%	2/14/42	1,144	881
	Union Pacific Corp.	4.050%	3/1/46	1,529	1,232
	Union Pacific Corp.	3.350%	8/15/46	944	678
	Union Pacific Corp.	4.000%	4/15/47	1,996	1,593

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	4.300%	3/1/49	772	639
	Union Pacific Corp.	3.250%	2/5/50	8,754	6,097
	Union Pacific Corp.	3.799%	10/1/51	7,483	5,719
	Union Pacific Corp.	2.950%	3/10/52	3,122	2,008
	Union Pacific Corp.	4.950%	9/9/52	2,514	2,328
	Union Pacific Corp.	3.500%	2/14/53	8,485	6,088
	Union Pacific Corp.	4.950%	5/15/53	2,616	2,432
	Union Pacific Corp.	3.875%	2/1/55	1,480	1,122
	Union Pacific Corp.	3.950%	8/15/59	1,142	858
	Union Pacific Corp.	3.839%	3/20/60	10,615	7,779
	Union Pacific Corp.	3.550%	5/20/61	2,851	1,950
	Union Pacific Corp.	2.973%	9/16/62	4,759	2,823
	Union Pacific Corp.	5.150%	1/20/63	1,776	1,642
	Union Pacific Corp.	4.100%	9/15/67	2,850	2,147
	Union Pacific Corp.	3.750%	2/5/70	3,235	2,268
	Union Pacific Corp.	3.799%	4/6/71	5,732	4,044
	Union Pacific Corp.	3.850%	2/14/72	1,511	1,081
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	4,770	4,785
	United Parcel Service Inc.	6.200%	1/15/38	5,673	6,153
	United Parcel Service Inc.	5.200%	4/1/40	2,311	2,263
	United Parcel Service Inc.	4.875%	11/15/40	2,101	1,968
	United Parcel Service Inc.	3.625%	10/1/42	1,931	1,525
	United Parcel Service Inc.	3.400%	11/15/46	710	528
	United Parcel Service Inc.	3.750%	11/15/47	6,070	4,657
	United Parcel Service Inc.	4.250%	3/15/49	3,419	2,827
	United Parcel Service Inc.	3.400%	9/1/49	3,369	2,414
	United Parcel Service Inc.	5.300%	4/1/50	4,952	4,793
	United Parcel Service Inc.	5.050%	3/3/53	3,115	2,906
	United Parcel Service Inc.	5.500%	5/22/54	4,775	4,731
	United Parcel Service Inc.	5.600%	5/22/64	2,600	2,574
	Valmont Industries Inc.	5.000%	10/1/44	1,866	1,637
	Valmont Industries Inc.	5.250%	10/1/54	1,008	877
	Waste Connections Inc.	3.050%	4/1/50	2,341	1,540
	Waste Connections Inc.	2.950%	1/15/52	4,820	3,076
	Waste Management Inc.	2.950%	6/1/41	2,158	1,562
	Waste Management Inc.	4.100%	3/1/45	1,880	1,576
	Waste Management Inc.	4.150%	7/15/49	2,086	1,713
	Waste Management Inc.	2.500%	11/15/50	2,958	1,757
	WW Grainger Inc.	4.600%	6/15/45	4,109	3,675
	WW Grainger Inc.	3.750%	5/15/46	1,799	1,397
	WW Grainger Inc.	4.200%	5/15/47	1,845	1,534
	Xylem Inc.	4.375%	11/1/46	1,158	968
					838,195
Materials (3.4%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	3,471	2,474
	Air Products and Chemicals Inc.	2.800%	5/15/50	4,839	3,093
	Albemarle Corp.	5.450%	12/1/44	1,700	1,536
	Albemarle Corp.	5.650%	6/1/52	2,020	1,841
	ArcelorMittal SA	7.000%	10/15/39	3,567	3,859
	ArcelorMittal SA	6.750%	3/1/41	1,965	2,029
	Barrick Gold Corp.	6.450%	10/15/35	1,347	1,435
	Barrick North America Finance LLC	5.700%	5/30/41	4,097	4,084
	Barrick North America Finance LLC	5.750%	5/1/43	3,715	3,727
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	3,909	3,945
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	3,642	3,080
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	10,398	9,683
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	2,297	2,267
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	2,038	1,765
	CF Industries Inc.	4.950%	6/1/43	3,687	3,245
	CF Industries Inc.	5.375%	3/15/44	3,231	2,977
	Dow Chemical Co.	4.250%	10/1/34	2,229	2,040
	Dow Chemical Co.	9.400%	5/15/39	2,136	2,830
	Dow Chemical Co.	5.250%	11/15/41	3,271	3,064
	Dow Chemical Co.	4.375%	11/15/42	5,501	4,594
	Dow Chemical Co.	4.625%	10/1/44	1,525	1,307
	Dow Chemical Co.	5.550%	11/30/48	3,140	3,003
	Dow Chemical Co.	4.800%	5/15/49	2,781	2,378
	Dow Chemical Co.	3.600%	11/15/50	6,690	4,710
	Dow Chemical Co.	6.900%	5/15/53	6,310	7,083

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dow Chemical Co.	5.600%	2/15/54	1,100	1,062
	DuPont de Nemours Inc.	5.319%	11/15/38	6,185	6,229
	DuPont de Nemours Inc.	5.419%	11/15/48	9,176	9,250
	Eastman Chemical Co.	4.800%	9/1/42	2,721	2,365
	Eastman Chemical Co.	4.650%	10/15/44	3,958	3,326
	Ecolab Inc.	2.125%	8/15/50	2,242	1,244
	Ecolab Inc.	2.700%	12/15/51	5,392	3,341
	Ecolab Inc.	2.750%	8/18/55	3,073	1,855
	FMC Corp.	4.500%	10/1/49	1,078	831
	FMC Corp.	6.375%	5/18/53	3,141	3,133
	Freeport-McMoRan Inc.	5.400%	11/14/34	2,871	2,810
	Freeport-McMoRan Inc.	5.450%	3/15/43	8,721	8,226
	International Flavors & Fragrances Inc.	4.375%	6/1/47	1,840	1,413
	International Flavors & Fragrances Inc.	5.000%	9/26/48	3,860	3,280
	International Paper Co.	5.000%	9/15/35	1,344	1,272
	International Paper Co.	6.000%	11/15/41	3,656	3,603
	International Paper Co.	4.800%	6/15/44	2,721	2,370
	International Paper Co.	5.150%	5/15/46	2,114	1,896
	International Paper Co.	4.400%	8/15/47	1,966	1,596
	International Paper Co.	4.350%	8/15/48	4,525	3,662
	Lafarge SA	7.125%	7/15/36	2,064	2,255
	Linde Inc.	3.550%	11/7/42	2,168	1,720
	Linde Inc.	2.000%	8/10/50	1,642	882
	Lubrizol Corp.	6.500%	10/1/34	2,409	2,680
	LYB International Finance BV	5.250%	7/15/43	2,994	2,739
	LYB International Finance BV	4.875%	3/15/44	4,321	3,765
	LYB International Finance III LLC	3.375%	10/1/40	5,731	4,219
	LYB International Finance III LLC	4.200%	10/15/49	4,343	3,328
	LYB International Finance III LLC	4.200%	5/1/50	5,132	3,937
	LYB International Finance III LLC	3.625%	4/1/51	4,249	2,946
	LYB International Finance III LLC	3.800%	10/1/60	1,651	1,120
	LyondellBasell Industries NV	4.625%	2/26/55	4,401	3,563
	Martin Marietta Materials Inc.	4.250%	12/15/47	3,068	2,499
	Martin Marietta Materials Inc.	3.200%	7/15/51	3,853	2,598
	Mosaic Co.	4.875%	11/15/41	1,394	1,220
	Mosaic Co.	5.625%	11/15/43	3,819	3,627
[1]	Newmont Corp.	5.875%	4/1/35	2,827	2,901
	Newmont Corp.	6.250%	10/1/39	5,304	5,612
	Newmont Corp.	4.875%	3/15/42	9,430	8,628
	Newmont Corp.	5.450%	6/9/44	1,723	1,671
	Nucor Corp.	6.400%	12/1/37	3,491	3,769
	Nucor Corp.	5.200%	8/1/43	1,601	1,535
	Nucor Corp.	2.979%	12/15/55	4,659	2,855
	Nutrien Ltd.	4.125%	3/15/35	1,946	1,730
	Nutrien Ltd.	5.875%	12/1/36	951	971
	Nutrien Ltd.	5.625%	12/1/40	2,254	2,182
	Nutrien Ltd.	6.125%	1/15/41	1,800	1,842
	Nutrien Ltd.	4.900%	6/1/43	3,010	2,675
	Nutrien Ltd.	5.250%	1/15/45	1,562	1,440
	Nutrien Ltd.	5.000%	4/1/49	2,918	2,584
	Nutrien Ltd.	3.950%	5/13/50	2,432	1,829
	Nutrien Ltd.	5.800%	3/27/53	4,870	4,839
	Packaging Corp. of America	4.050%	12/15/49	1,591	1,239
	Packaging Corp. of America	3.050%	10/1/51	3,065	2,001
	Rio Tinto Alcan Inc.	5.750%	6/1/35	982	1,019
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	4,940	4,807
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	4,330	2,680
	Rio Tinto Finance USA plc	4.750%	3/22/42	2,313	2,134
	Rio Tinto Finance USA plc	4.125%	8/21/42	3,977	3,350
	Rio Tinto Finance USA plc	5.125%	3/9/53	5,632	5,285
	RPM International Inc.	5.250%	6/1/45	1,640	1,504
	RPM International Inc.	4.250%	1/15/48	1,355	1,116
	Sherwin-Williams Co.	4.000%	12/15/42	992	795
	Sherwin-Williams Co.	4.550%	8/1/45	942	799
	Sherwin-Williams Co.	4.500%	6/1/47	6,647	5,636
	Sherwin-Williams Co.	3.800%	8/15/49	1,397	1,051
	Sherwin-Williams Co.	3.300%	5/15/50	960	658
	Sherwin-Williams Co.	2.900%	3/15/52	2,026	1,266
[2]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	4,370	4,299
	Sonoco Products Co.	5.750%	11/1/40	2,438	2,406

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern Copper Corp.	7.500%	7/27/35	4,479	5,179
	Southern Copper Corp.	6.750%	4/16/40	7,290	7,967
	Southern Copper Corp.	5.250%	11/8/42	5,666	5,262
	Southern Copper Corp.	5.875%	4/23/45	6,317	6,272
	Steel Dynamics Inc.	3.250%	10/15/50	1,603	1,047
	Teck Resources Ltd.	6.125%	10/1/35	1,530	1,556
	Teck Resources Ltd.	6.000%	8/15/40	1,883	1,866
	Teck Resources Ltd.	5.200%	3/1/42	1,830	1,632
	Teck Resources Ltd.	5.400%	2/1/43	1,691	1,541
	Vale Overseas Ltd.	6.875%	11/21/36	5,995	6,350
	Vale Overseas Ltd.	6.875%	11/10/39	4,723	5,022
	Vale SA	5.625%	9/11/42	2,135	2,057
	Vulcan Materials Co.	4.500%	6/15/47	2,715	2,284
	Vulcan Materials Co.	4.700%	3/1/48	2,970	2,578
	Westlake Corp.	2.875%	8/15/41	2,760	1,860
	Westlake Corp.	5.000%	8/15/46	2,831	2,499
	Westlake Corp.	4.375%	11/15/47	1,503	1,211
	Westlake Corp.	3.125%	8/15/51	2,988	1,890
	Westlake Corp.	3.375%	8/15/61	2,905	1,756
					336,848
Real Estate (1.5%)
	Agree LP	5.625%	6/15/34	2,000	1,968
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	2,901	2,692
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	1,107	937
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	3,034	2,238
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	3,958	2,390
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	4,805	3,229
	Alexandria Real Estate Equities Inc.	5.150%	4/15/53	2,360	2,081
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	2,230	2,105
	American Homes 4 Rent LP	3.375%	7/15/51	1,445	934
	American Homes 4 Rent LP	4.300%	4/15/52	1,651	1,266
	American Tower Corp.	3.700%	10/15/49	1,999	1,444
	American Tower Corp.	3.100%	6/15/50	5,267	3,377
	American Tower Corp.	2.950%	1/15/51	4,501	2,791
	AvalonBay Communities Inc.	5.350%	6/1/34	1,700	1,687
[1]	AvalonBay Communities Inc.	3.900%	10/15/46	1,590	1,240
[1]	AvalonBay Communities Inc.	4.150%	7/1/47	944	761
[1]	AvalonBay Communities Inc.	4.350%	4/15/48	1,565	1,282
	Brixmor Operating Partnership LP	5.750%	2/15/35	1,810	1,793
	Camden Property Trust	3.350%	11/1/49	1,373	952
	CBRE Services Inc.	5.950%	8/15/34	3,841	3,873
	Crown Castle Inc.	2.900%	4/1/41	5,573	3,853
	Crown Castle Inc.	4.750%	5/15/47	1,179	999
	Crown Castle Inc.	5.200%	2/15/49	1,522	1,378
	Crown Castle Inc.	4.000%	11/15/49	989	749
	Crown Castle Inc.	4.150%	7/1/50	1,878	1,457
	Crown Castle Inc.	3.250%	1/15/51	5,873	3,874
	Equinix Inc.	3.000%	7/15/50	2,645	1,668
	Equinix Inc.	2.950%	9/15/51	2,015	1,240
	Equinix Inc.	3.400%	2/15/52	2,054	1,393
	ERP Operating LP	4.500%	7/1/44	4,174	3,510
	ERP Operating LP	4.500%	6/1/45	904	757
	ERP Operating LP	4.000%	8/1/47	837	642
	Essex Portfolio LP	4.500%	3/15/48	1,243	1,025
	Essex Portfolio LP	2.650%	9/1/50	1,401	788
	Federal Realty OP LP	4.500%	12/1/44	2,732	2,229
	Healthpeak OP LLC	6.750%	2/1/41	1,281	1,399
	Host Hotels & Resorts LP	5.700%	7/1/34	2,700	2,646
	Kilroy Realty LP	2.650%	11/15/33	1,496	1,094
	Kimco Realty OP LLC	6.400%	3/1/34	1,655	1,744
	Kimco Realty OP LLC	4.250%	4/1/45	821	651
	Kimco Realty OP LLC	4.125%	12/1/46	1,018	770
	Kimco Realty OP LLC	4.450%	9/1/47	1,358	1,072
	Kimco Realty OP LLC	3.700%	10/1/49	992	706
	Mid-America Apartments LP	2.875%	9/15/51	2,033	1,253
	NNN REIT Inc.	5.500%	6/15/34	2,260	2,230
	NNN REIT Inc.	4.800%	10/15/48	1,176	993
	NNN REIT Inc.	3.100%	4/15/50	1,242	784
	NNN REIT Inc.	3.000%	4/15/52	3,101	1,919

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prologis LP	4.375%	9/15/48	1,452	1,209
	Prologis LP	3.050%	3/1/50	2,434	1,591
	Prologis LP	3.000%	4/15/50	5,168	3,360
	Prologis LP	2.125%	10/15/50	3,106	1,661
	Prologis LP	5.250%	6/15/53	3,939	3,714
	Prologis LP	5.250%	3/15/54	3,040	2,848
	Public Storage Operating Co.	5.350%	8/1/53	3,242	3,125
	Realty Income Corp.	4.650%	3/15/47	2,792	2,411
	Regency Centers LP	4.400%	2/1/47	1,655	1,346
	Regency Centers LP	4.650%	3/15/49	1,473	1,226
	Simon Property Group LP	6.750%	2/1/40	3,769	4,109
	Simon Property Group LP	4.750%	3/15/42	1,891	1,670
	Simon Property Group LP	4.250%	10/1/44	828	672
	Simon Property Group LP	4.250%	11/30/46	815	662
	Simon Property Group LP	3.250%	9/13/49	7,829	5,259
	Simon Property Group LP	3.800%	7/15/50	3,793	2,796
	Simon Property Group LP	5.850%	3/8/53	2,929	2,908
	Simon Property Group LP	6.650%	1/15/54	1,603	1,766
	UDR Inc.	3.100%	11/1/34	2,047	1,640
	Ventas Realty LP	5.625%	7/1/34	2,100	2,069
	Ventas Realty LP	5.700%	9/30/43	4,129	3,937
	Ventas Realty LP	4.375%	2/1/45	1,242	986
	VICI Properties LP	5.625%	5/15/52	4,398	3,945
	VICI Properties LP	6.125%	4/1/54	1,795	1,723
	Welltower OP LLC	6.500%	3/15/41	1,743	1,878
	Welltower OP LLC	4.950%	9/1/48	2,155	1,935
	Weyerhaeuser Co.	4.000%	3/9/52	2,965	2,261
					144,570
Technology (8.7%)
	Advanced Micro Devices Inc.	4.393%	6/1/52	2,372	2,012
	Analog Devices Inc.	2.800%	10/1/41	3,757	2,649
	Analog Devices Inc.	5.300%	12/15/45	1,223	1,185
	Analog Devices Inc.	2.950%	10/1/51	6,302	4,104
	Apple Inc.	4.500%	2/23/36	6,034	5,868
	Apple Inc.	2.375%	2/8/41	11,618	7,993
	Apple Inc.	3.850%	5/4/43	13,794	11,548
	Apple Inc.	4.450%	5/6/44	3,309	3,041
	Apple Inc.	3.450%	2/9/45	10,468	8,132
	Apple Inc.	4.375%	5/13/45	8,914	7,918
	Apple Inc.	4.650%	2/23/46	15,836	14,603
	Apple Inc.	3.850%	8/4/46	9,001	7,315
	Apple Inc.	4.250%	2/9/47	4,479	3,934
	Apple Inc.	3.750%	9/12/47	4,218	3,348
	Apple Inc.	3.750%	11/13/47	4,551	3,616
	Apple Inc.	2.950%	9/11/49	7,939	5,370
	Apple Inc.	2.650%	5/11/50	10,593	6,698
	Apple Inc.	2.400%	8/20/50	6,743	4,067
	Apple Inc.	2.650%	2/8/51	8,576	5,390
	Apple Inc.	2.700%	8/5/51	8,334	5,262
	Apple Inc.	3.950%	8/8/52	9,820	7,911
	Apple Inc.	4.850%	5/10/53	1,567	1,498
	Apple Inc.	2.550%	8/20/60	6,812	4,074
	Apple Inc.	2.800%	2/8/61	9,043	5,497
	Apple Inc.	2.850%	8/5/61	8,279	5,058
	Apple Inc.	4.100%	8/8/62	7,998	6,417
	Applied Materials Inc.	5.100%	10/1/35	2,910	2,932
	Applied Materials Inc.	5.850%	6/15/41	2,416	2,548
	Applied Materials Inc.	4.350%	4/1/47	4,093	3,577
	Applied Materials Inc.	2.750%	6/1/50	3,272	2,134
[2]	Broadcom Inc.	3.137%	11/15/35	15,839	12,576
[2]	Broadcom Inc.	3.187%	11/15/36	11,447	8,974
[2]	Broadcom Inc.	4.926%	5/15/37	11,533	10,732
[2]	Broadcom Inc.	3.500%	2/15/41	14,222	10,828
[2]	Broadcom Inc.	3.750%	2/15/51	12,311	9,055
	Cisco Systems Inc.	5.900%	2/15/39	7,960	8,443
	Cisco Systems Inc.	5.500%	1/15/40	8,652	8,782
	Cisco Systems Inc.	5.300%	2/26/54	8,527	8,362
	Cisco Systems Inc.	5.350%	2/26/64	5,165	5,019
	Corning Inc.	4.700%	3/15/37	1,075	981

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corning Inc.	5.750%	8/15/40	2,103	2,073
Corning Inc.	4.750%	3/15/42	2,350	2,076
Corning Inc.	5.350%	11/15/48	2,257	2,107
Corning Inc.	3.900%	11/15/49	1,839	1,387
Corning Inc.	4.375%	11/15/57	3,486	2,714
Corning Inc.	5.850%	11/15/68	1,232	1,204
Corning Inc.	5.450%	11/15/79	3,037	2,785
Dell Inc.	6.500%	4/15/38	962	1,018
Dell International LLC	8.100%	7/15/36	4,673	5,578
Dell International LLC	3.375%	12/15/41	3,361	2,461
Dell International LLC	8.350%	7/15/46	1,665	2,131
Dell International LLC	3.450%	12/15/51	7,005	4,763
Fidelity National Information Services Inc.	3.100%	3/1/41	3,368	2,403
Fidelity National Information Services Inc.	4.500%	8/15/46	464	381
Fiserv Inc.	4.400%	7/1/49	10,229	8,330
Hewlett Packard Enterprise Co.	6.200%	10/15/35	3,319	3,504
Hewlett Packard Enterprise Co.	6.350%	10/15/45	6,172	6,544
HP Inc.	6.000%	9/15/41	5,974	6,108
IBM International Capital Pte. Ltd.	5.250%	2/5/44	5,575	5,253
IBM International Capital Pte. Ltd.	5.300%	2/5/54	7,845	7,319
Intel Corp.	4.600%	3/25/40	2,689	2,425
Intel Corp.	2.800%	8/12/41	4,180	2,889
Intel Corp.	4.800%	10/1/41	3,443	3,121
Intel Corp.	4.250%	12/15/42	2,792	2,318
Intel Corp.	5.625%	2/10/43	4,046	4,022
Intel Corp.	4.900%	7/29/45	2,938	2,697
Intel Corp.	4.100%	5/19/46	4,163	3,346
Intel Corp.	4.100%	5/11/47	4,818	3,843
Intel Corp.	3.734%	12/8/47	9,078	6,700
Intel Corp.	3.250%	11/15/49	9,000	5,984
Intel Corp.	4.750%	3/25/50	9,731	8,347
Intel Corp.	3.050%	8/12/51	5,409	3,410
Intel Corp.	4.900%	8/5/52	12,865	11,316
Intel Corp.	5.700%	2/10/53	10,284	10,061
Intel Corp.	3.100%	2/15/60	6,645	4,002
Intel Corp.	4.950%	3/25/60	3,490	3,044
Intel Corp.	3.200%	8/12/61	3,188	1,948
Intel Corp.	5.050%	8/5/62	4,710	4,151
Intel Corp.	5.900%	2/10/63	5,630	5,599
International Business Machines Corp.	4.150%	5/15/39	12,531	10,708
International Business Machines Corp.	5.600%	11/30/39	1,925	1,950
International Business Machines Corp.	2.850%	5/15/40	1,236	880
International Business Machines Corp.	4.000%	6/20/42	5,834	4,735
International Business Machines Corp.	4.700%	2/19/46	1,751	1,551
International Business Machines Corp.	4.250%	5/15/49	12,598	10,173
International Business Machines Corp.	2.950%	5/15/50	3,500	2,220
International Business Machines Corp.	3.430%	2/9/52	2,743	1,886
International Business Machines Corp.	4.900%	7/27/52	1,359	1,211
International Business Machines Corp.	5.100%	2/6/53	2,170	2,002
International Business Machines Corp.	7.125%	12/1/96	850	1,050
Intuit Inc.	5.500%	9/15/53	5,665	5,650
Juniper Networks Inc.	5.950%	3/15/41	1,928	1,931
KLA Corp.	5.000%	3/15/49	1,600	1,487
KLA Corp.	3.300%	3/1/50	4,594	3,221
KLA Corp.	4.950%	7/15/52	7,111	6,593
KLA Corp.	5.250%	7/15/62	2,219	2,114
Kyndryl Holdings Inc.	4.100%	10/15/41	2,629	2,019
Lam Research Corp.	4.875%	3/15/49	3,504	3,209
Lam Research Corp.	2.875%	6/15/50	3,954	2,582
Lam Research Corp.	3.125%	6/15/60	2,260	1,433
Micron Technology Inc.	3.366%	11/1/41	2,304	1,688
Micron Technology Inc.	3.477%	11/1/51	2,732	1,880
Microsoft Corp.	3.500%	2/12/35	6,317	5,673
Microsoft Corp.	4.200%	11/3/35	3,429	3,263
Microsoft Corp.	3.450%	8/8/36	7,730	6,696
Microsoft Corp.	4.100%	2/6/37	3,252	3,019
Microsoft Corp.	5.200%	6/1/39	2,909	3,021
Microsoft Corp.	4.500%	10/1/40	2,488	2,408
Microsoft Corp.	5.300%	2/8/41	2,908	3,079
Microsoft Corp.	3.500%	11/15/42	4,619	3,789

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Microsoft Corp.	3.750%	2/12/45	2,197	1,844
	Microsoft Corp.	3.700%	8/8/46	6,578	5,361
	Microsoft Corp.	4.250%	2/6/47	969	875
[2]	Microsoft Corp.	4.500%	6/15/47	11,916	10,930
	Microsoft Corp.	2.525%	6/1/50	29,054	18,234
[2]	Microsoft Corp.	2.500%	9/15/50	9,864	6,110
	Microsoft Corp.	2.921%	3/17/52	22,452	15,124
	Microsoft Corp.	4.000%	2/12/55	2,353	1,962
	Microsoft Corp.	3.950%	8/8/56	1,805	1,465
	Microsoft Corp.	4.500%	2/6/57	3,024	2,758
	Microsoft Corp.	2.675%	6/1/60	17,214	10,409
	Microsoft Corp.	3.041%	3/17/62	9,109	5,952
	Moody's Corp.	2.750%	8/19/41	2,668	1,838
	Moody's Corp.	5.250%	7/15/44	2,580	2,462
	Moody's Corp.	4.875%	12/17/48	1,156	1,040
	Moody's Corp.	3.250%	5/20/50	910	620
	Moody's Corp.	3.750%	2/25/52	3,573	2,670
	Moody's Corp.	3.100%	11/29/61	2,414	1,476
	Motorola Solutions Inc.	5.500%	9/1/44	1,849	1,789
	Nokia OYJ	6.625%	5/15/39	2,173	2,104
	NVIDIA Corp.	3.500%	4/1/40	4,355	3,598
	NVIDIA Corp.	3.500%	4/1/50	8,695	6,647
	NVIDIA Corp.	3.700%	4/1/60	2,239	1,685
	NXP BV	3.250%	5/11/41	5,135	3,745
	NXP BV	3.125%	2/15/42	2,195	1,547
	NXP BV	3.250%	11/30/51	2,189	1,440
	Oracle Corp.	4.300%	7/8/34	7,886	7,144
	Oracle Corp.	3.900%	5/15/35	3,249	2,812
	Oracle Corp.	3.850%	7/15/36	7,574	6,365
	Oracle Corp.	3.800%	11/15/37	9,546	7,841
	Oracle Corp.	6.500%	4/15/38	8,892	9,488
	Oracle Corp.	6.125%	7/8/39	5,361	5,528
	Oracle Corp.	3.600%	4/1/40	11,762	9,060
	Oracle Corp.	5.375%	7/15/40	12,312	11,698
	Oracle Corp.	3.650%	3/25/41	11,117	8,515
	Oracle Corp.	4.500%	7/8/44	5,948	4,961
	Oracle Corp.	4.125%	5/15/45	9,275	7,281
	Oracle Corp.	4.000%	7/15/46	15,488	11,841
	Oracle Corp.	4.000%	11/15/47	7,060	5,356
	Oracle Corp.	3.600%	4/1/50	20,184	14,048
	Oracle Corp.	3.950%	3/25/51	15,508	11,417
	Oracle Corp.	6.900%	11/9/52	7,705	8,610
	Oracle Corp.	5.550%	2/6/53	9,017	8,511
	Oracle Corp.	4.375%	5/15/55	5,144	3,989
	Oracle Corp.	3.850%	4/1/60	14,621	10,024
	Oracle Corp.	4.100%	3/25/61	7,953	5,710
	QUALCOMM Inc.	4.650%	5/20/35	4,328	4,191
	QUALCOMM Inc.	4.800%	5/20/45	6,983	6,457
	QUALCOMM Inc.	4.300%	5/20/47	6,973	5,964
	QUALCOMM Inc.	3.250%	5/20/50	3,662	2,597
	QUALCOMM Inc.	4.500%	5/20/52	4,750	4,089
	QUALCOMM Inc.	6.000%	5/20/53	5,238	5,636
	Quanta Services Inc.	3.050%	10/1/41	3,423	2,404
	S&P Global Inc.	3.250%	12/1/49	1,851	1,300
	S&P Global Inc.	3.700%	3/1/52	4,215	3,183
	S&P Global Inc.	2.300%	8/15/60	2,971	1,529
	S&P Global Inc.	3.900%	3/1/62	2,253	1,675
	Salesforce Inc.	2.700%	7/15/41	5,024	3,505
	Salesforce Inc.	2.900%	7/15/51	8,286	5,308
	Salesforce Inc.	3.050%	7/15/61	4,780	2,949
	Texas Instruments Inc.	3.875%	3/15/39	3,211	2,801
	Texas Instruments Inc.	4.150%	5/15/48	6,549	5,416
	Texas Instruments Inc.	2.700%	9/15/51	1,415	881
	Texas Instruments Inc.	4.100%	8/16/52	1,215	993
	Texas Instruments Inc.	5.000%	3/14/53	3,709	3,462
	Texas Instruments Inc.	5.150%	2/8/54	3,735	3,562
	Texas Instruments Inc.	5.050%	5/18/63	9,395	8,753
	TSMC Arizona Corp.	3.125%	10/25/41	4,957	3,839
	TSMC Arizona Corp.	3.250%	10/25/51	4,324	3,170
	TSMC Arizona Corp.	4.500%	4/22/52	4,348	4,051

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verisk Analytics Inc.	3.625%	5/15/50	2,944	2,079
	Workday Inc.	3.800%	4/1/32	50	45
					865,657
Utilities (12.7%)
	AEP Texas Inc.	3.800%	10/1/47	2,250	1,600
[1]	AEP Texas Inc.	4.150%	5/1/49	1,141	858
[1]	AEP Texas Inc.	3.450%	1/15/50	1,479	984
	AEP Texas Inc.	3.450%	5/15/51	3,457	2,269
	AEP Texas Inc.	5.250%	5/15/52	2,247	2,019
	AEP Transmission Co. LLC	4.000%	12/1/46	2,237	1,775
	AEP Transmission Co. LLC	3.750%	12/1/47	3,418	2,552
	AEP Transmission Co. LLC	4.250%	9/15/48	1,886	1,516
	AEP Transmission Co. LLC	3.800%	6/15/49	2,046	1,516
[1]	AEP Transmission Co. LLC	3.650%	4/1/50	2,614	1,899
[1]	AEP Transmission Co. LLC	2.750%	8/15/51	1,862	1,117
[1]	AEP Transmission Co. LLC	4.500%	6/15/52	1,943	1,618
	AEP Transmission Co. LLC	5.400%	3/15/53	3,280	3,141
	Alabama Power Co.	6.125%	5/15/38	1,175	1,218
	Alabama Power Co.	6.000%	3/1/39	1,329	1,372
	Alabama Power Co.	3.850%	12/1/42	1,208	966
	Alabama Power Co.	4.150%	8/15/44	2,703	2,221
	Alabama Power Co.	3.750%	3/1/45	4,710	3,638
	Alabama Power Co.	4.300%	1/2/46	1,187	991
[1]	Alabama Power Co.	3.700%	12/1/47	2,098	1,584
[1]	Alabama Power Co.	4.300%	7/15/48	3,628	2,975
	Alabama Power Co.	3.450%	10/1/49	2,378	1,692
	Alabama Power Co.	3.125%	7/15/51	1,299	861
	Alabama Power Co.	3.000%	3/15/52	1,525	988
	Ameren Illinois Co.	4.150%	3/15/46	1,426	1,169
	Ameren Illinois Co.	3.700%	12/1/47	4,326	3,276
	Ameren Illinois Co.	4.500%	3/15/49	1,931	1,659
	Ameren Illinois Co.	3.250%	3/15/50	1,964	1,336
	Ameren Illinois Co.	2.900%	6/15/51	1,676	1,052
	Ameren Illinois Co.	5.900%	12/1/52	1,377	1,422
	American Electric Power Co. Inc.	3.250%	3/1/50	1,962	1,288
	American Water Capital Corp.	6.593%	10/15/37	3,037	3,342
	American Water Capital Corp.	4.300%	12/1/42	1,289	1,099
	American Water Capital Corp.	4.300%	9/1/45	1,054	889
	American Water Capital Corp.	4.000%	12/1/46	472	375
	American Water Capital Corp.	3.750%	9/1/47	4,296	3,255
	American Water Capital Corp.	4.200%	9/1/48	2,988	2,435
	American Water Capital Corp.	4.150%	6/1/49	1,822	1,465
	American Water Capital Corp.	3.450%	5/1/50	2,487	1,755
	American Water Capital Corp.	3.250%	6/1/51	2,146	1,472
	American Water Capital Corp.	5.450%	3/1/54	2,640	2,548
	Appalachian Power Co.	7.000%	4/1/38	2,669	2,910
	Appalachian Power Co.	4.400%	5/15/44	1,079	863
	Appalachian Power Co.	4.450%	6/1/45	1,412	1,133
[1]	Appalachian Power Co.	4.500%	3/1/49	2,089	1,655
[1]	Appalachian Power Co.	3.700%	5/1/50	3,574	2,465
	Arizona Public Service Co.	5.700%	8/15/34	1,500	1,499
	Arizona Public Service Co.	5.050%	9/1/41	982	894
	Arizona Public Service Co.	4.500%	4/1/42	901	760
	Arizona Public Service Co.	4.350%	11/15/45	1,871	1,520
	Arizona Public Service Co.	3.750%	5/15/46	902	662
	Arizona Public Service Co.	4.200%	8/15/48	1,401	1,086
	Arizona Public Service Co.	4.250%	3/1/49	1,347	1,047
	Arizona Public Service Co.	3.500%	12/1/49	1,093	739
	Arizona Public Service Co.	3.350%	5/15/50	2,533	1,690
	Arizona Public Service Co.	2.650%	9/15/50	1,600	925
	Atmos Energy Corp.	5.500%	6/15/41	1,578	1,576
	Atmos Energy Corp.	4.150%	1/15/43	2,183	1,835
	Atmos Energy Corp.	4.125%	10/15/44	3,510	2,916
	Atmos Energy Corp.	4.300%	10/1/48	2,495	2,065
	Atmos Energy Corp.	4.125%	3/15/49	2,062	1,639
	Atmos Energy Corp.	3.375%	9/15/49	2,272	1,587
	Atmos Energy Corp.	2.850%	2/15/52	2,282	1,416
	Atmos Energy Corp.	5.750%	10/15/52	1,846	1,880
	Atmos Energy Corp.	6.200%	11/15/53	2,467	2,667

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Avista Corp.	4.350%	6/1/48	1,831	1,486
	Avista Corp.	4.000%	4/1/52	1,800	1,343
	Baltimore Gas & Electric Co.	6.350%	10/1/36	1,675	1,774
	Baltimore Gas & Electric Co.	3.500%	8/15/46	998	730
[1]	Baltimore Gas & Electric Co.	3.750%	8/15/47	916	685
	Baltimore Gas & Electric Co.	4.250%	9/15/48	817	661
	Baltimore Gas & Electric Co.	3.200%	9/15/49	1,904	1,267
	Baltimore Gas & Electric Co.	2.900%	6/15/50	1,282	799
	Baltimore Gas & Electric Co.	4.550%	6/1/52	2,077	1,747
	Baltimore Gas & Electric Co.	5.400%	6/1/53	2,816	2,699
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	11,876	12,394
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,499	1,538
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	3,616	3,400
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	3,571	3,097
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	4,013	2,947
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	1,543	1,262
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	5,883	4,596
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	5,572	3,401
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	3,722	3,080
	Black Hills Corp.	6.000%	1/15/35	2,300	2,302
	Black Hills Corp.	4.200%	9/15/46	1,341	1,020
	Black Hills Corp.	3.875%	10/15/49	1,508	1,066
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	1,246	956
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	2,964	2,576
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	1,992	1,558
[1]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	2,002	1,637
[1]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	1,607	1,024
[1]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	3,734	2,596
[1]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	2,270	2,017
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	1,786	1,724
	CenterPoint Energy Inc.	3.700%	9/1/49	1,322	942
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	1,388	1,409
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	2,618	2,073
	Cleco Corporate Holdings LLC	4.973%	5/1/46	1,516	1,242
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,936	1,930
	CMS Energy Corp.	4.875%	3/1/44	2,706	2,441
	Commonwealth Edison Co.	5.900%	3/15/36	3,113	3,222
	Commonwealth Edison Co.	6.450%	1/15/38	1,312	1,406
	Commonwealth Edison Co.	3.800%	10/1/42	2,210	1,746
	Commonwealth Edison Co.	4.600%	8/15/43	1,496	1,307
	Commonwealth Edison Co.	4.700%	1/15/44	1,081	961
	Commonwealth Edison Co.	3.700%	3/1/45	1,712	1,310
	Commonwealth Edison Co.	4.350%	11/15/45	1,918	1,600
	Commonwealth Edison Co.	3.650%	6/15/46	2,930	2,184
[1]	Commonwealth Edison Co.	3.750%	8/15/47	2,742	2,066
	Commonwealth Edison Co.	4.000%	3/1/48	5,621	4,371
	Commonwealth Edison Co.	4.000%	3/1/49	1,896	1,463
[1]	Commonwealth Edison Co.	3.200%	11/15/49	1,516	1,007
	Commonwealth Edison Co.	3.000%	3/1/50	2,388	1,530
[1]	Commonwealth Edison Co.	3.125%	3/15/51	4,728	3,080
[1]	Commonwealth Edison Co.	2.750%	9/1/51	1,777	1,064
[1]	Commonwealth Edison Co.	3.850%	3/15/52	4,396	3,276
	Commonwealth Edison Co.	5.300%	2/1/53	3,670	3,461
	Commonwealth Edison Co.	5.650%	6/1/54	1,450	1,441
	Connecticut Light & Power Co.	4.300%	4/15/44	2,061	1,741
[1]	Connecticut Light & Power Co.	4.150%	6/1/45	1,542	1,276
	Connecticut Light & Power Co.	4.000%	4/1/48	4,391	3,485
	Connecticut Light & Power Co.	5.250%	1/15/53	2,922	2,787
[1]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	892	884
[1]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	1,817	1,860
[1]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,044	1,100
[1]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	1,635	1,730
[1]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,354	1,499
[1]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	2,208	2,170
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	966	964
[1]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	1,611	1,340
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	3,202	2,556
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	6,218	5,312
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	2,761	2,344
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,319	1,015

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,305	1,009
[1]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	2,422	2,064
[1]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	1,119	880
[1]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	7,825	6,101
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	2,589	1,712
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	6,466	6,860
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	4,671	4,798
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	4,750	4,720
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	2,719	2,306
[1]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,776	1,403
[1]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	1,337	997
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	3,287	2,675
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	2,431	1,676
[1]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	2,926	1,727
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	2,217	1,525
	Constellation Energy Generation LLC	6.250%	10/1/39	2,850	2,948
	Constellation Energy Generation LLC	5.750%	10/1/41	970	947
	Constellation Energy Generation LLC	5.600%	6/15/42	3,930	3,781
	Constellation Energy Generation LLC	6.500%	10/1/53	5,057	5,394
	Constellation Energy Generation LLC	5.750%	3/15/54	4,930	4,781
	Consumers Energy Co.	3.950%	5/15/43	1,557	1,264
	Consumers Energy Co.	3.250%	8/15/46	2,806	2,041
	Consumers Energy Co.	3.950%	7/15/47	1,095	878
	Consumers Energy Co.	4.050%	5/15/48	2,803	2,265
	Consumers Energy Co.	4.350%	4/15/49	1,946	1,651
	Consumers Energy Co.	3.750%	2/15/50	2,228	1,696
	Consumers Energy Co.	3.100%	8/15/50	1,701	1,194
	Consumers Energy Co.	3.500%	8/1/51	2,461	1,842
	Consumers Energy Co.	2.650%	8/15/52	1,631	987
	Consumers Energy Co.	4.200%	9/1/52	2,370	1,925
	Consumers Energy Co.	2.500%	5/1/60	2,044	1,151
	Dayton Power & Light Co.	3.950%	6/15/49	1,972	1,425
	Delmarva Power & Light Co.	4.150%	5/15/45	984	781
[1]	Dominion Energy Inc.	5.950%	6/15/35	2,234	2,263
	Dominion Energy Inc.	7.000%	6/15/38	846	919
[1]	Dominion Energy Inc.	3.300%	4/15/41	2,716	1,981
[1]	Dominion Energy Inc.	4.900%	8/1/41	2,334	2,065
[1]	Dominion Energy Inc.	4.050%	9/15/42	1,516	1,192
	Dominion Energy Inc.	4.700%	12/1/44	1,186	1,006
[1]	Dominion Energy Inc.	4.600%	3/15/49	2,399	1,989
[1]	Dominion Energy Inc.	4.850%	8/15/52	2,941	2,526
[1]	Dominion Energy Inc.	7.000%	6/1/54	3,000	3,092
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	967	999
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,452	1,413
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	2,404	2,095
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	3,952	3,507
[1]	DTE Electric Co.	4.000%	4/1/43	1,429	1,163
	DTE Electric Co.	4.300%	7/1/44	2,323	1,968
	DTE Electric Co.	3.700%	3/15/45	3,114	2,412
	DTE Electric Co.	3.700%	6/1/46	1,257	956
	DTE Electric Co.	3.750%	8/15/47	1,123	853
[1]	DTE Electric Co.	4.050%	5/15/48	2,514	2,005
	DTE Electric Co.	3.950%	3/1/49	2,550	2,019
	DTE Electric Co.	2.950%	3/1/50	2,000	1,295
[1]	DTE Electric Co.	3.250%	4/1/51	2,679	1,814
[1]	DTE Electric Co.	3.650%	3/1/52	2,284	1,671
	DTE Electric Co.	5.400%	4/1/53	2,789	2,725
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,282	1,326
	Duke Energy Carolinas LLC	6.000%	1/15/38	2,339	2,425
	Duke Energy Carolinas LLC	6.050%	4/15/38	1,501	1,560
	Duke Energy Carolinas LLC	5.300%	2/15/40	2,974	2,896
	Duke Energy Carolinas LLC	4.250%	12/15/41	4,162	3,490
	Duke Energy Carolinas LLC	4.000%	9/30/42	3,683	2,980
	Duke Energy Carolinas LLC	3.750%	6/1/45	2,277	1,720
	Duke Energy Carolinas LLC	3.875%	3/15/46	2,182	1,680
	Duke Energy Carolinas LLC	3.700%	12/1/47	4,222	3,101
	Duke Energy Carolinas LLC	3.950%	3/15/48	2,365	1,821
	Duke Energy Carolinas LLC	3.200%	8/15/49	2,475	1,660
	Duke Energy Carolinas LLC	3.450%	4/15/51	1,884	1,314
	Duke Energy Carolinas LLC	3.550%	3/15/52	1,796	1,263

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Carolinas LLC	5.350%	1/15/53	5,338	5,088
	Duke Energy Carolinas LLC	5.400%	1/15/54	3,320	3,190
	Duke Energy Corp.	3.300%	6/15/41	3,299	2,403
	Duke Energy Corp.	4.800%	12/15/45	1,661	1,429
	Duke Energy Corp.	3.750%	9/1/46	6,579	4,841
	Duke Energy Corp.	3.950%	8/15/47	1,617	1,212
	Duke Energy Corp.	4.200%	6/15/49	1,901	1,471
	Duke Energy Corp.	3.500%	6/15/51	6,490	4,399
	Duke Energy Corp.	5.000%	8/15/52	5,236	4,576
	Duke Energy Corp.	6.100%	9/15/53	2,719	2,781
	Duke Energy Florida LLC	6.350%	9/15/37	1,921	2,036
	Duke Energy Florida LLC	6.400%	6/15/38	5,874	6,257
	Duke Energy Florida LLC	5.650%	4/1/40	937	931
	Duke Energy Florida LLC	3.850%	11/15/42	1,102	877
	Duke Energy Florida LLC	3.400%	10/1/46	3,200	2,268
	Duke Energy Florida LLC	4.200%	7/15/48	1,921	1,544
	Duke Energy Florida LLC	3.000%	12/15/51	1,586	1,001
	Duke Energy Florida LLC	5.950%	11/15/52	1,798	1,844
	Duke Energy Florida LLC	6.200%	11/15/53	3,063	3,266
	Duke Energy Indiana LLC	6.120%	10/15/35	1,231	1,291
	Duke Energy Indiana LLC	6.350%	8/15/38	1,716	1,823
	Duke Energy Indiana LLC	6.450%	4/1/39	960	1,024
[1]	Duke Energy Indiana LLC	4.900%	7/15/43	1,677	1,511
	Duke Energy Indiana LLC	3.750%	5/15/46	611	466
[1]	Duke Energy Indiana LLC	3.250%	10/1/49	2,869	1,927
	Duke Energy Indiana LLC	2.750%	4/1/50	2,524	1,527
	Duke Energy Indiana LLC	5.400%	4/1/53	2,152	2,038
	Duke Energy Ohio Inc.	3.700%	6/15/46	3,214	2,363
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,510	1,211
	Duke Energy Ohio Inc.	5.650%	4/1/53	2,837	2,778
	Duke Energy Ohio Inc.	5.550%	3/15/54	1,785	1,729
	Duke Energy Progress LLC	6.300%	4/1/38	1,164	1,233
	Duke Energy Progress LLC	4.100%	5/15/42	2,495	2,041
	Duke Energy Progress LLC	4.100%	3/15/43	1,834	1,493
	Duke Energy Progress LLC	4.375%	3/30/44	3,721	3,108
	Duke Energy Progress LLC	4.150%	12/1/44	2,152	1,737
	Duke Energy Progress LLC	4.200%	8/15/45	2,792	2,261
	Duke Energy Progress LLC	3.700%	10/15/46	2,773	2,069
	Duke Energy Progress LLC	3.600%	9/15/47	2,153	1,566
	Duke Energy Progress LLC	2.500%	8/15/50	2,441	1,405
	Duke Energy Progress LLC	2.900%	8/15/51	1,880	1,167
	Duke Energy Progress LLC	4.000%	4/1/52	1,617	1,231
	Duke Energy Progress LLC	5.350%	3/15/53	2,875	2,712
[1]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	825	658
	El Paso Electric Co.	6.000%	5/15/35	1,805	1,791
	El Paso Electric Co.	5.000%	12/1/44	921	770
	Emera US Finance LP	4.750%	6/15/46	6,068	4,904
	Entergy Arkansas LLC	4.200%	4/1/49	2,100	1,678
	Entergy Arkansas LLC	2.650%	6/15/51	3,103	1,802
	Entergy Arkansas LLC	3.350%	6/15/52	1,713	1,152
	Entergy Arkansas LLC	5.750%	6/1/54	1,700	1,687
	Entergy Corp.	3.750%	6/15/50	2,585	1,827
	Entergy Louisiana LLC	3.100%	6/15/41	2,013	1,451
	Entergy Louisiana LLC	4.200%	9/1/48	3,520	2,783
	Entergy Louisiana LLC	4.200%	4/1/50	1,622	1,275
	Entergy Louisiana LLC	2.900%	3/15/51	3,036	1,835
	Entergy Louisiana LLC	4.750%	9/15/52	1,950	1,673
	Entergy Louisiana LLC	5.700%	3/15/54	3,380	3,331
	Entergy Mississippi LLC	3.850%	6/1/49	1,807	1,339
	Entergy Mississippi LLC	3.500%	6/1/51	1,508	1,043
	Entergy Mississippi LLC	5.850%	6/1/54	1,700	1,693
	Entergy Texas Inc.	4.500%	3/30/39	1,558	1,365
	Entergy Texas Inc.	3.550%	9/30/49	2,134	1,505
	Entergy Texas Inc.	5.000%	9/15/52	1,384	1,223
	Entergy Texas Inc.	5.800%	9/1/53	1,647	1,639
	Essential Utilities Inc.	4.276%	5/1/49	3,006	2,358
	Essential Utilities Inc.	3.351%	4/15/50	2,929	1,962
	Essential Utilities Inc.	5.300%	5/1/52	2,188	1,997
	Evergy Kansas Central Inc.	4.125%	3/1/42	2,286	1,876
	Evergy Kansas Central Inc.	4.100%	4/1/43	2,059	1,664

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Evergy Kansas Central Inc.	4.250%	12/1/45	916	744
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,525	1,008
	Evergy Kansas Central Inc.	3.450%	4/15/50	2,354	1,610
	Evergy Kansas Central Inc.	5.700%	3/15/53	1,584	1,548
	Evergy Metro Inc.	5.300%	10/1/41	1,589	1,501
	Evergy Metro Inc.	4.200%	6/15/47	1,415	1,130
	Evergy Metro Inc.	4.200%	3/15/48	1,126	896
[1]	Evergy Metro Inc.	4.125%	4/1/49	1,681	1,306
	Eversource Energy	5.950%	7/15/34	2,750	2,771
	Eversource Energy	3.450%	1/15/50	3,393	2,316
[1]	Exelon Corp.	4.950%	6/15/35	2,477	2,301
	Exelon Corp.	5.625%	6/15/35	2,748	2,730
	Exelon Corp.	5.100%	6/15/45	2,508	2,285
	Exelon Corp.	4.450%	4/15/46	3,023	2,520
	Exelon Corp.	4.700%	4/15/50	5,372	4,579
	Exelon Corp.	4.100%	3/15/52	2,657	2,043
	Exelon Corp.	5.600%	3/15/53	4,271	4,133
[1]	FirstEnergy Corp.	5.100%	7/15/47	2,208	1,898
[1]	FirstEnergy Corp.	3.400%	3/1/50	5,835	3,873
	Florida Power & Light Co.	4.950%	6/1/35	1,388	1,349
	Florida Power & Light Co.	5.650%	2/1/37	964	977
	Florida Power & Light Co.	5.950%	2/1/38	1,571	1,644
	Florida Power & Light Co.	5.960%	4/1/39	1,477	1,558
	Florida Power & Light Co.	5.690%	3/1/40	1,872	1,906
	Florida Power & Light Co.	5.250%	2/1/41	1,606	1,566
	Florida Power & Light Co.	4.125%	2/1/42	3,773	3,185
	Florida Power & Light Co.	4.050%	6/1/42	3,607	3,017
	Florida Power & Light Co.	3.800%	12/15/42	3,342	2,679
	Florida Power & Light Co.	4.050%	10/1/44	3,117	2,559
	Florida Power & Light Co.	3.700%	12/1/47	2,898	2,201
	Florida Power & Light Co.	3.950%	3/1/48	5,269	4,158
	Florida Power & Light Co.	4.125%	6/1/48	2,350	1,898
	Florida Power & Light Co.	3.990%	3/1/49	2,321	1,832
	Florida Power & Light Co.	3.150%	10/1/49	2,697	1,830
	Florida Power & Light Co.	2.875%	12/4/51	6,201	3,945
	Florida Power & Light Co.	5.300%	4/1/53	2,777	2,680
[4]	Florida Power & Light Co.	5.600%	6/15/54	4,350	4,379
[1]	Georgia Power Co.	4.750%	9/1/40	2,080	1,871
	Georgia Power Co.	4.300%	3/15/42	6,423	5,492
	Georgia Power Co.	4.300%	3/15/43	1,233	1,031
[1]	Georgia Power Co.	3.700%	1/30/50	3,818	2,828
[1]	Georgia Power Co.	3.250%	3/15/51	3,278	2,216
	Georgia Power Co.	5.125%	5/15/52	4,678	4,341
	Iberdrola International BV	6.750%	7/15/36	2,396	2,670
[1]	Idaho Power Co.	4.200%	3/1/48	1,917	1,498
[1]	Idaho Power Co.	5.500%	3/15/53	3,440	3,267
[1]	Idaho Power Co.	5.800%	4/1/54	1,515	1,491
	Indiana Michigan Power Co.	6.050%	3/15/37	1,723	1,763
[1]	Indiana Michigan Power Co.	4.550%	3/15/46	1,452	1,218
[1]	Indiana Michigan Power Co.	3.750%	7/1/47	1,067	782
	Indiana Michigan Power Co.	4.250%	8/15/48	1,763	1,396
	Indiana Michigan Power Co.	3.250%	5/1/51	2,723	1,781
	Indiana Michigan Power Co.	5.625%	4/1/53	3,246	3,175
	Interstate Power & Light Co.	6.250%	7/15/39	1,250	1,291
	Interstate Power & Light Co.	3.700%	9/15/46	1,304	954
	Interstate Power & Light Co.	3.500%	9/30/49	1,563	1,081
	Interstate Power & Light Co.	3.100%	11/30/51	1,277	806
	ITC Holdings Corp.	5.300%	7/1/43	1,690	1,557
[1]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	1,271	1,173
	Kentucky Utilities Co.	5.125%	11/1/40	3,704	3,494
	Kentucky Utilities Co.	4.375%	10/1/45	1,545	1,290
	Kentucky Utilities Co.	3.300%	6/1/50	3,205	2,167
	Louisville Gas & Electric Co.	4.250%	4/1/49	2,433	1,940
[1]	MidAmerican Energy Co.	5.750%	11/1/35	1,265	1,295
[1]	MidAmerican Energy Co.	5.800%	10/15/36	2,762	2,832
	MidAmerican Energy Co.	4.800%	9/15/43	2,445	2,194
	MidAmerican Energy Co.	4.400%	10/15/44	2,513	2,118
	MidAmerican Energy Co.	4.250%	5/1/46	2,067	1,699
	MidAmerican Energy Co.	3.650%	8/1/48	2,056	1,529
	MidAmerican Energy Co.	4.250%	7/15/49	4,016	3,291

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MidAmerican Energy Co.	3.150%	4/15/50	3,013	2,005
	MidAmerican Energy Co.	2.700%	8/1/52	865	516
	MidAmerican Energy Co.	5.850%	9/15/54	5,229	5,357
	MidAmerican Energy Co.	5.300%	2/1/55	3,334	3,160
[1]	Mississippi Power Co.	4.250%	3/15/42	1,992	1,646
[1]	Mississippi Power Co.	3.100%	7/30/51	1,136	720
	National Grid USA	5.803%	4/1/35	2,160	2,121
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	1,017	840
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	4,167	3,429
[1]	Nevada Power Co.	6.650%	4/1/36	802	855
[1]	Nevada Power Co.	6.750%	7/1/37	1,265	1,372
[1]	Nevada Power Co.	3.125%	8/1/50	1,678	1,070
[1]	Nevada Power Co.	5.900%	5/1/53	1,357	1,366
	Nevada Power Co.	6.000%	3/15/54	3,206	3,258
	NextEra Energy Capital Holdings Inc.	3.000%	1/15/52	2,118	1,338
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	5,765	5,356
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	3,995	3,862
	NiSource Inc.	5.950%	6/15/41	1,127	1,131
	NiSource Inc.	5.250%	2/15/43	1,416	1,309
	NiSource Inc.	4.800%	2/15/44	4,008	3,491
	NiSource Inc.	5.650%	2/1/45	1,744	1,682
	NiSource Inc.	4.375%	5/15/47	5,420	4,416
	NiSource Inc.	3.950%	3/30/48	4,424	3,337
	NiSource Inc.	5.000%	6/15/52	1,483	1,317
	Northern States Power Co.	6.250%	6/1/36	675	720
	Northern States Power Co.	6.200%	7/1/37	1,156	1,232
	Northern States Power Co.	5.350%	11/1/39	3,033	2,958
	Northern States Power Co.	3.400%	8/15/42	2,131	1,616
	Northern States Power Co.	4.125%	5/15/44	1,683	1,372
	Northern States Power Co.	4.000%	8/15/45	723	571
	Northern States Power Co.	3.600%	5/15/46	2,448	1,812
	Northern States Power Co.	3.600%	9/15/47	2,471	1,817
	Northern States Power Co.	2.900%	3/1/50	2,427	1,554
	Northern States Power Co.	2.600%	6/1/51	1,870	1,110
	Northern States Power Co.	3.200%	4/1/52	2,115	1,403
	Northern States Power Co.	4.500%	6/1/52	2,896	2,445
	Northern States Power Co.	5.100%	5/15/53	5,111	4,729
	Northern States Power Co.	5.400%	3/15/54	3,075	2,977
	Northern States Power Co.	5.650%	6/15/54	2,850	2,839
	NorthWestern Corp.	4.176%	11/15/44	1,409	1,139
	NSTAR Electric Co.	5.500%	3/15/40	1,332	1,306
	NSTAR Electric Co.	4.400%	3/1/44	1,418	1,204
	NSTAR Electric Co.	4.550%	6/1/52	2,455	2,062
	NSTAR Electric Co.	4.950%	9/15/52	1,831	1,645
	Oglethorpe Power Corp.	5.950%	11/1/39	857	840
	Oglethorpe Power Corp.	5.375%	11/1/40	1,525	1,424
	Oglethorpe Power Corp.	4.500%	4/1/47	2,183	1,761
	Oglethorpe Power Corp.	5.050%	10/1/48	2,455	2,144
	Oglethorpe Power Corp.	3.750%	8/1/50	1,766	1,259
	Oglethorpe Power Corp.	5.250%	9/1/50	1,845	1,651
	Oglethorpe Power Corp.	6.200%	12/1/53	1,815	1,848
	Ohio Edison Co.	6.875%	7/15/36	1,780	1,959
	Ohio Power Co.	4.150%	4/1/48	1,386	1,076
	Ohio Power Co.	4.000%	6/1/49	1,245	946
[1]	Ohio Power Co.	2.900%	10/1/51	1,920	1,183
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	1,230	979
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	1,229	929
	Oklahoma Gas & Electric Co.	5.600%	4/1/53	2,188	2,138
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	552	654
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	4,662	4,499
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	3,058	2,715
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	2,061	1,999
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	2,002	1,556
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,871	1,424
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,449	1,166
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	2,608	1,983
[1]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	1,793	1,193
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	2,373	1,421
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	2,246	1,921
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	4,183	3,797

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	2,138	2,046
	ONE Gas Inc.	4.658%	2/1/44	2,510	2,206
	ONE Gas Inc.	4.500%	11/1/48	2,369	1,993
	Pacific Gas & Electric Co.	4.500%	7/1/40	9,224	7,650
	Pacific Gas & Electric Co.	3.300%	8/1/40	5,090	3,639
	Pacific Gas & Electric Co.	4.200%	6/1/41	1,122	885
	Pacific Gas & Electric Co.	4.450%	4/15/42	560	450
	Pacific Gas & Electric Co.	3.750%	8/15/42	959	700
	Pacific Gas & Electric Co.	4.600%	6/15/43	2,475	2,019
	Pacific Gas & Electric Co.	4.750%	2/15/44	1,088	903
	Pacific Gas & Electric Co.	4.300%	3/15/45	2,945	2,265
	Pacific Gas & Electric Co.	4.000%	12/1/46	935	682
	Pacific Gas & Electric Co.	3.950%	12/1/47	2,496	1,804
	Pacific Gas & Electric Co.	4.950%	7/1/50	13,746	11,461
	Pacific Gas & Electric Co.	3.500%	8/1/50	11,605	7,656
	Pacific Gas & Electric Co.	5.250%	3/1/52	2,552	2,199
	Pacific Gas & Electric Co.	6.750%	1/15/53	8,256	8,728
	Pacific Gas & Electric Co.	6.700%	4/1/53	8,490	8,945
	PacifiCorp	5.250%	6/15/35	792	763
	PacifiCorp	6.100%	8/1/36	1,208	1,237
	PacifiCorp	5.750%	4/1/37	2,604	2,574
	PacifiCorp	6.250%	10/15/37	2,905	2,990
	PacifiCorp	6.350%	7/15/38	1,215	1,260
	PacifiCorp	6.000%	1/15/39	1,897	1,919
	PacifiCorp	4.100%	2/1/42	1,118	873
	PacifiCorp	4.125%	1/15/49	2,965	2,241
	PacifiCorp	4.150%	2/15/50	2,164	1,642
	PacifiCorp	3.300%	3/15/51	1,732	1,107
	PacifiCorp	2.900%	6/15/52	3,654	2,124
	PacifiCorp	5.350%	12/1/53	5,531	4,953
	PacifiCorp	5.500%	5/15/54	6,084	5,571
	PacifiCorp	5.800%	1/15/55	6,678	6,351
	PECO Energy Co.	5.950%	10/1/36	1,596	1,672
	PECO Energy Co.	4.150%	10/1/44	970	802
	PECO Energy Co.	3.700%	9/15/47	1,251	949
	PECO Energy Co.	3.900%	3/1/48	1,692	1,329
	PECO Energy Co.	3.000%	9/15/49	1,356	894
	PECO Energy Co.	2.800%	6/15/50	1,185	744
	PECO Energy Co.	3.050%	3/15/51	604	394
	PECO Energy Co.	2.850%	9/15/51	1,585	984
	PECO Energy Co.	4.600%	5/15/52	1,753	1,514
	PECO Energy Co.	4.375%	8/15/52	2,950	2,446
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	985	845
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	943	676
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	1,734	1,128
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	1,723	1,510
	Potomac Electric Power Co.	6.500%	11/15/37	1,278	1,396
	Potomac Electric Power Co.	4.150%	3/15/43	3,817	3,159
	Potomac Electric Power Co.	5.500%	3/15/54	1,085	1,067
	PPL Electric Utilities Corp.	6.250%	5/15/39	953	1,016
	PPL Electric Utilities Corp.	4.750%	7/15/43	861	780
	PPL Electric Utilities Corp.	4.125%	6/15/44	1,109	923
	PPL Electric Utilities Corp.	4.150%	10/1/45	1,224	1,009
	PPL Electric Utilities Corp.	3.950%	6/1/47	1,880	1,484
	PPL Electric Utilities Corp.	4.150%	6/15/48	3,359	2,730
	PPL Electric Utilities Corp.	3.000%	10/1/49	895	594
	PPL Electric Utilities Corp.	5.250%	5/15/53	3,461	3,303
	Progress Energy Inc.	6.000%	12/1/39	2,539	2,563
[1]	Public Service Co. of Colorado	6.250%	9/1/37	1,462	1,528
	Public Service Co. of Colorado	6.500%	8/1/38	532	570
	Public Service Co. of Colorado	3.600%	9/15/42	1,034	785
	Public Service Co. of Colorado	4.300%	3/15/44	793	643
	Public Service Co. of Colorado	3.800%	6/15/47	2,352	1,736
	Public Service Co. of Colorado	4.100%	6/15/48	1,263	962
	Public Service Co. of Colorado	4.050%	9/15/49	885	676
[1]	Public Service Co. of Colorado	3.200%	3/1/50	2,267	1,497
[1]	Public Service Co. of Colorado	2.700%	1/15/51	976	570
[1]	Public Service Co. of Colorado	4.500%	6/1/52	2,610	2,129
	Public Service Co. of Colorado	5.250%	4/1/53	3,878	3,559
	Public Service Co. of Colorado	5.750%	5/15/54	3,705	3,683

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Service Co. of New Hampshire	3.600%	7/1/49	1,602	1,175
	Public Service Co. of New Hampshire	5.150%	1/15/53	916	854
[1]	Public Service Co. of Oklahoma	3.150%	8/15/51	1,781	1,141
[1]	Public Service Electric & Gas Co.	5.800%	5/1/37	852	878
[1]	Public Service Electric & Gas Co.	5.500%	3/1/40	1,746	1,741
[1]	Public Service Electric & Gas Co.	3.950%	5/1/42	1,920	1,568
[1]	Public Service Electric & Gas Co.	3.650%	9/1/42	1,648	1,284
[1]	Public Service Electric & Gas Co.	3.800%	1/1/43	1,733	1,385
[1]	Public Service Electric & Gas Co.	3.800%	3/1/46	2,194	1,711
[1]	Public Service Electric & Gas Co.	3.600%	12/1/47	3,383	2,520
[1]	Public Service Electric & Gas Co.	4.050%	5/1/48	1,414	1,139
[1]	Public Service Electric & Gas Co.	3.850%	5/1/49	1,382	1,068
[1]	Public Service Electric & Gas Co.	3.200%	8/1/49	1,718	1,182
[1]	Public Service Electric & Gas Co.	3.150%	1/1/50	997	677
[1]	Public Service Electric & Gas Co.	2.700%	5/1/50	1,623	1,011
[1]	Public Service Electric & Gas Co.	2.050%	8/1/50	2,818	1,520
[1]	Public Service Electric & Gas Co.	3.000%	3/1/51	1,950	1,271
[1]	Public Service Electric & Gas Co.	5.125%	3/15/53	2,015	1,896
	Public Service Electric & Gas Co.	5.450%	8/1/53	1,948	1,910
[1]	Public Service Electric & Gas Co.	5.450%	3/1/54	3,389	3,329
	Puget Sound Energy Inc.	6.274%	3/15/37	1,084	1,142
	Puget Sound Energy Inc.	5.757%	10/1/39	999	993
	Puget Sound Energy Inc.	5.795%	3/15/40	1,161	1,163
	Puget Sound Energy Inc.	5.638%	4/15/41	1,063	1,050
	Puget Sound Energy Inc.	4.300%	5/20/45	1,248	1,022
	Puget Sound Energy Inc.	4.223%	6/15/48	3,569	2,830
	Puget Sound Energy Inc.	3.250%	9/15/49	2,479	1,639
	Puget Sound Energy Inc.	2.893%	9/15/51	1,433	883
	Puget Sound Energy Inc.	5.448%	6/1/53	1,872	1,800
	San Diego Gas & Electric Co.	6.000%	6/1/39	990	1,012
	San Diego Gas & Electric Co.	4.500%	8/15/40	2,223	1,969
[1]	San Diego Gas & Electric Co.	3.750%	6/1/47	1,753	1,316
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,868	1,497
[1]	San Diego Gas & Electric Co.	4.100%	6/15/49	1,699	1,331
[1]	San Diego Gas & Electric Co.	3.320%	4/15/50	1,198	811
[1]	San Diego Gas & Electric Co.	2.950%	8/15/51	4,142	2,671
	San Diego Gas & Electric Co.	3.700%	3/15/52	1,798	1,298
	San Diego Gas & Electric Co.	5.350%	4/1/53	4,325	4,087
	San Diego Gas & Electric Co.	5.550%	4/15/54	2,290	2,233
	Sempra	3.800%	2/1/38	4,836	3,952
	Sempra	6.000%	10/15/39	2,589	2,616
	Sempra	4.000%	2/1/48	3,351	2,549
[2]	Sierra Pacific Power Co.	5.900%	3/15/54	1,506	1,506
	Southern California Edison Co.	5.200%	6/1/34	2,210	2,152
[1]	Southern California Edison Co.	5.750%	4/1/35	1,359	1,374
[1]	Southern California Edison Co.	5.350%	7/15/35	1,470	1,439
	Southern California Edison Co.	5.625%	2/1/36	1,119	1,110
[1]	Southern California Edison Co.	5.550%	1/15/37	1,412	1,389
[1]	Southern California Edison Co.	5.950%	2/1/38	2,826	2,859
	Southern California Edison Co.	6.050%	3/15/39	946	963
	Southern California Edison Co.	5.500%	3/15/40	2,917	2,824
	Southern California Edison Co.	4.500%	9/1/40	1,357	1,167
	Southern California Edison Co.	4.050%	3/15/42	3,079	2,443
[1]	Southern California Edison Co.	3.900%	3/15/43	2,124	1,645
	Southern California Edison Co.	4.650%	10/1/43	3,448	2,974
[1]	Southern California Edison Co.	3.600%	2/1/45	1,130	826
	Southern California Edison Co.	4.000%	4/1/47	7,852	6,024
[1]	Southern California Edison Co.	4.125%	3/1/48	10,256	8,010
[1]	Southern California Edison Co.	4.875%	3/1/49	2,610	2,267
	Southern California Edison Co.	3.650%	2/1/50	6,457	4,604
[1]	Southern California Edison Co.	2.950%	2/1/51	1,905	1,185
[1]	Southern California Edison Co.	3.650%	6/1/51	1,254	882
	Southern California Edison Co.	3.450%	2/1/52	2,787	1,898
[1]	Southern California Edison Co.	5.450%	6/1/52	1,561	1,460
	Southern California Edison Co.	5.700%	3/1/53	2,109	2,060
	Southern California Edison Co.	5.875%	12/1/53	3,702	3,699
	Southern California Edison Co.	5.750%	4/15/54	1,885	1,856
	Southern California Gas Co.	5.125%	11/15/40	1,092	1,027
	Southern California Gas Co.	3.750%	9/15/42	1,687	1,308
[1]	Southern California Gas Co.	4.125%	6/1/48	4,414	3,454

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Southern California Gas Co.	4.300%	1/15/49	2,129	1,705
[1]	Southern California Gas Co.	3.950%	2/15/50	1,205	908
	Southern California Gas Co.	6.350%	11/15/52	2,612	2,812
	Southern California Gas Co.	5.750%	6/1/53	3,138	3,107
	Southern California Gas Co.	5.600%	4/1/54	2,095	2,048
	Southern Co.	4.250%	7/1/36	2,194	1,948
	Southern Co.	4.400%	7/1/46	9,831	8,247
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	983	988
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,941	1,595
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	2,090	1,571
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	2,026	1,642
[1]	Southern Co. Gas Capital Corp.	3.150%	9/30/51	2,105	1,327
	Southern Power Co.	5.150%	9/15/41	2,781	2,572
	Southern Power Co.	5.250%	7/15/43	569	521
[1]	Southern Power Co.	4.950%	12/15/46	1,423	1,238
	Southwest Gas Corp.	3.800%	9/29/46	1,319	974
	Southwest Gas Corp.	4.150%	6/1/49	2,278	1,722
	Southwestern Electric Power Co.	6.200%	3/15/40	992	1,027
[1]	Southwestern Electric Power Co.	3.900%	4/1/45	1,118	826
[1]	Southwestern Electric Power Co.	3.850%	2/1/48	2,487	1,773
	Southwestern Electric Power Co.	3.250%	11/1/51	2,493	1,588
	Southwestern Public Service Co.	4.500%	8/15/41	1,125	938
	Southwestern Public Service Co.	3.400%	8/15/46	982	665
	Southwestern Public Service Co.	3.700%	8/15/47	2,375	1,672
[1]	Southwestern Public Service Co.	4.400%	11/15/48	1,432	1,127
	Southwestern Public Service Co.	3.750%	6/15/49	1,207	856
[1]	Southwestern Public Service Co.	3.150%	5/1/50	2,000	1,269
	Spire Missouri Inc.	3.300%	6/1/51	1,475	991
	Tampa Electric Co.	4.100%	6/15/42	1,407	1,152
	Tampa Electric Co.	4.300%	6/15/48	1,763	1,413
	Tampa Electric Co.	4.450%	6/15/49	1,206	1,000
	Tampa Electric Co.	3.625%	6/15/50	1,689	1,206
	Tampa Electric Co.	3.450%	3/15/51	2,619	1,783
	Tampa Electric Co.	5.000%	7/15/52	1,255	1,117
	Toledo Edison Co.	6.150%	5/15/37	1,224	1,277
	Tucson Electric Power Co.	4.850%	12/1/48	1,378	1,196
	Tucson Electric Power Co.	4.000%	6/15/50	533	400
	Tucson Electric Power Co.	3.250%	5/1/51	1,430	937
	Tucson Electric Power Co.	5.500%	4/15/53	1,545	1,488
	Union Electric Co.	5.300%	8/1/37	2,383	2,341
	Union Electric Co.	3.900%	9/15/42	1,565	1,261
	Union Electric Co.	3.650%	4/15/45	2,029	1,518
	Union Electric Co.	4.000%	4/1/48	2,732	2,113
	Union Electric Co.	3.250%	10/1/49	946	638
	Union Electric Co.	2.625%	3/15/51	2,655	1,574
	Union Electric Co.	3.900%	4/1/52	1,973	1,516
	Union Electric Co.	5.450%	3/15/53	3,103	2,980
	Union Electric Co.	5.250%	1/15/54	1,000	932
[1]	Virginia Electric & Power Co.	6.000%	1/15/36	1,887	1,949
[1]	Virginia Electric & Power Co.	6.000%	5/15/37	3,941	4,039
	Virginia Electric & Power Co.	6.350%	11/30/37	2,785	2,934
	Virginia Electric & Power Co.	8.875%	11/15/38	4,765	6,189
	Virginia Electric & Power Co.	4.000%	1/15/43	1,794	1,438
[1]	Virginia Electric & Power Co.	4.650%	8/15/43	3,076	2,699
	Virginia Electric & Power Co.	4.450%	2/15/44	3,052	2,598
[1]	Virginia Electric & Power Co.	4.200%	5/15/45	2,186	1,780
[1]	Virginia Electric & Power Co.	4.000%	11/15/46	1,892	1,477
[1]	Virginia Electric & Power Co.	3.800%	9/15/47	1,317	987
	Virginia Electric & Power Co.	4.600%	12/1/48	2,162	1,830
	Virginia Electric & Power Co.	3.300%	12/1/49	2,537	1,724
	Virginia Electric & Power Co.	2.450%	12/15/50	3,360	1,896
	Virginia Electric & Power Co.	2.950%	11/15/51	4,077	2,553
[1]	Virginia Electric & Power Co.	4.625%	5/15/52	4,802	4,052
	Virginia Electric & Power Co.	5.450%	4/1/53	4,450	4,267
	Virginia Electric & Power Co.	5.700%	8/15/53	1,352	1,350
	Virginia Electric & Power Co.	5.350%	1/15/54	1,469	1,391
[1]	Washington Gas Light Co.	3.796%	9/15/46	2,683	2,004
[1]	Washington Gas Light Co.	3.650%	9/15/49	1,943	1,405
	Wisconsin Electric Power Co.	5.700%	12/1/36	988	1,017
	Wisconsin Electric Power Co.	4.300%	10/15/48	2,251	1,852

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Power & Light Co.	6.375%	8/15/37	1,179	1,229
	Wisconsin Power & Light Co.	3.650%	4/1/50	1,513	1,080
	Wisconsin Public Service Corp.	3.671%	12/1/42	971	756
	Wisconsin Public Service Corp.	4.752%	11/1/44	2,133	1,912
	Wisconsin Public Service Corp.	3.300%	9/1/49	1,417	971
	Wisconsin Public Service Corp.	2.850%	12/1/51	2,015	1,246
	Xcel Energy Inc.	6.500%	7/1/36	1,289	1,350
	Xcel Energy Inc.	3.500%	12/1/49	3,148	2,147
					1,259,838
Total Corporate Bonds (Cost $10,861,789)					9,731,719
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[5]	Vanguard Market Liquidity Fund (Cost $9,690)	5.397%		96,926	9,692
Total Investments (98.4%) (Cost $10,871,479)					9,741,411
Other Assets and Liabilities—Net (1.6%)					154,088
Net Assets (100%)					9,895,499
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, the aggregate value was $111,725,000, representing 1.1% of net assets.
3	Securities with a value of $1,761,000 have been segregated as initial margin for open futures contracts.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2024.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2024	579	64,866	(152)

Short Futures Contracts
Long U.S. Treasury Bond	September 2024	(266)	(30,873)	98
Ultra Long U.S. Treasury Bond	September 2024	(99)	(12,121)	42
				140
				(12)

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
The fund had no open credit default swap contracts at May 31, 2024.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	9,731,719	—	9,731,719
Temporary Cash Investments	9,692	—	—	9,692
Total	9,692	9,731,719	—	9,741,411

Derivative Financial Instruments
Assets
Futures Contracts[1]	140	—	—	140
Liabilities
Futures Contracts[1]	152	—	—	152
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.